UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-00945

Virtus Equity Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT
VIRTUS EQUITY TRUST

March 31, 2019
Virtus KAR Capital Growth Fund
Virtus KAR Global Quality Dividend Fund*
Virtus KAR Mid-Cap Core Fund
Virtus KAR Mid-Cap Growth Fund
Virtus KAR Small-Cap Core Fund
Virtus KAR Small-Cap Growth Fund
Virtus KAR Small-Cap Value Fund
Virtus KAR Small-Mid Cap Core Fund
Virtus Rampart Enhanced Core Equity Fund
*Prospectus supplement applicable to this fund appears at the back of this semiannual report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive all future shareholder reports in paper free of charge to you. (Please note that the Fund will incur additional expenses when printing and mailing any paper shareholder reports, and Fund expenses pass indirectly to all shareholders.) If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Table of Contents
Message to Shareholders	1
Disclosure of Fund Expenses	2
Key Investment Terms	5
Portfolio Holdings Summary Weightings	6
Fund	Schedule of Investments
Virtus KAR Capital Growth Fund (“KAR Capital Growth Fund”)	8
Virtus KAR Global Quality Dividend Fund (“KAR Global Quality Dividend Fund”)	10
Virtus KAR Mid-Cap Core Fund (“KAR Mid-Cap Core Fund”)	12
Virtus KAR Mid-Cap Growth Fund (“KAR Mid-Cap Growth Fund”)	13
Virtus KAR Small-Cap Core Fund (“KAR Small-Cap Core Fund”)	15
Virtus KAR Small-Cap Growth Fund (“KAR Small-Cap Growth Fund”)	16
Virtus KAR Small-Cap Value Fund (“KAR Small-Cap Value Fund”)	17
Virtus KAR Small-Mid Cap Core Fund (“KAR Small-Mid Cap Core Fund”)	18
Virtus Rampart Enhanced Core Equity Fund (“Rampart Enhanced Core Equity Fund”)	19
Statements of Assets and Liabilities	24
Statements of Operations	28
Statements of Changes in Net Assets	30
Financial Highlights	35
Notes to Financial Statements	42
Consideration of Advisory and Subadvisory Agreements by the Board of Trustees	58
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
For periods prior to the quarter ending June 30, 2019, the Trust has filed a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Qs are available on the SEC’s website at https://www.sec.gov.
Effective June 30, 2019, the Trust will file a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this semiannual report that reviews the performance of your fund for the six months ended March 31, 2019.
Despite a strong rebound in the first quarter of 2019, many global market indexes remained in negative territory for the six months ended March 31, 2019. During this period, U.S. large-cap stocks, as measured by the S&P 500® Index, decreased 1.72%, while small-cap stocks fell even further, decreasing 8.56%, as measured by the Russell 2000® Index. Within international equities, emerging markets produced positive returns, with the MSCI Emerging Markets Index (net) up 1.71%, while developed markets, as measured by the MSCI EAFE® Index (net), fell 3.81%.
In fixed income markets, the yield on the 10-year Treasury was at 2.41% at March 31, 2019, down from 3.05% at September 30, 2018. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, was up 4.63% for the six months. Non-investment grade bonds also produced positive returns during the period, up 2.39%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
These last few months of market uncertainty serve as a reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, international, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.
On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 800-243-1574. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
May 2019
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2018 TO March 31, 2019
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Equity Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio	Expenses Paid During Period*
KAR Capital Growth Fund
	Class A	$ 1,000.00	$ 1,004.30	1.23%	$ 6.15
	Class C	1,000.00	1,001.00	2.01	10.03
	Class I	1,000.00	1,005.90	1.02	5.10
	Class R6	1,000.00	1,003.80	0.78	3.90
KAR Global Quality Dividend Fund
	Class A	1,000.00	1,031.90	1.34	6.79
	Class C	1,000.00	1,027.00	2.09	10.56
	Class I	1,000.00	1,033.10	1.10	5.58
KAR Mid-Cap Core Fund
	Class A	1,000.00	977.90	1.20	5.92
	Class C	1,000.00	974.50	1.95	9.60
	Class I	1,000.00	979.20	0.95	4.69
	Class R6	1,000.00	979.80	0.87	4.29
KAR Mid-Cap Growth Fund
	Class A	1,000.00	1,036.70	1.40	7.11
	Class C	1,000.00	1,033.00	2.15	10.90
	Class I	1,000.00	1,038.30	1.15	5.84
	Class R6	1,000.00	1,039.70	0.90	4.58
KAR Small-Cap Core Fund
	Class A	1,000.00	1,032.60	1.29	6.54
	Class C	1,000.00	1,028.40	2.03	10.27
	Class I	1,000.00	1,034.00	1.02	5.17
	Class R6	1,000.00	1,034.30	0.94	4.77
KAR Small-Cap Growth Fund
	Class A	1,000.00	1,079.30	1.36	7.05
	Class C	1,000.00	1,075.20	2.10	10.86
	Class I	1,000.00	1,081.00	1.11	5.76
	Class R6	1,000.00	1,081.60	1.01	5.24
KAR Small-Cap Value Fund
	Class A	1,000.00	904.60	1.25	5.94
	Class C	1,000.00	901.60	1.97	9.34
	Class I	1,000.00	905.90	0.99	4.70
	Class R6	1,000.00	906.40	0.89	4.23

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2018 TO March 31, 2019
		Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio	Expenses Paid During Period*
KAR Small-Mid Cap Core Fund
	Class A	$1,000.00	$ 980.80	1.30%	$ 6.42
	Class C	1,000.00	976.00	2.05	10.10
	Class I	1,000.00	980.90	1.05	5.19
	Class R6	1,000.00	981.90	0.97	4.79
Rampart Enhanced Core Equity Fund
	Class A	1,000.00	952.50	1.20	5.84
	Class C	1,000.00	948.10	1.95	9.47
	Class I	1,000.00	953.70	0.95	4.63
	Class R6	1,000.00	953.80	0.91	4.43

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.
		Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio	Expenses Paid During Period*
KAR Capital Growth Fund
	Class A	$ 1,000.00	$ 1,018.80	1.23%	$ 6.19
	Class C	1,000.00	1,014.91	2.01	10.10
	Class I	1,000.00	1,019.85	1.02	5.14
	Class R6	1,000.00	1,021.04	0.78	3.93
KAR Global Quality Dividend Fund
	Class A	1,000.00	1,018.25	1.34	6.74
	Class C	1,000.00	1,014.51	2.09	10.50
	Class I	1,000.00	1,019.45	1.10	5.44
KAR Mid-Cap Core Fund
	Class A	1,000.00	1,018.95	1.20	6.04
	Class C	1,000.00	1,015.21	1.95	9.80
	Class I	1,000.00	1,020.19	0.95	4.78
	Class R6	1,000.00	1,020.59	0.87	4.38
KAR Mid-Cap Growth Fund
	Class A	1,000.00	1,017.95	1.40	7.04
	Class C	1,000.00	1,014.21	2.15	10.80
	Class I	1,000.00	1,019.20	1.15	5.79
	Class R6	1,000.00	1,020.44	0.90	4.53
KAR Small-Cap Core Fund
	Class A	1,000.00	1,018.50	1.29	6.49
	Class C	1,000.00	1,014.81	2.03	10.20
	Class I	1,000.00	1,019.85	1.02	5.14
	Class R6	1,000.00	1,020.24	0.94	4.73

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2018 TO March 31, 2019
		Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio	Expenses Paid During Period*
KAR Small-Cap Growth Fund
	Class A	$1,000.00	$1,018.15	1.36%	$ 6.84
	Class C	1,000.00	1,014.46	2.10	10.55
	Class I	1,000.00	1,019.40	1.11	5.59
	Class R6	1,000.00	1,019.90	1.01	5.09
KAR Small-Cap Value Fund
	Class A	1,000.00	1,018.70	1.25	6.29
	Class C	1,000.00	1,015.11	1.97	9.90
	Class I	1,000.00	1,020.00	0.99	4.99
	Class R6	1,000.00	1,020.49	0.89	4.48
KAR Small-Mid Cap Core Fund
	Class A	1,000.00	1,018.45	1.30	6.54
	Class C	1,000.00	1,014.71	2.05	10.30
	Class I	1,000.00	1,019.70	1.05	5.29
	Class R6	1,000.00	1,020.09	0.97	4.89
Rampart Enhanced Core Equity Fund
	Class A	1,000.00	1,018.95	1.20	6.04
	Class C	1,000.00	1,015.21	1.95	9.80
	Class I	1,000.00	1,020.19	0.95	4.78
	Class R6	1,000.00	1,020.39	0.91	4.58

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS EQUITY TRUST
KEY INVESTMENT TERMS (Unaudited)
March 31, 2019
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Funds (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Sponsored ADR (“American Depositary Receipt”)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

VIRTUS EQUITY TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
March 31, 2019
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of March 31, 2019.
KAR Capital Growth Fund
Consumer Discretionary	27%
Information Technology	26
Communication Services	14
Health Care	10
Industrials	8
Financials	7
Consumer Staples	4
Other	4
Total	100%
KAR Global Quality Dividend Fund
Financials	20%
Communication Services	12
Real Estate	11
Energy	11
Utilities	8
Health Care	8
Industrials	8
Other (includes securities lending collateral)	22
Total	100%

KAR Mid-Cap Core Fund
Industrials	30%
Health Care	21
Information Technology	18
Financials	13
Consumer Discretionary	9
Consumer Staples	4
Materials	2
Short-Term Investment	3
Total	100%
KAR Mid-Cap Growth Fund
Information Technology	33%
Consumer Discretionary	19
Health Care	14
Industrials	8
Communication Services	7
Financials	7
Consumer Staples	5
Other (includes short-term investment)	7
Total	100%

KAR Small-Cap Core Fund
Industrials	33%
Financials	18
Communication Services	16
Information Technology	15
Energy	4
Consumer Discretionary	4
Real Estate	3
Other	7
Total	100%
KAR Small-Cap Growth Fund
Communication Services	26%
Information Technology	23
Financials	18
Industrials	17
Consumer Discretionary	8
Health Care	4
Consumer Staples	4
Total	100%

KAR Small-Cap Value Fund
Industrials	23%
Financials	19
Information Technology	13
Real Estate	13
Consumer Discretionary	12
Consumer Staples	6
Materials	5
Other	9
Total	100%
KAR Small-Mid Cap Core Fund
Industrials	30%
Information Technology	24
Financials	18
Health Care	13
Consumer Discretionary	8
Materials	4
Short-Term Investment	3
Total	100%

VIRTUS EQUITY TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
March 31, 2019
Rampart Enhanced Core Equity Fund
Information Technology	22%
Health Care	13
Financials	12
Consumer Discretionary	10
Industrials	10
Communication Services	9
Consumer Staples	7
Other (includes short-term investments and written options)	17
Total	100%

KAR Capital Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
	Shares	Value
Convertible Preferred Stock—1.1%
Information Technology—1.1%
BDC Payments Holdings, Inc.(1)(2)(3)	663,721	$ 5,514
Total Convertible Preferred Stock (Identified Cost $5,514)		5,514

Common Stocks—98.2%
Communication Services—14.0%
Activision Blizzard, Inc.	121,680	5,540
Facebook, Inc. Class A(2)	166,000	27,670
Netflix, Inc.(2)	62,780	22,385
Tencent Holdings Ltd. ADR	354,690	16,309
		71,904

Consumer Discretionary—26.6%
Alibaba Group Holding Ltd. Sponsored ADR(2)	160,260	29,239
Amazon.com, Inc.(2)	22,962	40,890
Ctrip.com International Ltd. ADR(2)	161,220	7,044
Home Depot, Inc. (The)	39,375	7,556
Las Vegas Sands Corp.	199,483	12,160
McDonald’s Corp.	40,090	7,613
MercadoLibre, Inc.(2)	14,940	7,586
NIKE, Inc. Class B	169,830	14,301
Ross Stores, Inc.	110,086	10,249
		136,638

Consumer Staples—3.9%
McCormick & Co., Inc.	43,815	6,600
Monster Beverage Corp.(2)	86,243	4,707
Philip Morris International, Inc.	96,247	8,507
		19,814

	Shares	Value

Energy—1.5%
Cabot Oil & Gas Corp.	294,801	$ 7,694
Financials—6.7%
Bank of America Corp.	537,770	14,837
Charles Schwab Corp. (The)	186,228	7,963
MarketAxess Holdings, Inc.	29,900	7,358
Progressive Corp. (The)	58,250	4,199
		34,357

Health Care—9.7%
Bluebird Bio, Inc.(2)	37,090	5,835
Danaher Corp.	73,992	9,769
HealthEquity, Inc.(2)	132,160	9,777
Illumina, Inc.(2)	34,710	10,784
Zoetis, Inc.	133,507	13,440
		49,605

Industrials—8.3%
Caterpillar, Inc.	61,590	8,345
CoStar Group, Inc.(2)	21,101	9,842
Kansas City Southern	64,210	7,447
Lyft, Inc. Class A(2)	9,620	753
Rockwell Automation, Inc.	24,000	4,211
Roper Technologies, Inc.	34,469	11,788
		42,386

Information Technology—25.1%
Accenture plc Class A	49,518	8,716
Amphenol Corp. Class A	155,148	14,652
Avalara, Inc.(2)	178,050	9,933
Fair Isaac Corp.(2)	15,110	4,104
Gartner, Inc.(2)	39,000	5,916
NVIDIA Corp.	80,580	14,469
Paycom Software, Inc.(2)	97,082	18,361
Trade Desk, Inc. (The) Class A(2)	56,550	11,194
Visa, Inc. Class A	156,114	24,384
	Shares	Value

Information Technology—continued
Workday, Inc. Class A(2)	88,431	$ 17,054
		128,783

Materials—2.4%
Ecolab, Inc.	69,446	12,260
Total Common Stocks (Identified Cost $252,249)		503,441

Total Long-Term Investments—99.3% (Identified Cost $257,763)		508,955

TOTAL INVESTMENTS—99.3% (Identified Cost $257,763)		$508,955
Other assets and liabilities, net—0.7%		3,595
NET ASSETS—100.0%		$512,550

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	Restricted security.

Country Weightings†
United States	90%
China	10
Total	100%
† % of total investments as of March 31, 2019.
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$503,441	$503,441	$ —
Convertible Preferred Stock	5,514	—	5,514
Total Investments	$508,955	$503,441	$5,514
There were no securities valued using significant observable inputs (Level 2) at March 31, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements.

KAR Capital Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Preferred Stock
Investments in Securities
Balance as of September 30, 2018:	$ —	$ —
Purchases	5,514	5,514
Balance as of March 31, 2019	$5,514	$5,514
The KAR Capital Growth Fund owns the following internally fair valued securities which are categorized as Level 3 in the hierarchy:
BDC Payment Holdings, Inc.
The significant unobservable inputs used in the fair value measurement of this non-public preferred stock is based on the cost of the most recent investment by the Fund. Significant changes in the financial statement performance of this company, an increase or decrease in additional share classes or changes in the shares issued and outstanding, together or in isolation, could result in a significantly lower or higher fair value measurement.
See Notes to Financial Statements.

KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—96.8%
Communication Services—11.8%
AT&T, Inc.	29,949	$ 939
BCE, Inc.	41,570	1,845
Spark New Zealand Ltd.	629,220	1,629
		4,413

Consumer Discretionary—3.8%
Compass Group plc Sponsored ADR	17,188	411
Las Vegas Sands Corp.	16,170	986
		1,397

Consumer Staples—6.5%
Clorox Co. (The)	2,395	384
Coca-Cola Co. (The)	23,995	1,125
Tate & Lyle plc	96,941	916
		2,425

Energy—10.8%
ONEOK, Inc.	15,390	1,075
Royal Dutch Shell plc Sponsored Class B ADR	23,820	1,523
TOTAL S.A. Sponsored ADR	11,110	618
Vermilion Energy, Inc.	32,320	799
		4,015

Financials—19.8%
Bank of Hawaii Corp.	5,599	442
HSBC Holdings plc Sponsored ADR	31,240	1,268
Royal Bank of Canada	14,930	1,128
Sabre Insurance Group plc	270,000	1,006
SCOR SE Sponsored ADR(1)	72,940	307
Tokio Marine Holdings, Inc.	12,020	581
Tryg A/S	27,785	762
Zurich Insurance Group AG	1,260	417
Zurich Insurance Group AG ADR	44,237	1,463
		7,374

Health Care—7.9%
AstraZeneca plc Sponsored ADR	9,004	364
GlaxoSmithKline plc	20,100	418
GlaxoSmithKline plc Sponsored ADR	23,946	1,001
	Shares	Value

Health Care—continued
Merck & Co., Inc.	5,040	$ 419
Sonic Healthcare Ltd.	15,000	262
Sonic Healthcare Ltd. Sponsored ADR(1)	28,510	496
		2,960

Industrials—7.7%
ABB Ltd. Registered Shares	30,900	580
Port of Tauranga Ltd.	88,200	326
Waste Management, Inc.	4,098	426
Watsco, Inc.	10,676	1,529
		2,861

Information Technology—7.0%
Analog Devices, Inc.	4,790	504
Cisco Systems, Inc.	7,370	398
Paychex, Inc.	6,700	538
Tieto OYJ(1)	38,478	1,174
		2,614

Materials—2.0%
Sonoco Products Co.	12,380	762
Real Estate—11.1%
Crown Castle International Corp.	11,000	1,408
Lamar Advertising Co. Class A	19,327	1,532
Realty Income Corp.	16,560	1,218
		4,158

Utilities—8.4%
Fortis, Inc.	35,220	1,303
NextEra Energy, Inc.	3,850	744
WEC Energy Group, Inc.	13,650	1,079
		3,126

Total Common Stocks (Identified Cost $33,747)		36,105

Total Long-Term Investments—96.8% (Identified Cost $33,747)		36,105

	Shares	Value

Securities Lending Collateral—2.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(2)(3)	1,086,119	$ 1,086
Total Securities Lending Collateral (Identified Cost $1,086)		1,086

TOTAL INVESTMENTS—99.7% (Identified Cost $34,833)		$37,191
Other assets and liabilities, net—0.3%		121
NET ASSETS—100.0%		$37,312

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	45%
United Kingdom	19
Canada	14
Switzerland	7
New Zealand	5
Finland	3
France	2
Other	5
Total	100%
† % of total investments as of March 31, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements.

KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$36,105	$36,105
Securities Lending Collateral	1,086	1,086
Total Investments	$37,191	$37,191
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.
There were no transfers into or out of Level 3 related to securities held at March 31, 2019.
See Notes to Financial Statements.

KAR Mid-Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—95.6%
Consumer Discretionary—8.7%
Ross Stores, Inc.	134,354	$ 12,509
Tractor Supply Co.	167,945	16,418
		28,927

Consumer Staples—3.6%
Lamb Weston Holdings, Inc.	160,285	12,012
Financials—13.3%
First Financial Bankshares, Inc.	127,310	7,356
Houlihan Lokey, Inc.	197,249	9,044
Moody’s Corp.	47,047	8,520
SEI Investments Co.	166,873	8,719
Signature Bank	83,794	10,731
		44,370

Health Care—20.5%
AMN Healthcare Services, Inc.(1)	198,707	9,357
Cooper Cos., Inc. (The)	56,127	16,623
Elanco Animal Health, Inc.(1)	437,815	14,041
Globus Medical, Inc. Class A(1)	348,941	17,241
West Pharmaceutical Services, Inc.	102,011	11,242
		68,504

	Shares	Value

Industrials—29.3%
AMETEK, Inc.	217,879	$ 18,077
Exponent, Inc.	150,989	8,715
Graco, Inc.	257,521	12,753
Lennox International, Inc.	44,743	11,830
Nordson Corp.	82,587	10,944
SiteOne Landscape Supply, Inc.(1)	185,600	10,607
Verisk Analytics, Inc.	62,812	8,354
WABCO Holdings, Inc.(1)	125,712	16,573
		97,853

Information Technology—17.7%
Amphenol Corp. Class A	147,126	13,895
Aspen Technology, Inc.(1)	149,844	15,623
Broadridge Financial Solutions, Inc.	120,285	12,472
Brooks Automation, Inc.	394,418	11,568
Skyworks Solutions, Inc.	67,528	5,570
		59,128

Materials—2.5%
International Flavors & Fragrances, Inc.	64,473	8,303
Total Common Stocks (Identified Cost $269,342)		319,097

Total Long-Term Investments—95.6% (Identified Cost $269,342)		319,097

	Shares	Value

Short-Term Investment—3.2%
Money Market Mutual Fund—3.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(2)	10,664,938	$ 10,665
Total Short-Term Investment (Identified Cost $10,665)		10,665

TOTAL INVESTMENTS—98.8% (Identified Cost $280,007)		$329,762
Other assets and liabilities, net—1.2%		4,166
NET ASSETS—100.0%		$333,928

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$319,097	$319,097
Money Market Mutual Fund	10,665	10,665
Total Investments	$329,762	$329,762
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.
There were no transfers into or out of Level 3 related to securities held at March 31, 2019.
See Notes to Financial Statements.

KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
	Shares	Value
Convertible Preferred Stock—1.3%
Information Technology—1.3%
BDC Payments Holdings, Inc.(1)(2)(3)	421,295	$ 3,500
Total Convertible Preferred Stock (Identified Cost $3,500)		3,500

Common Stocks—92.3%
Communication Services—7.2%
Autohome, Inc. ADR(2)	80,174	8,428
Cargurus, Inc.(2)	69,790	2,796
Netflix, Inc.(2)	14,144	5,043
Weibo Corp. Sponsored ADR(2)	52,008	3,224
		19,491

Consumer Discretionary—18.4%
Ctrip.com International Ltd. ADR(2)	122,803	5,365
Domino’s Pizza, Inc.	19,147	4,942
Expedia Group, Inc.	31,238	3,717
GrubHub, Inc.(2)	42,565	2,957
MercadoLibre, Inc.(2)	19,012	9,653
New Oriental Education & Technology Group, Inc. Sponsored ADR(2)	30,241	2,724
Pool Corp.	33,630	5,548
Ross Stores, Inc.	53,908	5,019
Under Armour, Inc. Class A(2)	189,065	3,997
Wynn Resorts Ltd.	45,062	5,377
		49,299

Consumer Staples—5.1%
Brown-Forman Corp. Class B	94,221	4,973
McCormick & Co., Inc.	38,143	5,746
Monster Beverage Corp.(2)	55,797	3,045
		13,764

Energy—1.2%
Cabot Oil & Gas Corp.	120,722	3,151
Financials—6.7%
MarketAxess Holdings, Inc.	24,598	6,053
SEI Investments Co.	58,757	3,070
T. Rowe Price Group, Inc.	42,092	4,214
Worldpay, Inc. Class A(2)	41,850	4,750
		18,087

	Shares	Value

Health Care—13.8%
ABIOMED, Inc.(2)	12,622	$ 3,605
Bluebird Bio, Inc.(2)	12,897	2,029
Elanco Animal Health, Inc.(2)	108,166	3,469
HealthEquity, Inc.(2)	78,729	5,824
Illumina, Inc.(2)	17,761	5,518
Mettler-Toledo International, Inc.(2)	3,733	2,699
STAAR Surgical Co.(2)	110,448	3,776
Teladoc Health, Inc.(2)	83,666	4,652
Zoetis, Inc.	53,796	5,416
		36,988

Industrials—8.3%
CoStar Group, Inc.(2)	10,224	4,769
Kansas City Southern	36,404	4,222
Lyft, Inc. Class A(2)	5,010	392
Rockwell Automation, Inc.	10,970	1,925
Roper Technologies, Inc.	14,022	4,795
SiteOne Landscape Supply, Inc.(2)	106,503	6,087
		22,190

Information Technology—31.6%
Amphenol Corp. Class A	65,859	6,220
Avalara, Inc.(2)	130,350	7,272
DocuSign, Inc.(2)	85,598	4,437
Elastic N.V.(2)	72,497	5,790
Fair Isaac Corp.(2)	29,445	7,998
FleetCor Technologies, Inc.(2)	15,018	3,703
Gartner, Inc.(2)	38,513	5,842
Okta, Inc.(2)	59,333	4,909
Paycom Software, Inc.(2)	42,055	7,954
Square, Inc. Class A(2)	49,291	3,693
Teradyne, Inc.	78,438	3,125
Trade Desk, Inc. (The) Class A(2)	57,785	11,439
Workday, Inc. Class A(2)	32,378	6,244
Zscaler, Inc.(2)	86,768	6,154
		84,780

Total Common Stocks (Identified Cost $168,113)		247,750

Total Long-Term Investments—93.6% (Identified Cost $171,613)		251,250

	Shares	Value

Short-Term Investment—4.7%
Money Market Mutual Fund—4.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(4)	12,503,116	$ 12,503
Total Short-Term Investment (Identified Cost $12,503)		12,503

TOTAL INVESTMENTS—98.3% (Identified Cost $184,116)		$263,753
Other assets and liabilities, net—1.7%		4,651
NET ASSETS—100.0%		$268,404

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	Restricted security.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	93%
China	7
Total	100%
† % of total investments as of March 31, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements.

KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$247,750	$247,750	$ —
Convertible Preferred Stock	3,500	—	3,500
Money Market Mutual Fund	12,503	12,503	—
Total Investments	$263,753	$260,253	$3,500
There were no securities valued using significant observable inputs (Level 2) at March 31, 2019.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Preferred Stock
Investments in Securities
Balance as of September 30, 2018:	$ —	$ —
Purchases	3,500	3,500
Balance as of March 31, 2019	$3,500	$3,500
The KAR Mid-Cap Growth Fund owns the following internally fair valued securities which are categorized as Level 3 in the hierarchy:
BDC Payment Holdings, Inc.
The significant unobservable inputs used in the fair value measurement of this non-public preferred stock is based on the cost of the most recent investment by the Fund. Significant changes in the financial statement performance of this company, an increase or decrease in additional share classes or changes in the shares issued and outstanding, together or in isolation, could result in a significantly lower or higher fair value measurement.
See Notes to Financial Statements.

KAR Small-Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—97.6%
Communication Services—15.8%
Autohome, Inc. ADR(1)	1,391,500	$ 146,274
Rightmove plc	12,352,000	82,049
		228,323

Consumer Discretionary—3.6%
Pool Corp.	312,990	51,634
Consumer Staples—2.1%
PriceSmart, Inc.	506,280	29,810
Energy—4.1%
Core Laboratories N.V.	165,600	11,415
Dril-Quip, Inc.(1)	1,042,040	47,777
		59,192

Financials—18.0%
Artisan Partners Asset Management, Inc. Class A	891,600	22,442
FactSet Research Systems, Inc.	189,940	47,157
MarketAxess Holdings, Inc.	192,332	47,329
Moelis & Co. Class A	944,560	39,303
Primerica, Inc.	706,912	86,349
RLI Corp.	247,208	17,737
		260,317

Health Care—3.0%
Atrion Corp.	48,880	42,950
Industrials—31.9%
Copart, Inc.(1)	1,325,500	80,312
	Shares	Value

Industrials—continued
Donaldson Co., Inc.	527,200	$ 26,392
Graco, Inc.	1,302,210	64,485
Old Dominion Freight Line, Inc.	477,530	68,950
RBC Bearings, Inc.(1)	276,148	35,118
Teledyne Technologies, Inc.(1)	357,500	84,731
Toro Co. (The)	536,880	36,959
WABCO Holdings, Inc.(1)	490,950	64,722
		461,669

Information Technology—14.2%
Aspen Technology, Inc.(1)	719,100	74,973
CDW Corp.	852,500	82,155
Jack Henry & Associates, Inc.	238,800	33,131
Manhattan Associates, Inc.(1)	281,720	15,526
		205,785

Materials—1.6%
AptarGroup, Inc.	213,412	22,705
Real Estate—3.3%
HFF, Inc. Class A	1,002,779	47,883
Total Common Stocks (Identified Cost $996,800)		1,410,268

Total Long-Term Investments—97.6% (Identified Cost $996,800)		1,410,268

Value

TOTAL INVESTMENTS—97.6% (Identified Cost $996,800)	$1,410,268
Other assets and liabilities, net—2.4%	34,566
NET ASSETS—100.0%	$1,444,834

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	84%
China	10
United Kingdom	6
Total	100%
† % of total investments as of March 31, 2019.
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,410,268	$1,410,268
Total Investments	$1,410,268	$1,410,268
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.
There were no transfers into or out of Level 3 related to securities held at March 31, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements.

KAR Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—98.2%
Communication Services—25.3%
Auto Trader Group plc	58,074,329	$ 394,534
Autohome, Inc. ADR(1)	5,307,435	557,918
Rightmove plc	40,235,150	267,263
		1,219,715

Consumer Discretionary—8.3%
Fox Factory Holding Corp.(1)	3,712,978	259,500
Ollie’s Bargain Outlet Holdings, Inc.(1)	1,670,757	142,566
		402,066

Consumer Staples—3.4%
Chefs’ Warehouse, Inc. (The)(1)	2,615,700	81,217
PriceSmart, Inc.	1,433,298	84,393
		165,610

Financials—17.7%
FactSet Research Systems, Inc.	579,650	143,910
Interactive Brokers Group, Inc. Class A	3,753,516	194,732
MarketAxess Holdings, Inc.	811,800	199,768
Moelis & Co. Class A	3,165,300	131,708
Morningstar, Inc.	1,440,828	181,530
		851,648

	Shares	Value

Health Care—4.3%
National Research Corp.	2,324,577	$ 89,728
U.S. Physical Therapy, Inc.	1,125,000	118,159
		207,887

Industrials—17.1%
AAON, Inc.	3,559,400	164,373
Copart, Inc.(1)	3,675,700	222,711
HEICO Corp. Class A	1,824,812	153,394
Old Dominion Freight Line, Inc.	1,525,500	220,267
Omega Flex, Inc.	854,900	64,801
		825,546

Information Technology—22.1%
ANSYS, Inc.(1)	615,300	112,422
Aspen Technology, Inc.(1)	1,924,700	200,669
Avalara, Inc.(1)	1,808,526	100,898
Blackline, Inc.(1)	3,134,403	145,186
DocuSign, Inc.(1)	3,487,563	180,795
Mesa Laboratories, Inc.	85,353	19,674
NVE Corp.	483,690	47,348
Paycom Software, Inc.(1)	1,377,800	260,583
		1,067,575

Total Common Stocks (Identified Cost $3,490,283)		4,740,047

Total Long-Term Investments—98.2% (Identified Cost $3,490,283)		4,740,047

Value

TOTAL INVESTMENTS—98.2% (Identified Cost $3,490,283)	$4,740,047
Other assets and liabilities, net—1.8%	84,769
NET ASSETS—100.0%	$4,824,816

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	74%
United Kingdom	14
China	12
Total	100%
† % of total investments as of March 31, 2019.
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$4,740,047	$4,740,047
Total Investments	$4,740,047	$4,740,047
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.
There were no transfers into or out of Level 3 related to securities held at March 31, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements.

KAR Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—97.3%
Communication Services—3.9%
Cinemark Holdings, Inc.	558,100	$ 22,318
Consumer Discretionary—11.9%
Cheesecake Factory, Inc. (The)	582,100	28,476
Sally Beauty Holdings, Inc.(1)	1,016,151	18,708
Thor Industries, Inc.	331,310	20,664
		67,848

Consumer Staples—5.6%
National Beverage Corp.	265,804	15,345
WD-40 Co.	97,954	16,597
		31,942

Energy—2.7%
Core Laboratories N.V.	221,000	15,234
Financials—18.1%
Bank of Hawaii Corp.	268,360	21,165
First Financial Bankshares, Inc.	307,060	17,742
Houlihan Lokey, Inc.	491,286	22,525
Primerica, Inc.	206,663	25,244
RLI Corp.	233,012	16,719
		103,395

	Shares	Value

Health Care—2.0%
Anika Therapeutics, Inc.(1)	384,290	$ 11,621
Industrials—22.3%
Graco, Inc.	429,981	21,293
Landstar System, Inc.	181,428	19,847
Lincoln Electric Holdings, Inc.	141,210	11,843
RBC Bearings, Inc.(1)	205,600	26,146
SiteOne Landscape Supply, Inc.(1)	474,635	27,125
Watsco, Inc.	151,353	21,675
		127,929

Information Technology—12.9%
American Software, Inc. Class A	703,891	8,412
Badger Meter, Inc.	250,304	13,927
Brooks Automation, Inc.	749,130	21,972
Cass Information Systems, Inc.	350,496	16,578
Jack Henry & Associates, Inc.	95,240	13,214
		74,103

Materials—5.3%
Scotts Miracle-Gro Co. (The)	386,081	30,338
	Shares	Value

Real Estate—12.6%
HFF, Inc. Class A	438,300	$ 20,929
MGM Growth Properties LLC Class A	1,077,910	34,762
RE/MAX Holdings, Inc. Class A	432,920	16,685
		72,376

Total Common Stocks (Identified Cost $467,925)		557,104

Total Long-Term Investments—97.3% (Identified Cost $467,925)		557,104

TOTAL INVESTMENTS—97.3% (Identified Cost $467,925)		$557,104
Other assets and liabilities, net—2.7%		15,199
NET ASSETS—100.0%		$572,303

Abbreviation:
LLC	Limited Liability Company

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$557,104	$557,104
Total Investments	$557,104	$557,104
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.
There were no transfers into or out of Level 3 related to securities held at March 31, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements.

KAR Small-Mid Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—95.6%
Consumer Discretionary—8.2%
Pool Corp.	1,560	$ 257
Thor Industries, Inc.	3,062	191
Winmark Corp.	1,199	226
		674

Financials—17.2%
Berkley (W.R.) Corp.	3,255	276
Interactive Brokers Group, Inc. Class A	4,141	215
MSCI, Inc.	2,086	415
Primerica, Inc.	1,919	234
Signature Bank	2,197	281
		1,421

Health Care—13.0%
AMN Healthcare Services, Inc.(1)	4,027	190
Charles River Laboratories International, Inc.(1)	1,700	247
Cooper Cos., Inc. (The)	1,329	393
Elanco Animal Health, Inc.(1)	7,636	245
		1,075

Industrials—29.6%
Copart, Inc.(1)	3,859	234
Expeditors International of Washington, Inc.	4,207	319
	Shares	Value

Industrials—continued
Lennox International, Inc.	1,450	$ 383
Nordson Corp.	2,371	314
RBC Bearings, Inc.(1)	2,032	259
SiteOne Landscape Supply, Inc.(1)	3,965	227
Snap-on, Inc.	1,833	287
WABCO Holdings, Inc.(1)	3,201	422
		2,445

Information Technology—23.3%
ANSYS, Inc.(1)	925	169
Aspen Technology, Inc.(1)	3,546	370
CDW Corp.	3,316	319
DocuSign, Inc.(1)	3,510	182
FLIR Systems, Inc.	5,288	252
Jack Henry & Associates, Inc.	1,814	252
Teradyne, Inc.	9,470	377
		1,921

Materials—4.3%
Scotts Miracle-Gro Co. (The)	4,516	355
Total Common Stocks (Identified Cost $7,323)		7,891

Total Long-Term Investments—95.6% (Identified Cost $7,323)		7,891

	Shares	Value

Short-Term Investment—2.6%
Money Market Mutual Fund—2.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(2)	219,015	$ 219
Total Short-Term Investment (Identified Cost $219)		219

TOTAL INVESTMENTS—98.2% (Identified Cost $7,542)		$8,110
Other assets and liabilities, net—1.8%		146
NET ASSETS—100.0%		$8,256

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$7,891	$7,891
Money Market Mutual Fund	219	219
Total Investments	$8,110	$8,110
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.
There were no transfers into or out of Level 3 related to securities held at March 31, 2019.
See Notes to Financial Statements.

Rampart Enhanced Core Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—96.3%
Communication Services—9.4%
Activision Blizzard, Inc.	4,156	$ 189
Akamai Technologies, Inc.(1)	983	71
Alphabet, Inc. Class A(1)(2)	1,628	1,916
Alphabet, Inc. Class C(1)(2)	1,677	1,968
AT&T, Inc.(2)	39,458	1,237
CBS Corp. Class B	1,816	86
CenturyLink, Inc.	5,152	62
Charter Communications, Inc. Class A(1)	961	333
Comcast Corp. Class A(2)	24,629	985
Discovery, Inc. Class A(1)	845	23
Discovery, Inc. Class C(1)	1,941	49
DISH Network Corp. Class A(1)	1,244	39
Electronic Arts, Inc.(1)	1,652	168
Facebook, Inc. Class A(1)(2)	13,374	2,229
Fox Corp. Class A(1)(2)	1,914	70
Fox Corp. Class B(1)(2)	880	32
Interpublic Group of Cos., Inc. (The)	2,073	44
Netflix, Inc.(1)	2,373	846
News Corp. Class A	2,097	26
News Corp. Class B	674	8
Omnicom Group, Inc.	1,211	88
Take-Two Interactive Software, Inc.(1)	644	61
TripAdvisor, Inc.(1)	557	29
Twitter, Inc.(1)	3,911	129
Verizon Communications, Inc.(2)	22,445	1,327
Viacom, Inc. Class B	1,911	54
Walt Disney Co. (The)(2)	10,854	1,205
		13,274

Consumer Discretionary—10.3%
Advance Auto Parts, Inc.	444	76
Amazon.com, Inc.(1)(2)	2,420	4,309
Aptiv plc	1,616	128
AutoZone, Inc.(1)	153	157
Best Buy Co., Inc.	1,427	101
Booking Holdings, Inc.(1)(2)	280	489
BorgWarner, Inc.	1,269	49
Capri Holdings Ltd.(1)	917	42
CarMax, Inc.(1)	1,069	75
Carnival Corp.	2,436	124
Chipotle Mexican Grill, Inc.(1)	149	106
Darden Restaurants, Inc.	754	92
Dollar General Corp.	1,743	208
Dollar Tree, Inc.(1)	1,470	154
eBay, Inc.	5,521	205
Expedia Group, Inc.	719	86
Foot Locker, Inc.	702	43
Ford Motor Co.(2)	23,821	209
Gap, Inc. (The)	1,309	34
Garmin Ltd.	739	64
General Motors Co.(2)	8,019	297
Genuine Parts Co.	898	101
H&R Block, Inc.	1,251	30
	Shares	Value

Consumer Discretionary—continued
Hanesbrands, Inc.	2,181	$ 39
Harley-Davidson, Inc.	994	35
Hasbro, Inc.	705	60
Hilton Worldwide Holdings, Inc.	1,795	149
Home Depot, Inc. (The)(2)	6,888	1,322
Horton (D.R.), Inc.	2,080	86
Kohl’s Corp.	1,011	70
L Brands, Inc.	1,401	39
Leggett & Platt, Inc.	801	34
Lennar Corp. Class A	1,777	87
LKQ Corp.(1)	1,940	55
Lowe’s Cos., Inc.(2)	4,907	537
Macy’s, Inc.	1,894	45
Marriott International, Inc. Class A	1,724	216
Mattel, Inc.(1)	2,094	27
McDonald’s Corp.(2)	4,682	889
MGM Resorts International	3,045	78
Mohawk Industries, Inc.(1)	387	49
Newell Brands, Inc.	2,546	39
NIKE, Inc. Class B(2)	7,710	649
Nordstrom, Inc.	698	31
Norwegian Cruise Line Holdings Ltd.(1)	1,336	73
O’Reilly Automotive, Inc.(1)	490	190
PulteGroup, Inc.	1,579	44
PVH Corp.	461	56
Ralph Lauren Corp.	332	43
Ross Stores, Inc.	2,289	213
Royal Caribbean Cruises Ltd.	1,043	120
Starbucks Corp.(2)	7,504	558
Tapestry, Inc.	1,771	58
Target Corp.(2)	3,205	257
Tiffany & Co.	662	70
TJX Cos., Inc. (The)	7,569	403
Tractor Supply Co.	748	73
Ulta Beauty, Inc.(1)	345	120
Under Armour, Inc. Class A(1)	1,139	24
Under Armour, Inc. Class C(1)	1,167	22
VF Corp.	1,982	172
Whirlpool Corp.	386	51
Wynn Resorts Ltd.	595	71
Yum! Brands, Inc.	1,902	190
		14,523

Consumer Staples—6.7%
Altria Group, Inc.(2)	10,197	586
Archer-Daniels-Midland Co.	3,053	132
Brown-Forman Corp. Class B	906	48
Campbell Soup Co.	1,042	40
Church & Dwight Co., Inc.	1,341	96
Clorox Co. (The)	693	111
Coca-Cola Co. (The)(2)	21,065	987
Colgate-Palmolive Co.(2)	4,728	324
Conagra Brands, Inc.	2,620	73
Constellation Brands, Inc. Class A	901	158
	Shares	Value

Consumer Staples—continued
Costco Wholesale Corp.(2)	2,403	$ 582
Coty, Inc. Class A	2,459	28
Estee Lauder Cos., Inc. (The) Class A	1,206	200
General Mills, Inc.	3,197	165
Hershey Co. (The)	762	87
Hormel Foods Corp.	1,484	66
J.M. Smucker Co. (The)	618	72
Kellogg Co.	1,373	79
Kimberly-Clark Corp.	1,882	233
Kraft Heinz Co.(The)(2)	3,382	110
Kroger Co. (The)	4,320	106
Lamb Weston Holdings, Inc.	799	60
McCormick & Co., Inc.	660	99
Molson Coors Brewing Co. Class B	1,023	61
Mondelez International, Inc. Class A(2)	7,925	396
Monster Beverage Corp.(1)	2,163	118
PepsiCo, Inc.(2)	7,667	940
Philip Morris International, Inc.(2)	8,430	745
Procter & Gamble Co. (The)(2)	13,591	1,414
Sysco Corp.	2,596	173
Tyson Foods, Inc. Class A	1,596	111
Walgreens Boots Alliance, Inc.(2)	4,365	276
Walmart, Inc.(2)	7,824	763
		9,439

Energy—5.0%
Anadarko Petroleum Corp.	2,734	124
Apache Corp.	2,051	71
Baker Hughes a GE Co.	2,783	77
Cabot Oil & Gas Corp.	2,330	61
Chevron Corp.(2)	10,372	1,278
Cimarex Energy Co.	541	38
Concho Resources, Inc.	1,084	120
ConocoPhillips (2)	6,249	417
Devon Energy Corp.	2,370	75
Diamondback Energy, Inc.	832	85
EOG Resources, Inc.	3,149	300
Exxon Mobil Corp.(2)	22,983	1,857
Halliburton Co.(2)	4,740	139
Helmerich & Payne, Inc.	587	33
Hess Corp.	1,346	81
HollyFrontier Corp.	865	43
Kinder Morgan, Inc.(2)	10,302	206
Marathon Oil Corp.	4,513	75
Marathon Petroleum Corp.	3,745	224
National Oilwell Varco, Inc.	2,074	55
Noble Energy, Inc.	2,594	64
Occidental Petroleum Corp.(2)	4,093	271
ONEOK, Inc.	2,235	156
Phillips 66	2,300	219
Pioneer Natural Resources Co.	922	140
Schlumberger Ltd.(2)	7,493	326
TechnipFMC plc	2,207	52
See Notes to Financial Statements.

Rampart Enhanced Core Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Shares	Value

Energy—continued
Valero Energy Corp.	2,305	$ 196
Williams Cos., Inc. (The)	6,554	188
		6,971

Financials—11.7%
Affiliated Managers Group, Inc.	286	31
Aflac, Inc.	4,143	207
Allstate Corp. (The)(2)	1,873	176
American Express Co.(2)	3,805	416
American International Group, Inc.(2)	4,833	208
Ameriprise Financial, Inc.	757	97
Aon plc	1,308	223
Assurant, Inc.	295	28
Bank of America Corp.(2)	49,563	1,367
Bank of New York Mellon Corp. (The)(2)	4,957	250
BB&T Corp.	4,186	195
Berkshire Hathaway, Inc. Class B(1)(2)	10,599	2,129
BlackRock, Inc.(2)	658	281
Brighthouse Financial, Inc.(1)(2)	643	23
Capital One Financial Corp.(2)	2,573	210
Cboe Global Markets, Inc.	609	58
Charles Schwab Corp. (The)	6,558	280
Chubb Ltd.	2,506	351
Cincinnati Financial Corp.	823	71
Citigroup, Inc.(2)	13,285	826
Citizens Financial Group, Inc.	2,542	83
CME Group, Inc.	1,956	322
Comerica, Inc.	883	65
Discover Financial Services	1,825	130
E*TRADE Financial Corp.	1,385	64
Everest Re Group Ltd.	221	48
Fifth Third Bancorp	3,559	90
First Republic Bank	890	89
Franklin Resources, Inc.	1,624	54
Gallagher (Arthur J.) & Co.	1,001	78
Goldman Sachs Group, Inc. (The)(2)	1,880	361
Hartford Financial Services Group, Inc. (The)	1,948	97
Huntington Bancshares, Inc.	5,757	73
Intercontinental Exchange, Inc.	3,112	237
Invesco Ltd.	2,235	43
Jefferies Financial Group, Inc.	1,451	27
JPMorgan Chase & Co.(2)	18,035	1,826
KeyCorp	5,620	88
Lincoln National Corp.	1,166	68
Loews Corp.	1,503	72
M&T Bank Corp.	763	120
Marsh & McLennan Cos., Inc.	2,734	257
MetLife, Inc.(2)	5,370	229
	Shares	Value

Financials—continued
Moody’s Corp.	905	$ 164
Morgan Stanley(2)	7,091	299
MSCI, Inc.	479	95
Nasdaq, Inc.	627	55
Northern Trust Corp.	1,194	108
People’s United Financial, Inc.	2,052	34
PNC Financial Services Group, Inc. (The)	2,508	308
Principal Financial Group, Inc.	1,432	72
Progressive Corp. (The)	3,178	229
Prudential Financial, Inc.	2,244	206
Raymond James Financial, Inc.	701	56
Regions Financial Corp.	5,618	79
S&P Global, Inc.	1,363	287
State Street Corp.	2,063	136
SunTrust Banks, Inc.	2,442	145
SVB Financial Group(1)	287	64
Synchrony Financial	3,595	115
T. Rowe Price Group, Inc.	1,316	132
Torchmark Corp.	559	46
Travelers Cos., Inc. (The)	1,441	198
U.S. Bancorp(2)	8,253	398
Unum Group	1,188	40
Wells Fargo & Co.(2)	22,923	1,108
Willis Towers Watson plc	705	124
Zions Bancorp NA	1,043	47
		16,493

Health Care—13.4%
Abbott Laboratories(2)	9,582	766
AbbVie, Inc.(2)	8,171	658
ABIOMED, Inc.(1)	245	70
Agilent Technologies, Inc.	1,732	139
Alexion Pharmaceuticals, Inc.(1)	1,210	164
Align Technology, Inc.(1)	398	113
Allergan plc(2)	1,715	251
AmerisourceBergen Corp.	853	68
Amgen, Inc.(2)	3,456	657
Anthem, Inc.	1,402	402
Baxter International, Inc.	2,699	219
Becton, Dickinson & Co.	1,460	365
Biogen, Inc.(1)(2)	1,090	258
Boston Scientific Corp.(1)	7,557	290
Bristol-Myers Squibb Co.(2)	8,865	423
Cardinal Health, Inc.	1,623	78
Celgene Corp.(1)(2)	3,761	355
Centene Corp.(1)	2,236	119
Cerner Corp.(1)	1,798	103
Cigna Corp.	2,049	330
Cooper Cos., Inc. (The)	267	79
CVS Health Corp.(2)	6,969	376
Danaher Corp.(2)	3,357	443
DaVita, Inc.(1)	684	37
DENTSPLY SIRONA, Inc.	1,211	60
Edwards Lifesciences Corp.(1)	1,139	218
Eli Lilly & Co.(2)	5,122	665
Gilead Sciences, Inc.(2)	7,121	463
	Shares	Value

Health Care—continued
HCA Healthcare, Inc.	1,460	$ 190
Henry Schein, Inc.(1)	831	50
Hologic, Inc.(1)	1,469	71
Humana, Inc.	744	198
IDEXX Laboratories, Inc.(1)	467	104
Illumina, Inc.(1)	799	248
Incyte Corp.(1)	958	82
Intuitive Surgical, Inc.(1)	625	357
IQVIA Holdings, Inc.(1)	861	124
Johnson & Johnson(2)	14,693	2,054
Laboratory Corporation of America Holdings(1)	551	84
McKesson Corp.	1,062	124
Medtronic plc(2)	7,296	665
Merck & Co., Inc.(2)	14,215	1,182
Mettler-Toledo International, Inc.(1)	136	98
Mylan NV(1)	2,798	79
Nektar Therapeutics(1)	946	32
PerkinElmer, Inc.	607	58
Perrigo Co. plc	680	33
Pfizer, Inc.(2)	31,451	1,336
Quest Diagnostics, Inc.	741	67
Regeneron Pharmaceuticals, Inc.(1)	420	172
ResMed, Inc.	778	81
Stryker Corp.	1,690	334
Teleflex, Inc.	250	76
Thermo Fisher Scientific, Inc.	2,182	597
UnitedHealth Group, Inc.(2)	5,199	1,285
Universal Health Services, Inc. Class B	463	62
Varian Medical Systems, Inc.(1)	496	70
Vertex Pharmaceuticals, Inc.(1)	1,388	255
Waters Corp.(1)	413	104
WellCare Health Plans, Inc.(1)	269	73
Zimmer Biomet Holdings, Inc.	1,104	141
Zoetis, Inc.	2,621	264
		18,919

Industrials—9.7%
3M Co.(2)	3,508	729
A.O. Smith Corp.	865	46
Alaska Air Group, Inc.	742	42
Allegion plc	575	52
American Airlines Group, Inc.	2,454	78
AMETEK, Inc.	1,403	116
Arconic, Inc.	2,567	49
Boeing Co. (The)(2)	3,193	1,218
Caterpillar, Inc.(2)	3,573	484
Cintas Corp.	523	106
Copart, Inc.(1)	1,247	75
CSX Corp.	4,855	363
Cummins, Inc.	887	140
Deere & Co.	1,951	312
Delta Air Lines, Inc.	3,718	192
See Notes to Financial Statements.

Rampart Enhanced Core Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Shares	Value

Industrials—continued
Dover Corp.	885	$ 83
Eaton Corp. plc	2,614	211
Emerson Electric Co.(2)	3,777	259
Equifax, Inc.	726	86
Expeditors International of Washington, Inc.	1,038	79
Fastenal Co.	1,732	111
FedEx Corp.(2)	1,465	266
Flowserve Corp.	790	36
Fluor Corp.	847	31
Fortive Corp.	1,769	148
Fortune Brands Home & Security, Inc.	854	41
General Dynamics Corp.(2)	1,677	284
General Electric Co.(2)	50,585	505
Harris Corp.	708	113
Honeywell International, Inc.(2)	4,459	709
Hunt (JB) Transport Services, Inc.	529	54
Huntington Ingalls Industries, Inc.	259	54
IHS Markit Ltd.(1)	2,160	117
Illinois Tool Works, Inc.	1,836	263
Ingersoll-Rand plc	1,478	159
Jacobs Engineering Group, Inc.	722	54
Johnson Controls International plc	5,574	206
Kansas City Southern	613	71
L3 Technologies, Inc.	473	98
Lockheed Martin Corp.(2)	1,489	447
Masco Corp.	1,837	72
Nielsen Holdings plc	2,133	50
Norfolk Southern Corp.	1,650	308
Northrop Grumman Corp.	1,045	282
PACCAR, Inc.	2,110	144
Parker-Hannifin Corp.	802	138
Pentair plc	966	43
Quanta Services, Inc.	881	33
Raytheon Co.(2)	1,713	312
Republic Services, Inc.	1,310	105
Robert Half International, Inc.	733	48
Robinson (C.H.) Worldwide, Inc.	824	72
Rockwell Automation, Inc.	729	128
Rollins, Inc.	888	37
Roper Technologies, Inc.	623	213
Snap-on, Inc.	336	53
Southwest Airlines Co.	3,043	158
Stanley Black & Decker, Inc.	912	124
Textron, Inc.	1,462	74
TransDigm Group, Inc.(1)	291	132
Union Pacific Corp.(2)	4,443	743
United Continental Holdings, Inc.(1)	1,379	110
United Parcel Service, Inc. Class B(2)	4,181	467
United Rentals, Inc.(1)	493	56
	Shares	Value

Industrials—continued
United Technologies Corp.(2)	4,891	$ 630
Verisk Analytics, Inc.	995	132
W.W. Grainger, Inc.	275	83
Wabtec Corp.(2)	809	60
Waste Management, Inc.	2,364	246
Xylem, Inc.	1,085	86
		13,626

Information Technology—21.5%
Accenture plc Class A(2)	3,826	673
Adobe, Inc.(1)	2,937	783
Advanced Micro Devices, Inc.(1)	5,343	136
Alliance Data Systems Corp.	282	49
Amphenol Corp. Class A	1,815	171
Analog Devices, Inc.	2,233	235
ANSYS, Inc.(1)	504	92
Apple, Inc.(2)	26,885	5,107
Applied Materials, Inc.	5,844	232
Arista Networks, Inc.(1)	315	99
Autodesk, Inc.(1)	1,322	206
Automatic Data Processing, Inc.	2,634	421
Broadcom, Inc.	2,490	749
Broadridge Financial Solutions, Inc.	706	73
Cadence Design Systems, Inc.(1)	1,692	107
Cisco Systems, Inc.(2)	27,066	1,461
Citrix Systems, Inc.	771	77
Cognizant Technology Solutions Corp. Class A	3,488	253
Corning, Inc.	4,837	160
DXC Technology Co.	1,691	109
F5 Networks, Inc.(1)	362	57
Fidelity National Information Services, Inc.	1,977	224
Fiserv, Inc.(1)	2,400	212
FleetCor Technologies, Inc.(1)	536	132
FLIR Systems, Inc.	834	40
Fortinet, Inc.(1)	870	73
Gartner, Inc.(1)	550	83
Global Payments, Inc.	957	131
Hewlett Packard Enterprise Co.	8,575	132
HP, Inc.	9,540	185
Intel Corp.(2)	27,608	1,483
International Business Machines Corp.(2)	5,478	773
Intuit, Inc.	1,567	410
IPG Photonics Corp.(1)	215	33
Jack Henry & Associates, Inc.	467	65
Juniper Networks, Inc.	2,077	55
Keysight Technologies, Inc.(1)	1,128	98
KLA-Tencor Corp.	988	118
	Shares	Value

Information Technology—continued
Lam Research Corp.	914	$ 164
Mastercard, Inc. Class A(2)	5,477	1,290
Maxim Integrated Products, Inc.	1,670	89
Microchip Technology, Inc.	1,428	118
Micron Technology, Inc.(1)	6,754	279
Microsoft Corp.(2)	46,460	5,480
Motorola Solutions, Inc.	991	139
NetApp, Inc.	1,524	106
NVIDIA Corp.	3,716	667
Oracle Corp.(2)	15,334	824
Paychex, Inc.	1,925	154
PayPal Holdings, Inc.(1)(2)	7,102	738
Qorvo, Inc.(1)	753	54
QUALCOMM, Inc.(2)	7,249	413
Red Hat, Inc.(1)	1,063	194
salesforce.com, Inc.(1)	4,595	728
Seagate Technology plc	1,585	76
Skyworks Solutions, Inc.	1,065	88
Symantec Corp.	3,881	89
Synopsys, Inc.(1)	900	104
TE Connectivity Ltd.	2,061	166
Texas Instruments, Inc.(2)	5,819	617
Total System Services, Inc.	1,010	96
VeriSign, Inc.(1)	640	116
Visa, Inc. Class A(2)	10,587	1,654
Western Digital Corp.	1,788	86
Western Union Co. (The)	2,702	50
Xerox Corp.	1,265	40
Xilinx, Inc.	1,517	192
		30,308

Materials—2.5%
Air Products & Chemicals, Inc.	1,198	229
Albemarle Corp.	580	48
Avery Dennison Corp.	472	53
Ball Corp.	1,845	107
Celanese Corp.	730	72
CF Industries Holdings, Inc.	1,255	51
DowDuPont, Inc.(2)	12,462	664
Eastman Chemical Co.	771	59
Ecolab, Inc.	1,380	244
FMC Corp.	731	56
Freeport-McMoRan, Inc.	8,022	103
International Flavors & Fragrances, Inc.	552	71
International Paper Co.	2,208	102
Linde plc	3,000	528
LyondellBasell Industries NV Class A	1,710	144
Martin Marietta Materials, Inc.	341	69
Mosaic Co. (The)	1,938	53
Newmont Mining Corp.	2,947	105
Nucor Corp.	1,727	101
Packaging Corporation of America	517	51
PPG Industries, Inc.	1,308	148
Sealed Air Corp.	853	39
Sherwin-Williams Co. (The)	448	193
See Notes to Financial Statements.

Rampart Enhanced Core Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Shares	Value

Materials—continued
Vulcan Materials Co.	719	$ 85
Westrock Co.	1,382	53
		3,428

Real Estate—3.1%
Alexandria Real Estate Equities, Inc.	646	92
American Tower Corp.	2,668	526
Apartment Investment & Management Co. Class A	936	47
AvalonBay Communities, Inc.	834	167
Boston Properties, Inc.	931	125
CBRE Group, Inc. Class A(1)	1,911	94
Crown Castle International Corp.	2,520	323
Digital Realty Trust, Inc.	1,252	149
Duke Realty Corp.	2,158	66
Equinix, Inc.	480	217
Equity Residential	2,222	167
Essex Property Trust, Inc.	397	115
Extra Space Storage, Inc.	769	78
Federal Realty Investment Trust	443	61
HCP, Inc.	2,865	90
Host Hotels & Resorts, Inc.	4,461	84
Iron Mountain, Inc.	1,748	62
Kimco Realty Corp.	2,533	47
Macerich Co. (The)	636	28
Mid-America Apartment Communities, Inc.	682	75
Prologis, Inc.	3,822	275
Public Storage	903	197
Realty Income Corp.	1,775	131
Regency Centers Corp.	1,021	69
SBA Communications, Corp.(1)	684	137
Simon Property Group, Inc.(2)	1,868	340
SL Green Realty Corp.	517	46
UDR, Inc.	1,656	75
Ventas, Inc.	2,140	137
Vornado Realty Trust	1,041	70
Welltower, Inc.	2,260	175
Weyerhaeuser Co.	4,503	119
		4,384

	Shares	Value

Utilities—3.0%
AES Corp.	3,600	$ 65
Alliant Energy Corp.	1,286	61
Ameren Corp.	1,332	98
American Electric Power Co., Inc.	2,690	225
American Water Works Co., Inc.	986	103
Atmos Energy Corp.	635	65
CenterPoint Energy, Inc.	2,728	84
CMS Energy Corp.	1,545	86
Consolidated Edison, Inc.	1,695	144
Dominion Energy, Inc.	4,153	318
DTE Energy Co.	990	124
Duke Energy Corp.(2)	3,879	349
Edison International	1,760	109
Entergy Corp.	987	94
Evergy, Inc.	1,434	83
Eversource Energy	1,724	122
Exelon Corp.(2)	5,254	263
FirstEnergy Corp.	2,645	110
NextEra Energy, Inc.(2)	2,599	503
NiSource, Inc.	1,978	57
NRG Energy, Inc.	1,585	67
Pinnacle West Capital Corp.	609	58
PPL Corp.	3,920	125
Public Service Enterprise Group, Inc.	2,754	164
Sempra Energy	1,485	187
Southern Co. (The)(2)	5,590	289
WEC Energy Group, Inc.	1,718	136
Xcel Energy, Inc.	2,817	158
		4,247

Total Common Stocks (Identified Cost $110,816)		135,612

Exchange-Traded Fund—3.0%
Invesco S&P 500 High Beta ETF(3)	103,056	4,284
Total Exchange-Traded Fund (Identified Cost $4,223)		4,284

Total Long-Term Investments—99.3% (Identified Cost $115,039)		139,896

Value

Short-Term Investments—0.1%
Purchased Options—0.1%
(See open purchased options schedule)
Total Purchased Options (Premiums paid $281)	$ 127

Total Short-Term Investments (Identified Cost $281)	127

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—99.4% (Identified Cost $115,320)	$140,023

Written Options—(0.2)%
(See open written options schedule)
Total Written Options (Premiums received $(575))	(300)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—99.2% (Identified Cost $114,745)	$139,723
Other assets and liabilities, net—0.8%	1,142
NET ASSETS—100.0%	$140,865

Abbreviation:
ETF	Exchange-Traded Fund

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of the security is segregated as collateral for written options.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements.

Rampart Enhanced Core Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
Open Purchased Options Contracts as of March 31, 2019 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Option
S&P 500® Index	284	$85,910	$3,025.00	05/03/19	$ 8
Put Option
S&P 500® Index	284	73,130	2,575.00	05/03/19	119
Total Purchased Options					$127

Open Written Options Contracts as of March 31, 2019 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Option
S&P 500® Index	284	$83,780	$2,950.00	05/03/19	$ (81)
Put Option
S&P 500® Index	284	75,260	2,650.00	05/03/19	(219)
Total Written Options					$(300)

Footnote Legend:
(1)	Strike price not reported in thousands.
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$135,612	$135,612	$—
Exchange-Traded Fund	4,284	4,284	—
Other Financial Instruments:
Purchased Options	127	119	8
Total Assets	140,023	140,015	8
Liabilities:
Other Financial Instruments:
Written Options	(300)	(300)	—
Total Liabilities	(300)	(300)	—
Total Investments	$139,723	$139,715	$ 8
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2019.
There were no transfers into or out of Level 3 related to securities held at March 31, 2019.
See Notes to Financial Statements.

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2019
(Reported in thousands except shares and per share amounts)
	KAR Capital Growth Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund	KAR Mid-Cap Growth Fund	KAR Small-Cap Core Fund
Assets
Investment in securities at value(1)(2)	$ 508,955	$ 37,191	$ 329,762	$ 263,753	$ 1,410,268
Foreign currency at value(3)	—	— (a)	—	—	— (a)
Cash	4,655	1,004	5,534	2,308	27,934
Receivables
Investment securities sold	—	—	—	—	8,182
Fund shares sold	74	11	2,088	3,296	3,021
Dividends and interest	296	219	202	56	123
Tax reclaims	—	17	—	—	—
Securities lending	— (a)	4	52	29	—
Prepaid trustee retainer	10	1	6	5	29
Prepaid expenses	38	14	36	43	78
Other assets	37	3	23	18	102
Total assets	514,065	38,464	337,703	269,508	1,449,737
Liabilities
Payables
Fund shares repurchased	196	7	323	419	3,396
Investment securities purchased	693	—	3,117	361	—
Collateral on securities loaned	—	1,086	—	—	—
Investment advisory fees	300	16	177	178	898
Distribution and service fees	110	9	37	44	117
Administration and accounting fees	48	4	31	24	132
Transfer agent and sub-transfer agent fees and expenses	46	5	51	34	213
Professional fees	8	15	13	11	10
Trustee deferred compensation plan	37	3	23	18	102
Other accrued expenses	77	7	3	15	35
Total liabilities	1,515	1,152	3,775	1,104	4,903
Net Assets	$ 512,550	$ 37,312	$ 333,928	$ 268,404	$ 1,444,834
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 255,275	$ 38,488	$ 286,346	$ 185,162	$ 1,046,282
Accumulated earnings (loss)	257,275	(1,176)	47,582	83,242	398,552
Net Assets	$ 512,550	$ 37,312	$ 333,928	$ 268,404	$ 1,444,834
Net Assets:
Class A	$ 485,285	$ 28,194	$ 38,420	$ 138,315	$ 126,666
Class C	$ 10,132	$ 3,569	$ 35,341	$ 19,638	$ 107,784
Class I	$ 17,040	$ 5,549	$ 256,620	$ 110,184	$ 1,116,204
Class R6	$ 93	$ —	$ 3,547	$ 267	$ 94,180
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	29,296,936	2,026,872	1,174,542	3,834,448	3,614,013
Class C	812,604	265,479	1,158,136	690,316	3,679,915
Class I	988,593	398,939	7,708,887	2,955,760	30,203,753
Class R6	5,417	—	106,435	7,135	2,539,173
Net Asset Value and Redemption Price Per Share:
Class A	$ 16.56	$ 13.91	$ 32.71	$ 36.07	$ 35.05
Class C	$ 12.47	$ 13.45	$ 30.52	$ 28.45	$ 29.29
Class I	$ 17.24	$ 13.91	$ 33.29	$ 37.28	$ 36.96
Class R6	$ 17.22	$ —	$ 33.33	$ 37.37	$ 37.09
See Notes to Financial Statements.

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2019
(Reported in thousands except shares and per share amounts)
	KAR Capital Growth Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund	KAR Mid-Cap Growth Fund	KAR Small-Cap Core Fund
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 17.57	$ 14.76	$ 34.71	$ 38.27	$ 37.19
Maximum Sales Charge - Class A	5.75%	5.75%	5.75%	5.75%	5.75%
(1) Investment in securities at cost	$ 257,763	$ 34,833	$ 280,007	$ 184,116	$ 996,800
(2) Market value of securities on loan	$ —	$ 1,052	$ —	$ —	$ —
(3) Foreign currency at cost	$ —	$ —(a)	$ —	$ —	$ —(a)

(a)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2019
(Reported in thousands except shares and per share amounts)
	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund	KAR Small-Mid Cap Core Fund	Rampart Enhanced Core Equity Fund
Assets
Investment in securities at value(1)	$ 4,740,047	$ 557,104	$ 8,110	$ 140,023
Foreign currency at value(2)	— (a)	—	—	—
Cash	87,486	15,571	93	1,206
Receivables
Fund shares sold	10,803	1,115	84	23
Receivable from adviser	—	—	6	—
Dividends and interest	791	638	2	120
Securities lending	— (a)	—	—	—
Prepaid trustee retainer	101	12	— (a)	3
Prepaid expenses	195	40	83	29
Other assets	340	42	1	10
Total assets	4,839,763	574,522	8,379	141,414
Liabilities
Written options at value(3)	—	—	—	300
Payables
Fund shares repurchased	5,339	1,628	105	65
Investment securities purchased	4,229	—	—	—
Investment advisory fees	3,251	343	—	73
Distribution and service fees	399	31	1	33
Administration and accounting fees	438	54	1	14
Transfer agent and sub-transfer agent fees and expenses	849	92	— (a)	18
Professional fees	9	13	14	12
Trustee deferred compensation plan	340	42	1	10
Other accrued expenses	93	16	1	24
Total liabilities	14,947	2,219	123	549
Net Assets	$ 4,824,816	$ 572,303	$ 8,256	$ 140,865
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 3,624,703	$ 485,342	$ 7,814	$ 125,226
Accumulated earnings (loss)	1,200,113	86,961	442	15,639
Net Assets	$ 4,824,816	$ 572,303	$ 8,256	$ 140,865
Net Assets:
Class A	$ 731,903	$ 77,629	$ 626	$ 119,546
Class C	$ 298,151	$ 16,323	$ 458	$ 9,422
Class I	$ 3,765,897	$ 467,390	$ 4,348	$ 10,952
Class R6	$ 28,865	$ 10,961	$ 2,824	$ 945
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	20,669,056	4,502,155	59,984	6,034,919
Class C	9,386,408	966,728	44,280	532,218
Class I	104,158,845	27,130,102	415,880	554,349
Class R6	797,431	635,854	270,000	47,901
Net Asset Value and Redemption Price Per Share:
Class A	$ 35.41	$ 17.24	$ 10.44	$ 19.81
Class C	$ 31.76	$ 16.89	$ 10.35	$ 17.70
Class I	$ 36.16	$ 17.23	$ 10.45	$ 19.76
Class R6	$ 36.20	$ 17.24	$ 10.46	$ 19.72
See Notes to Financial Statements.

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2019
(Reported in thousands except shares and per share amounts)
	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund	KAR Small-Mid Cap Core Fund	Rampart Enhanced Core Equity Fund
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 37.57	$ 18.29	$ 11.08	$ 21.02
Maximum Sales Charge - Class A	5.75%	5.75%	5.75%	5.75%
(1) Investment in securities at cost	$ 3,490,283	$ 467,925	$ 7,542	$ 115,320
(2) Foreign currency at cost	$ —(a)	$ —	$ —	$ —
(3) Written options premiums received	$ —	$ —	$ —	$ 575

(a)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2019
($ reported in thousands)
	KAR Capital Growth Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund	KAR Mid-Cap Growth Fund	KAR Small-Cap Core Fund
Investment Income
Dividends	$ 2,080	$ 708	$ 1,348	$ 526	$ 7,454
Interest	—	—	—	—	24
Security lending, net of fees	— (1)	6	103	34	11
Foreign taxes withheld	(4)	(44)	—	(2)	(27)
Total investment income	2,076	670	1,451	558	7,462
Expenses
Investment advisory fees	1,664	132	1,076	802	5,062
Distribution and service fees, Class A	560	32	42	148	154
Distribution and service fees, Class C	57	21	155	71	525
Administration and accounting fees	252	23	145	109	707
Transfer agent fees and expenses	140	11	59	50	290
Sub-transfer agent fees and expenses, Class A	82	8	17	28	60
Sub-transfer agent fees and expenses, Class C	4	1	15	7	49
Sub-transfer agent fees and expenses, Class I	7	3	89	36	421
Custodian fees	1	1	— (1)	— (1)	1
Printing fees and expenses	22	2	11	8	61
Professional fees	13	12	11	11	18
Registration fees	40	25	40	37	103
Trustees’ fees and expenses	20	1	9	7	57
Miscellaneous expenses	109	14	10	26	52
Total expenses	2,971	286	1,679	1,340	7,560
Less expenses reimbursed and/or waived by investment adviser(2)	(1)	(39)	(204)	—	—
Less low balance account fees	(19)	(1)	— (1)	(3)	— (1)
Plus expenses recaptured(2)	—	—	—	31	—
Net expenses	2,951	246	1,475	1,368	7,560
Net investment income (loss)	(875)	424	(24)	(810)	(98)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	12,850	(78)	(1,643)	4,553	(14,759)
Foreign currency transactions	—	(10)	—	—	— (1)
Net change in unrealized appreciation (depreciation) from:
Investments	(13,585)	815	4,166	8,117	40,981
Foreign currency transactions	—	(1)	—	—	— (1)
Net realized and unrealized gain (loss) on investments	(735)	726	2,523	12,670	26,222
Net increase (decrease) in net assets resulting from operations	$ (1,610)	$1,150	$ 2,499	$11,860	$ 26,124

(1)	Amount is less than $500.
(2)	See Note 4D in the Notes to Financial Statements.
See Notes to Financial Statements.

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2019
($ reported in thousands)
	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund	KAR Small-Mid Cap Core Fund	Rampart Enhanced Core Equity Fund
Investment Income
Dividends	$ 15,326	$ 6,449	$ 27	$ 1,487
Interest	318	1	— (1)	—
Security lending, net of fees	27	—	—	—
Foreign taxes withheld	—	(34)	— (1)	—
Total investment income	15,671	6,416	27	1,487
Expenses
Investment advisory fees	18,223	1,956	19	539
Distribution and service fees, Class A	880	97	—	137
Distribution and service fees, Class C	1,367	113	1	99
Administration and accounting fees	2,331	295	7	79
Transfer agent fees and expenses	961	123	1	38
Sub-transfer agent fees and expenses, Class A	400	35	— (1)	32
Sub-transfer agent fees and expenses, Class C	136	8	— (1)	6
Sub-transfer agent fees and expenses, Class I	1,861	207	— (1)	5
Custodian fees	4	1	— (1)	4
Printing fees and expenses	227	27	2	8
Professional fees	31	13	10	9
Registration fees	249	51	33	35
Trustees’ fees and expenses	175	22	— (1)	6
Miscellaneous expenses	144	32	2	26
Total expenses	26,989	2,980	75	1,023
Less expenses reimbursed and/or waived by investment adviser(2)	—	—	(47)	(105)
Less low balance account fees	(2)	(1)	—	(2)
Net expenses	26,987	2,979	28	916
Net investment income (loss)	(11,316)	3,437	(1)	571
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(19,073)	(1,455)	(121)	(490)
Foreign currency transactions	61	—	—	—
Written options	—	—	—	(2,131)
Net change in unrealized appreciation (depreciation) from:
Investments	324,546	(59,715)	376	(7,291)
Foreign currency transactions	(27)	—	—	—
Written options	—	—	—	(65)
Net realized and unrealized gain (loss) on investments	305,507	(61,170)	255	(9,977)
Net increase (decrease) in net assets resulting from operations	$294,191	$(57,733)	$ 254	$(9,406)

(1)	Amount is less than $500.
(2)	See Note 4D in the Notes to Financial Statements.
See Notes to Financial Statements.

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	KAR Capital Growth Fund		KAR Global Quality Dividend Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ (875)	$ (2,606)	$ 424	$ 1,160
Net realized gain (loss)	12,850	42,676	(88)	2,054
Net change in unrealized appreciation (depreciation)	(13,585)	51,887	814	(1,699)
Increase (decrease) in net assets resulting from operations	(1,610)	91,957	1,150	1,515
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(42,216)	(23,456) (1)	(2,449)	(5,008) (1)
Class C	(1,557)	(887) (1)	(465)	(706) (1)
Class I	(1,314)	(664) (1)	(495)	(617) (1)
Class R6	(8)	—	—	—
Class A	—	—	—	—
Class C	—	—	—	—
Class I	—	—	—	—
Class R6	—	—	—	—
Dividends and Distributions to Shareholders	(45,095)	(25,007)	(3,409)	(6,331)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	19,918	(1,204)	3,396	(13,926)
Class C	(2,155)	(1,201)	(1,145)	(466)
Class I	1,211	2,198	999	(1,290)
Class R6	(5,834)	6,134	—	—
Increase (decrease) in net assets from capital transactions	13,140	5,927	3,250	(15,682)
Net increase (decrease) in net assets	(33,565)	72,877	991	(20,498)
Net Assets
Beginning of period	546,115	473,238	36,321	56,819
End of Period	$ 512,550	$ 546,115	$ 37,312	$ 36,321
Accumulated undistributed net investment income (loss) at end of period	N/A	$ (31)	N/A	$ (11)

(1)	For the year ended September 30, 2018, the distributions to shareholders for the Funds were as follows:

Dividends and Distributions to Shareholders
Net investment income:
Class A	$ —	$ (1,564)
Class C	—	(236)
Class I	—	(227)
Net realized gains:
Class A	(23,456)	(3,444)
Class C	(887)	(470)
Class I	(664)	(390)
Total	$ (25,007)	$ (6,331)
See Notes to Financial Statements.

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Mid-Cap Core Fund		KAR Mid-Cap Growth Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ (24)	$ (354)	$ (810)	$ (1,153)
Net realized gain (loss)	(1,643)	3,295	4,553	4,945
Net change in unrealized appreciation (depreciation)	4,166	25,586	8,117	34,077
Increase (decrease) in net assets resulting from operations	2,499	28,527	11,860	37,869
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(242)	—	(2,261)	(4,734) (1)
Class C	(234)	—	(348)	(334) (1)
Class I	(1,379)	—	(1,134)	(242) (1)
Class R6	(18)	—	(3)	—
Class A	—	—	—	—
Class C	—	—	—	—
Class I	—	—	—	—
Class R6	—	—	—	—
Dividends and Distributions to Shareholders	(1,873)	—	(3,746)	(5,310)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	5,860	1,611	4,715	20,953
Class C	5,325	8,773	6,575	6,011
Class I	87,175	78,595	47,961	46,976
Class R6	1,038	2,335	142	96
Increase (decrease) in net assets from capital transactions	99,398	91,314	59,393	74,036
Net increase (decrease) in net assets	100,024	119,841	67,507	106,595
Net Assets
Beginning of period	233,904	114,063	200,897	94,302
End of Period	$ 333,928	$ 233,904	$ 268,404	$ 200,897
Accumulated undistributed net investment income (loss) at end of period	N/A	$ (163)	N/A	$ (8)

(1)	For the year ended September 30, 2018, distributions to shareholders were from net realized gains.
See Notes to Financial Statements.

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Cap Core Fund		KAR Small-Cap Growth Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ (98)	$ 869	$ (11,316)	$ (6,070)
Net realized gain (loss)	(14,759)	51,840	(19,012)	85,549
Net change in unrealized appreciation (depreciation)	40,981	178,214	324,519	605,147
Increase (decrease) in net assets resulting from operations	26,124	230,923	294,191	684,626
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(4,670)	(148) (1)	(15,473)	—
Class C	(4,986)	(110) (1)	(6,611)	—
Class I	(39,927)	(781) (1)	(73,521)	—
Class R6	(3,179)	(71) (1)	(276)	—
Class A	—	—	—	—
Class C	—	—	—	—
Class I	—	—	—	—
Class R6	—	—	—	—
Dividends and Distributions to Shareholders	(52,762)	(1,110)	(95,881)	—
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(23,358)	46,792	(160,438)	490,851
Class C	(10,962)	48,415	(16,080)	168,408
Class I	(95,164)	585,811	(513,185)	2,503,278
Class R6	5,159	29,571	12,036	12,739
Increase (decrease) in net assets from capital transactions	(124,325)	710,589	(677,667)	3,175,276
Net increase (decrease) in net assets	(150,963)	940,402	(479,357)	3,859,902
Net Assets
Beginning of period	1,595,797	655,395	5,304,173	1,444,271
End of Period	$ 1,444,834	$ 1,595,797	$ 4,824,816	$ 5,304,173
Accumulated undistributed net investment income (loss) at end of period	N/A	$ 1,408	N/A	$ (152)

(1)	For the year ended September 30, 2018, distributions to shareholders were from net realized gains.
See Notes to Financial Statements.

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Cap Value Fund		KAR Small-Mid Cap Core Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	From inception March 7, 2018 to September 30, 2018
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 3,437	$ 3,717	$ (1)	$ (2)
Net realized gain (loss)	(1,455)	4,086	(121)	56
Net change in unrealized appreciation (depreciation)	(59,715)	29,090	376	192
Increase (decrease) in net assets resulting from operations	(57,733)	36,893	254	246
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(1,360)	(1,402) (1)	(4)	—
Class C	(298)	(475) (1)	(2)	—
Class I	(9,963)	(5,442) (1)	(16)	—
Class R6	(328)	(235) (1)	(36)	—
Class A	—	—	—	—
Class C	—	—	—	—
Class I	—	—	—	—
Class R6	—	—	—	—
Dividends and Distributions to Shareholders	(11,949)	(7,554)	(58)	—
Change in Net Assets from Capital Transactions (See Note 6):
Class A	3,156	(8,850)	450	149
Class C	(9,969)	(1,250)	285	128
Class I	47,257	152,683	3,899	203
Class R6	(8,506)	10,507	—	2,700
Increase (decrease) in net assets from capital transactions	31,938	153,090	4,634	3,180
Net increase (decrease) in net assets	(37,744)	182,429	4,830	3,426
Net Assets
Beginning of period	610,047	427,618	3,426	—
End of Period	$ 572,303	$ 610,047	$ 8,256	$ 3,426
Accumulated undistributed net investment income (loss) at end of period	N/A	$ 3,683	N/A	$ —

(1)	For the year ended September 30, 2018, the distributions to shareholders for the Funds were as follows:

Dividends and Distributions to Shareholders
Net investment income:
Class A	$ (43)	$ —
Class C	(7)	—
Class I	(396)	—
Class R6	(19)	—
Net realized gains:
Class A	(1,359)	—
Class C	(468)	—
Class I	(5,046)	—
Class R6	(216)	—
Total	$ (7,554)	$ —
See Notes to Financial Statements.

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Rampart Enhanced Core Equity Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 571	$ 1,073
Net realized gain (loss)	(2,621)	(6,518)
Net change in unrealized appreciation (depreciation)	(7,356)	22,265
Increase (decrease) in net assets resulting from operations	(9,406)	16,820
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(1,129)	(7,989) (1)
Class C	(54)	(2,242) (1)
Class I	(161)	(2,226) (1)
Class R6	(23)	—
Class A	—	—
Class C	—	—
Class I	—	—
Class R6	—	—
Dividends and Distributions to Shareholders	(1,367)	(12,457)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	6,808	(5,360)
Class C	(17,978)	(2,831)
Class I	(2,963)	(17,626)
Class R6	(3,736)	5,321
Increase (decrease) in net assets from capital transactions	(17,869)	20,496
Net increase (decrease) in net assets	(28,642)	(16,133)
Net Assets
Beginning of period	169,507	185,640
End of Period	$ 140,865	$ 169,507
Accumulated undistributed net investment income (loss) at end of period	N/A	$ 1,065

(1)	For the year ended September 30, 2018, the distributions to shareholders for the Funds were as follows:

Dividends and Distributions to Shareholders
Net investment income:
Class A	$ (322)
Class I	(128)
Net realized gains:
Class A	(7,667)
Class C	(2,242)
Class I	(2,098)
Total	$ (12,457)
See Notes to Financial Statements.

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

KAR Capital Growth Fund
Class A
10/1/18 to 3/31/19(6)	$18.37	(0.03)	(0.23)	(0.26)	—	(1.55)	(1.55)	(1.81)	$16.56	0.43%	$ 485,285	1.23% (7)	1.24%	(0.36) %	7%
10/1/17 to 9/30/18	16.18	(0.08)	3.13	3.05	—	(0.86)	(0.86)	2.19	18.37	19.56	508,124	1.22 (7)	1.22	(0.49)	17
4/1/17 to 9/30/17(8)	14.10	(0.03)	2.27	2.24	—	(0.16)	(0.16)	2.08	16.18	15.93	446,720	1.30 (7)	1.30	(0.40)	13
4/1/16 to 3/31/17	13.66	(0.05)	1.64	1.59	—	(1.15)	(1.15)	0.44	14.10	12.34 (9)	402,118	1.33 (7)(9)(10)	1.34	(0.40) (9)	21
4/1/15 to 3/31/16	14.23	(0.05)	0.13	0.08	—	(0.65)	(0.65)	(0.57)	13.66	0.39	401,617	1.30 (7)	1.30	(0.32)	20
4/1/14 to 3/31/15	12.41	(0.03)	2.40	2.37	—	(0.55)	(0.55)	1.82	14.23	19.29	433,635	1.28 (7)	1.28	(0.22)	28
4/1/13 to 3/31/14	10.45	(0.01)	2.00	1.99	(0.03)	—	(0.03)	1.96	12.41	19.11	399,131	1.28 (7)	1.28	(0.11)	26
Class C
10/1/18 to 3/31/19(6)	$14.34	(0.07)	(0.25)	(0.32)	—	(1.55)	(1.55)	(1.87)	$12.47	0.10%	$ 10,132	2.01% (7)	2.02%	(1.16) %	7%
10/1/17 to 9/30/18	12.91	(0.17)	2.46	2.29	—	(0.86)	(0.86)	1.43	14.34	18.58	14,408	1.99 (7)	2.00	(1.26)	17
4/1/17 to 9/30/17(8)	11.32	(0.07)	1.82	1.75	—	(0.16)	(0.16)	1.59	12.91	15.51	14,052	2.08 (7)	2.08	(1.18)	13
4/1/16 to 3/31/17	11.27	(0.13)	1.33	1.20	—	(1.15)	(1.15)	0.05	11.32	11.47 (9)	13,345	2.08 (7)(9)(10)	2.09	(1.16) (9)	21
4/1/15 to 3/31/16	11.93	(0.12)	0.11	(0.01)	—	(0.65)	(0.65)	(0.66)	11.27	(0.31)	19,832	2.05 (7)	2.06	(1.07)	20
4/1/14 to 3/31/15	10.57	(0.11)	2.02	1.91	—	(0.55)	(0.55)	1.36	11.93	18.28	11,999	2.02 (7)	2.02	(0.97)	28
4/1/13 to 3/31/14	8.94	(0.08)	1.71	1.63	—	—	—	1.63	10.57	18.23	6,329	2.03 (7)	2.03	(0.86)	26
Class I
10/1/18 to 3/31/19(6)	$19.02	(0.01)	(0.22)	(0.23)	—	(1.55)	(1.55)	(1.78)	$17.24	0.59%	$ 17,040	1.02% (7)	1.03%	(0.14) %	7%
10/1/17 to 9/30/18	16.69	(0.05)	3.24	3.19	—	(0.86)	(0.86)	2.33	19.02	19.81	17,125	0.99 (7)	0.99	(0.26)	17
4/1/17 to 9/30/17(8)	14.52	(0.01)	2.34	2.33	—	(0.16)	(0.16)	2.17	16.69	16.09	12,466	1.08 (7)	1.08	(0.18)	13
4/1/16 to 3/31/17	14.00	(0.01)	1.68	1.67	—	(1.15)	(1.15)	0.52	14.52	12.61 (9)	10,180	1.08 (7)(9)(10)	1.09	(0.15) (9)	21
4/1/15 to 3/31/16	14.53	(0.01)	0.13	0.12	—	(0.65)	(0.65)	(0.53)	14.00	0.66	8,227	1.05 (7)	1.05	(0.07)	20
4/1/14 to 3/31/15	12.64	— (11)	2.44	2.44	—	(0.55)	(0.55)	1.89	14.53	19.50	8,595	1.02 (7)	1.02	0.03	28
4/1/13 to 3/31/14	10.64	0.02	2.04	2.06	(0.06)	—	(0.06)	2.00	12.64	19.45	5,532	1.03 (7)	1.03	0.14	26
Class R6
10/1/18 to 3/31/19(6)	$19.04	(0.03)	(0.24)	(0.27)	—	(1.55)	(1.55)	(1.82)	$17.22	0.38%	$ 93	0.78%	0.94%	(0.29) %	7%
1/30/18 (12) to 9/30/18	18.46	(—) (11)	0.58	0.58	—	—	—	0.58	19.04	3.14	6,458	0.80 (13)	0.91	(0.03)	17 (14)

KAR Global Quality Dividend Fund
Class A
10/1/18 to 3/31/19(6)	$14.98	0.17	0.19	0.36	(0.07)	(1.36)	(1.43)	(1.07)	$13.91	3.19%	$ 28,194	1.34%	1.57%	2.49%	21%
10/1/17 to 9/30/18	16.20	0.40	0.25	0.65	(0.65)	(1.22)	(1.87)	(1.22)	14.98	4.24	26,351	1.35	1.50	2.63	33
4/1/17 to 9/30/17(8)	16.81	0.30	0.41	0.71	(0.27)	(1.05)	(1.32)	(0.61)	16.20	4.31	44,188	1.35	1.56	3.65	13
4/1/16 to 3/31/17	15.09	0.20	1.66	1.86	(0.14)	—	(0.14)	1.72	16.81	12.42	46,670	1.36 (10)	1.48	1.29	119
4/1/15 to 3/31/16	15.40	0.14	(0.37)	(0.23)	(0.08)	—	(0.08)	(0.31)	15.09	(1.53)	50,081	1.35	1.44	0.94	25
4/1/14 to 3/31/15	13.93	0.10	1.49	1.59	(0.12)	—	(0.12)	1.47	15.40	11.45	55,215	1.35	1.42	0.71	56
4/1/13 to 3/31/14	11.96	0.10	1.98	2.08	(0.11)	—	(0.11)	1.97	13.93	17.50	49,275	1.35	1.43	0.81	23
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Global Quality Dividend Fund (Continued)
Class C
10/1/18 to 3/31/19(6)	$14.52	0.10	0.19	0.29	—	(1.36)	(1.36)	(1.07)	$13.45	2.70%	$ 3,569	2.09%	2.30%	1.51%	21%
10/1/17 to 9/30/18	15.82	0.32	0.22	0.54	(0.62)	(1.22)	(1.84)	(1.30)	14.52	3.56	5,127	2.10	2.25	2.16	33
4/1/17 to 9/30/17(8)	16.38	0.23	0.39	0.62	(0.13)	(1.05)	(1.18)	(0.56)	15.82	3.86	6,107	2.10	2.33	2.87	13
4/1/16 to 3/31/17	14.68	0.08	1.62	1.70	—	—	—	1.70	16.38	11.58	6,950	2.11 (10)	2.23	0.54	119
4/1/15 to 3/31/16	15.03	0.01	(0.35)	(0.34)	(0.01)	—	(0.01)	(0.35)	14.68	(2.26)	8,211	2.10	2.18	0.10	25
4/1/14 to 3/31/15	13.67	0.01	1.43	1.44	(0.08)	—	(0.08)	1.36	15.03	10.64	20,383	2.10	2.16	0.07	56
4/1/13 to 3/31/14	11.77	0.01	1.94	1.95	(0.05)	—	(0.05)	1.90	13.67	16.56	3,803	2.10	2.18	0.05	23
Class I
10/1/18 to 3/31/19(6)	$15.02	0.19	0.18	0.37	(0.12)	(1.36)	(1.48)	(1.11)	$13.91	3.31%	$ 5,549	1.10%	1.36%	2.76%	21%
10/1/17 to 9/30/18	16.20	0.47	0.23	0.70	(0.66)	(1.22)	(1.88)	(1.18)	15.02	4.56	4,843	1.10	1.29	3.14	33
4/1/17 to 9/30/17(8)	16.84	0.29	0.44	0.73	(0.32)	(1.05)	(1.37)	(0.64)	16.20	4.41	6,524	1.10	1.33	3.53	13
4/1/16 to 3/31/17	15.12	0.25	1.65	1.90	(0.18)	—	(0.18)	1.72	16.84	12.66	7,096	1.11 (10)	1.23	1.59	119
4/1/15 to 3/31/16	15.40	0.17	(0.35)	(0.18)	(0.10)	—	(0.10)	(0.28)	15.12	(1.21)	6,496	1.10	1.18	1.15	25
4/1/14 to 3/31/15	13.93	0.14	1.49	1.63	(0.16)	—	(0.16)	1.47	15.40	11.72	9,776	1.10	1.17	0.96	56
4/1/13 to 3/31/14	11.97	0.13	1.97	2.10	(0.14)	—	(0.14)	1.96	13.93	17.70	9,546	1.10	1.18	0.99	23

KAR Mid-Cap Core Fund
Class A
10/1/18 to 3/31/19(6)	$33.71	(0.02)	(0.75)	(0.77)	—	(0.23)	(0.23)	(1.00)	$32.71	(2.21) %	$ 38,420	1.20%	1.36%	(0.14) %	15%
10/1/17 to 9/30/18	27.95	(0.09)	5.85	5.76	—	—	—	5.76	33.71	20.61	33,120	1.20	1.39	(0.29)	21
4/1/17 to 9/30/17(8)	25.80	(0.05)	2.29	2.24	—	(0.09)	(0.09)	2.15	27.95	8.70	26,238	1.20	1.49	(0.35)	11
4/1/16 to 3/31/17	22.60	(0.08)	3.28	3.20	—	—	—	3.20	25.80	14.16	20,615	1.26 (10)(13)	1.55	(0.32)	28
4/1/15 to 3/31/16	23.00	(0.06)	(0.20)	(0.26)	—	(0.14)	(0.14)	(0.40)	22.60	(1.14)	20,639	1.35	1.64	(0.27)	21
4/1/14 to 3/31/15	19.80	(0.07)	4.47	4.40	—	(1.20)	(1.20)	3.20	23.00	22.75	13,080	1.35	2.46	(0.34)	26
4/1/13 to 3/31/14	17.49	(0.06)	2.68	2.62	—	(0.31)	(0.31)	2.31	19.80	15.17	3,027	1.35	3.08	(0.31)	30
Class C
10/1/18 to 3/31/19(6)	$31.58	(0.13)	(0.70)	(0.83)	—	(0.23)	(0.23)	(1.06)	$30.52	(2.55) %	$ 35,341	1.95%	2.11%	(0.89) %	15%
10/1/17 to 9/30/18	26.38	(0.31)	5.51	5.20	—	—	—	5.20	31.58	19.71	30,661	1.95	2.14	(1.04)	21
4/1/17 to 9/30/17(8)	24.45	(0.14)	2.16	2.02	—	(0.09)	(0.09)	1.93	26.38	8.28	17,870	1.95	2.25	(1.10)	11
4/1/16 to 3/31/17	21.57	(0.24)	3.12	2.88	—	—	—	2.88	24.45	13.35	14,279	2.00 (10)(13)	2.28	(1.04)	28
4/1/15 to 3/31/16	22.12	(0.22)	(0.19)	(0.41)	—	(0.14)	(0.14)	(0.55)	21.57	(1.91)	6,670	2.10	2.38	(1.03)	21
4/1/14 to 3/31/15	19.23	(0.23)	4.32	4.09	—	(1.20)	(1.20)	2.89	22.12	21.84	4,363	2.10	2.83	(1.10)	26
4/1/13 to 3/31/14	17.12	(0.18)	2.60	2.42	—	(0.31)	(0.31)	2.11	19.23	14.32	209	2.10	3.84	(1.01)	30
Class I
10/1/18 to 3/31/19(6)	$34.26	0.02	(0.76)	(0.74)	—	(0.23)	(0.23)	(0.97)	$33.29	(2.08) %	$ 256,620	0.95%	1.10%	0.13%	15%
10/1/17 to 9/30/18	28.34	(0.01)	5.93	5.92	—	—	—	5.92	34.26	20.93	167,649	0.95	1.14	(0.03)	21
4/1/17 to 9/30/17(8)	26.12	(0.01)	2.32	2.31	—	(0.09)	(0.09)	2.22	28.34	8.82	69,955	0.95	1.25	(0.10)	11
4/1/16 to 3/31/17	22.82	(0.01)	3.31	3.30	—	—	—	3.30	26.12	14.46	50,922	0.99 (10)(13)	1.26	(0.02)	28
4/1/15 to 3/31/16	23.17	(0.01)	(0.20)	(0.21)	—	(0.14)	(0.14)	(0.35)	22.82	(0.92)	7,570	1.10	1.38	(0.03)	21
4/1/14 to 3/31/15	19.89	(0.03)	4.51	4.48	—	(1.20)	(1.20)	3.28	23.17	23.05	4,804	1.10	2.17	(0.16)	26
4/1/13 to 3/31/14	17.52	(0.01)	2.69	2.68	—	(0.31)	(0.31)	2.37	19.89	15.48	1,178	1.10	2.85	(0.08)	30
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Mid-Cap Core Fund (Continued)
Class R6
10/1/18 to 3/31/19(6)	$34.28	0.03	(0.75)	(0.72)	—	(0.23)	(0.23)	(0.95)	$33.33	(2.02) %	$ 3,547	0.87%	1.01%	0.20%	15%
1/30/18 (12) to 9/30/18	32.78	0.02	1.48	1.50	—	—	—	1.50	34.28	4.58	2,474	0.87	1.06	0.10	21 (14)

KAR Mid-Cap Growth Fund
Class A
10/1/18 to 3/31/19(6)	$35.55	(0.14)	1.30	1.16	—	(0.64)	(0.64)	0.52	$36.07	3.67%	$ 138,315	1.40% (7)(15)	1.35%	(0.84) %	13%
10/1/17 to 9/30/18	27.74	(0.28)	9.65	9.37	—	(1.56)	(1.56)	7.81	35.55	35.38	131,422	1.40 (15)	1.37	(0.88)	19
4/1/17 to 9/30/17(8)	24.56	(0.12)	3.43	3.31	—	(0.13)	(0.13)	3.18	27.74	13.48	84,912	1.40	1.49	(0.88)	12
4/1/16 to 3/31/17	21.92	(0.16)	3.15	2.99	—	(0.35)	(0.35)	2.64	24.56	13.81 (9)	80,648	1.41 (9)(10)	1.52	(0.75) (9)	20
4/1/15 to 3/31/16	22.80	(0.18)	(0.36)	(0.54)	—	(0.34)	(0.34)	(0.88)	21.92	(2.51)	76,660	1.39	1.49	(0.84)	26
4/1/14 to 3/31/15	21.30	(0.15)	2.34	2.19	—	(0.69)	(0.69)	1.50	22.80	10.50	83,158	1.43 (13)	1.46	(0.71)	27
4/1/13 to 3/31/14	19.02	(0.15)	2.43	2.28	—	—	—	2.28	21.30	11.99	81,016	1.45	1.44	(0.74)	32
Class C
10/1/18 to 3/31/19(6)	$28.30	(0.20)	0.99	0.79	—	(0.64)	(0.64)	0.15	$28.45	3.30%	$ 19,638	2.15% (7)(15)	2.14%	(1.59) %	13%
10/1/17 to 9/30/18	22.54	(0.42)	7.74	7.32	—	(1.56)	(1.56)	5.76	28.30	34.40	12,571	2.15	2.17	(1.63)	19
4/1/17 to 9/30/17(8)	20.06	(0.17)	2.78	2.61	—	(0.13)	(0.13)	2.48	22.54	13.01	4,971	2.15	2.28	(1.63)	12
4/1/16 to 3/31/17	18.09	(0.27)	2.59	2.32	—	(0.35)	(0.35)	1.97	20.06	13.03 (9)	5,350	2.16 (9)(10)	2.27	(1.50) (9)	20
4/1/15 to 3/31/16	19.02	(0.29)	(0.30)	(0.59)	—	(0.34)	(0.34)	(0.93)	18.09	(3.23)	5,319	2.14	2.24	(1.60)	26
4/1/14 to 3/31/15	18.01	(0.26)	1.96	1.70	—	(0.69)	(0.69)	1.01	19.02	9.68	5,976	2.18 (13)	2.21	(1.46)	27
4/1/13 to 3/31/14	16.21	(0.26)	2.06	1.80	—	—	—	1.80	18.01	11.10	5,233	2.20	2.19	(1.49)	—
Class I
10/1/18 to 3/31/19(6)	$36.66	(0.10)	1.36	1.26	—	(0.64)	(0.64)	0.62	$37.28	3.83%	$ 110,184	1.15% (7)(15)	1.15%	(0.58) %	13%
10/1/17 to 9/30/18	28.49	(0.22)	9.95	9.73	—	(1.56)	(1.56)	8.17	36.66	35.72	56,787	1.15 (15)	1.13	(0.65)	19
4/1/17 to 9/30/17(8)	25.20	(0.09)	3.51	3.42	—	(0.13)	(0.13)	3.29	28.49	13.58	4,419	1.15	1.27	(0.63)	12
4/1/16 to 3/31/17	22.42	(0.11)	3.24	3.13	—	(0.35)	(0.35)	2.78	25.20	14.13 (9)	3,872	1.16 (9)(10)	1.27	(0.50) (9)	20
4/1/15 to 3/31/16	23.26	(0.13)	(0.37)	(0.50)	—	(0.34)	(0.34)	(0.84)	22.42	(2.24)	2,961	1.14	1.24	(0.60)	26
4/1/14 to 3/31/15	21.66	(0.10)	2.39	2.29	—	(0.69)	(0.69)	1.60	23.26	10.79	3,288	1.18 (13)	1.21	(0.46)	27
4/1/13 to 3/31/14	19.30	(0.10)	2.46	2.36	—	—	—	2.36	21.66	12.23	2,324	1.20	1.19	(0.49)	32
Class R6
10/1/18 to 3/31/19(6)	$36.71	(0.06)	1.36	1.30	—	(0.64)	(0.64)	0.66	$37.37	3.97%	$ 267	0.90%	1.04%	(0.35) %	13%
1/30/2018 (12) to 9/30/18	31.74	(0.09)	5.06	4.97	—	—	—	4.97	36.71	15.66	117	0.93 (13)	1.09	(0.40)	19 (14)

KAR Small-Cap Core Fund
Class A
10/1/18 to 3/31/19(6)	$35.42	(0.03)	0.93	0.90	—	(1.27)	(1.27)	(0.37)	$35.05	3.26%	$ 126,666	1.29%	1.29%	(0.18) %	4%
10/1/17 to 9/30/18	28.05	(0.03)	7.44	7.41	—	(0.04)	(0.04)	7.37	35.42	26.42	153,109	1.29	1.29	(0.08)	13
4/1/17 to 9/30/17(8)	24.21	(0.06)	3.91	3.85	—	(0.01)	(0.01)	3.84	28.05	15.92	79,752	1.33	1.33	(0.49)	2
4/1/16 to 3/31/17	21.39	(0.07)	4.26	4.19	—	(1.37)	(1.37)	2.82	24.21	20.26 (9)	62,122	1.37 (9)(10)	1.37	(0.31) (9)	24
4/1/15 to 3/31/16	25.65	(0.05)	0.01	(0.04)	(0.05)	(4.17)	(4.22)	(4.26)	21.39	0.02	53,722	1.37	1.37	(0.21)	33
4/1/14 to 3/31/15	24.19	0.03	3.07	3.10	— (11)	(1.64)	(1.64)	1.46	25.65	13.28	67,696	1.34	1.34	0.12	28
4/1/13 to 3/31/14	21.41	(0.02)	2.84	2.82	(0.03)	(0.01)	(0.04)	2.78	24.19	13.17	162,302	1.39	1.39	(0.09)	31
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Small-Cap Core Fund (Continued)
Class C
10/1/18 to 3/31/19(6)	$29.95	(0.13)	0.74	0.61	—	(1.27)	(1.27)	(0.66)	$29.29	2.84%	$ 107,784	2.03%	2.03%	(0.94) %	4%
10/1/17 to 9/30/18	23.90	(0.23)	6.32	6.09	—	(0.04)	(0.04)	6.05	29.95	25.52	122,439	2.02	2.02	(0.82)	13
4/1/17 to 9/30/17(8)	20.71	(0.14)	3.34	3.20	—	(0.01)	(0.01)	3.19	23.90	15.47	56,526	2.08	2.08	(1.23)	2
4/1/16 to 3/31/17	18.61	(0.21)	3.68	3.47	—	(1.37)	(1.37)	2.10	20.71	19.39 (9)	44,789	2.12 (9)(10)	2.12	(1.10) (9)	24
4/1/15 to 3/31/16	22.98	(0.19)	(0.01)	(0.20)	—	(4.17)	(4.17)	(4.37)	18.61	(0.73)	31,711	2.12	2.12	(0.95)	33
4/1/14 to 3/31/15	21.99	(0.11)	2.74	2.63	— (11)	(1.64)	(1.64)	0.99	22.98	12.44	33,735	2.09	2.09	(0.50)	28
4/1/13 to 3/31/14	19.58	(0.18)	2.60	2.42	—	(0.01)	(0.01)	2.41	21.99	12.35	33,437	2.14	2.14	(0.84)	31
Class I
10/1/18 to 3/31/19(6)	$37.26	0.01	1.00	1.01	(0.04)	(1.27)	(1.31)	(0.30)	$36.96	3.40%	$1,116,204	1.02%	1.02%	0.08%	4%
10/1/17 to 9/30/18	29.44	0.06	7.80	7.86	—	(0.04)	(0.04)	7.82	37.26	26.73	1,231,686	1.01	1.01	0.18	13
4/1/17 to 9/30/17(8)	25.37	(0.03)	4.11	4.08	—	(0.01)	(0.01)	4.07	29.44	16.10	474,552	1.08	1.08	(0.23)	2
4/1/16 to 3/31/17	22.30	(0.03)	4.47	4.44	—	(1.37)	(1.37)	3.07	25.37	20.57 (9)	338,491	1.12 (9)(10)	1.12	(0.11) (9)	24
4/1/15 to 3/31/16	26.58	0.01	0.01	0.02	(0.13)	(4.17)	(4.30)	(4.28)	22.30	0.28	189,167	1.12	1.12	0.04	33
4/1/14 to 3/31/15	24.95	0.13	3.14	3.27	— (11)	(1.64)	(1.64)	1.63	26.58	13.57	248,933	1.08	1.08	0.53	28
4/1/13 to 3/31/14	22.04	0.04	2.92	2.96	(0.04)	(0.01)	(0.05)	2.91	24.95	13.44	242,400	1.14	1.14	0.19	31
Class R6
10/1/18 to 3/31/19(6)	$37.40	0.03	0.99	1.02	(0.06)	(1.27)	(1.33)	(0.31)	$37.09	3.43%	$ 94,180	0.94%	0.94%	0.20%	4%
10/1/17 to 9/30/18	29.52	0.09	7.83	7.92	—	(0.04)	(0.04)	7.88	37.40	26.86	88,563	0.94	0.94	0.25	13
4/1/17 to 9/30/17(8)	25.44	(0.02)	4.11	4.09	—	(0.01)	(0.01)	4.08	29.52	16.14	44,565	0.99	0.99	(0.14)	2
4/1/16 to 3/31/17	22.33	— (11)	4.48	4.48	—	(1.37)	(1.37)	3.11	25.44	20.68 (9)	31,338	1.01 (9)(10)	1.01	0.01 (9)	24
4/1/15 to 3/31/16	26.59	0.07	(0.01)	0.06	(0.15)	(4.17)	(4.32)	(4.26)	22.33	0.41	20,811	1.01	1.02	0.33	33
11/12/14 (12) to 3/31/15	25.99	0.12	1.36	1.48	—	(0.88)	(0.88)	0.60	26.59	5.83	106	0.97	0.97	1.18	28 (14)

KAR Small-Cap Growth Fund
Class A
10/1/18 to 3/31/19(6)	$33.57	(0.11)	2.63	2.52	—	(0.68)	(0.68)	1.84	$35.41	7.93%	$ 731,903	1.36% (7)	1.36%	(0.67) %	13%
10/1/17 to 9/30/18	25.43	(0.11)	8.25	8.14	—	—	—	8.14	33.57	32.01	866,966	1.37 (7)	1.37	(0.37)	13
4/1/17 to 9/30/17(8)	21.12	(0.09)	4.40	4.31	— (11)	—	— (11)	4.31	25.43	20.41	263,281	1.50 (15)	1.46	(0.81)	1
4/1/16 to 3/31/17	17.67	(0.14)	4.14	4.00	—	(0.55)	(0.55)	3.45	21.12	23.25 (9)	184,302	1.50 (9)(10)	1.51	(0.73) (9)	21
4/1/15 to 3/31/16	17.54	(0.10)	0.73	0.63	—	(0.50)	(0.50)	0.13	17.67	3.69	88,715	1.49	1.53	(0.59)	27
4/1/14 to 3/31/15	16.97	(0.13)	2.46	2.33	—	(1.76)	(1.76)	0.57	17.54	14.56	83,611	1.50	1.57	(0.76)	27
4/1/13 to 3/31/14	14.92	(0.15)	2.68	2.53	—	(0.48)	(0.48)	2.05	16.97	17.15	94,902	1.50	1.56	(0.93)	23
Class C
10/1/18 to 3/31/19(6)	$30.30	(0.20)	2.34	2.14	—	(0.68)	(0.68)	1.46	$31.76	7.52%	$ 298,151	2.10% (7)	2.10%	(1.40) %	13%
10/1/17 to 9/30/18	23.13	(0.31)	7.48	7.17	—	—	—	7.17	30.30	31.00	301,749	2.10 (7)	2.10	(1.10)	13
4/1/17 to 9/30/17(8)	19.28	(0.17)	4.02	3.85	— (11)	—	— (11)	3.85	23.13	19.97	93,560	2.25 (15)	2.21	(1.56)	1
4/1/16 to 3/31/17	16.30	(0.26)	3.79	3.53	—	(0.55)	(0.55)	2.98	19.28	22.30 (9)	58,327	2.26 (9)(10)	2.26	(1.49) (9)	21
4/1/15 to 3/31/16	16.33	(0.21)	0.68	0.47	—	(0.50)	(0.50)	(0.03)	16.30	2.97	19,525	2.25	2.28	(1.34)	27
4/1/14 to 3/31/15	16.03	(0.24)	2.30	2.06	—	(1.76)	(1.76)	0.30	16.33	13.68	15,594	2.25	2.32	(1.51)	27
4/1/13 to 3/31/14	14.22	(0.26)	2.55	2.29	—	(0.48)	(0.48)	1.81	16.03	16.29	13,298	2.25	2.31	(1.68)	23
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Small-Cap Growth Fund (Continued)
Class I
10/1/18 to 3/31/19(6)	$34.21	(0.06)	2.69	2.63	—	(0.68)	(0.68)	1.95	$36.16	8.10%	$3,765,897	1.11% (7)	1.11%	(0.40) %	13%
10/1/17 to 9/30/18	25.86	(0.03)	8.38	8.35	—	—	—	8.35	34.21	32.29	4,121,658	1.10 (7)	1.10	(0.10)	13
4/1/17 to 9/30/17(8)	21.45	(0.07)	4.48	4.41	— (11)	—	— (11)	4.41	25.86	20.56	1,087,430	1.25 (15)	1.21	(0.55)	1
4/1/16 to 3/31/17	17.89	(0.10)	4.21	4.11	—	(0.55)	(0.55)	3.56	21.45	23.59 (9)	489,593	1.26 (9)(10)	1.26	(0.50) (9)	21
4/1/15 to 3/31/16	17.70	(0.05)	0.74	0.69	—	(0.50)	(0.50)	0.19	17.89	4.00	98,270	1.25	1.29	(0.31)	27
4/1/14 to 3/31/15	17.08	(0.08)	2.46	2.38	—	(1.76)	(1.76)	0.62	17.70	14.83	35,058	1.25	1.32	(0.47)	27
4/1/13 to 3/31/14	14.98	(0.11)	2.69	2.58	—	(0.48)	(0.48)	2.10	17.08	17.42	20,685	1.25	1.30	(0.68)	23
Class R6
10/1/18 to 3/31/19(6)	$34.23	(0.04) (11)	2.69	2.65	—	(0.68)	(0.68)	1.97	$36.20	8.16%	$ 28,865	1.01% (7)	1.01%	(0.26) %	13%
1/30/18 (12) to 9/30/18	29.81	0.01	4.41	4.42	—	—	—	4.42	34.23	14.83	13,800	1.00 (7)	1.00	0.05	13 (14)

KAR Small-Cap Value Fund
Class A
10/1/18 to 3/31/19(6)	$19.44	0.09	(1.97)	(1.88)	(0.13)	(0.19)	(0.32)	(2.20)	$17.24	(9.54) %	$ 77,629	1.25% (7)	1.25%	1.05%	5%
10/1/17 to 9/30/18	18.41	0.10	1.23	1.33	(0.01)	(0.29)	(0.30)	1.03	19.44	7.27	83,276	1.27 (7)	1.27	0.55	6
4/1/17 to 9/30/17(8)	17.61	0.03	1.44	1.47	(0.02)	(0.65)	(0.67)	0.80	18.41	8.56	87,399	1.32 (7)	1.32	0.29	10
4/1/16 to 3/31/17	15.67	0.22	3.16	3.38	(0.26)	(1.18)	(1.44)	1.94	17.61	22.86	89,050	1.32 (7)(10)	1.32	1.35	22
4/1/15 to 3/31/16	16.61	0.07	0.07	0.14	(0.10)	(0.98)	(1.08)	(0.94)	15.67	0.94	71,280	1.30 (7)	1.30	0.49	15
4/1/14 to 3/31/15	16.74	0.09	1.38	1.47	(0.03)	(1.57)	(1.60)	(0.13)	16.61	9.33	74,738	1.28 (15)	1.28	0.54	24
4/1/13 to 3/31/14	13.91	0.04	2.84	2.88	(0.05)	—	(0.05)	2.83	16.74	20.78	137,496	1.32 (15)	1.32	0.24	24
Class C
10/1/18 to 3/31/19(6)	$18.96	0.02	(1.90)	(1.88)	—	(0.19)	(0.19)	(2.07)	$16.89	(9.84) %	$ 16,323	1.97% (7)	1.97%	0.28%	5%
10/1/17 to 9/30/18	18.08	(0.03)	1.20	1.17	—	(0.29)	(0.29)	0.88	18.96	6.54	29,922	1.97 (7)	1.97	(0.14)	6
4/1/17 to 9/30/17(8)	17.35	(0.04)	1.42	1.38	—	(0.65)	(0.65)	0.73	18.08	8.17	29,795	2.06 (7)	2.06	(0.45)	10
4/1/16 to 3/31/17	15.45	0.10	3.11	3.21	(0.13)	(1.18)	(1.31)	1.90	17.35	21.95	29,416	2.07 (7)(10)	2.07	0.65	22
4/1/15 to 3/31/16	16.41	(0.04)	0.06	0.02	—	(0.98)	(0.98)	(0.96)	15.45	0.17	23,602	2.05 (7)	2.05	(0.26)	15
4/1/14 to 3/31/15	16.65	(0.02)	1.35	1.33	—	(1.57)	(1.57)	(0.24)	16.41	8.49	25,634	2.03 (15)	2.03	(0.12)	24
4/1/13 to 3/31/14	13.89	(0.08)	2.84	2.76	—	—	—	2.76	16.65	19.87	27,132	2.07 (15)	2.07	(0.52)	24
Class I
10/1/18 to 3/31/19(6)	$19.49	0.11	(1.97)	(1.86)	(0.21)	(0.19)	(0.40)	(2.26)	$17.23	(9.41) %	$ 467,390	0.99% (7)	0.99%	1.31%	5%
10/1/17 to 9/30/18	18.41	0.16	1.23	1.39	(0.02)	(0.29)	(0.31)	1.08	19.49	7.62	475,103	0.99 (7)	0.99	0.84	6
4/1/17 to 9/30/17(8)	17.62	0.05	1.43	1.48	(0.04)	(0.65)	(0.69)	0.79	18.41	8.72	300,259	1.07 (7)	1.07	0.55	10
4/1/16 to 3/31/17	15.69	0.26	3.17	3.43	(0.32)	(1.18)	(1.50)	1.93	17.62	23.20	242,661	1.07 (7)(10)	1.07	1.63	22
4/1/15 to 3/31/16	16.64	0.11	0.07	0.18	(0.15)	(0.98)	(1.13)	(0.95)	15.69	1.17	144,487	1.05 (7)	1.05	0.74	15
4/1/14 to 3/31/15	16.77	0.16	1.35	1.51	(0.07)	(1.57)	(1.64)	(0.13)	16.64	9.59	163,082	1.03 (15)	1.03	0.97	24
4/1/13 to 3/31/14	13.92	0.08	2.84	2.92	(0.07)	—	(0.07)	2.85	16.77	21.06	104,149	1.07 (15)	1.07	0.49	24
Class R6
10/1/18 to 3/31/19(6)	$19.51	0.11	(1.97)	(1.86)	(0.22)	(0.19)	(0.41)	(2.27)	$17.24	(9.36) %	$ 10,961	0.89% (7)	0.89%	1.25%	5%
10/1/17 to 9/30/18	18.42	0.18	1.22	1.40	(0.02)	(0.29)	(0.31)	1.09	19.51	7.69	21,746	0.90 (7)	0.90	0.96	6
4/1/17 to 9/30/17(8)	17.63	0.05	1.44	1.49	(0.05)	(0.65)	(0.70)	0.79	18.42	8.78	10,165	0.99 (7)	0.99	0.52	10
11/3/16 (12) to 3/31/17	14.90	0.05	3.15	3.20	(0.22)	(0.25)	(0.47)	2.73	17.63	21.58	122	0.98 (7)	0.98	0.68	22 (14)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

KAR Small-Mid Cap Core Fund
Class A
10/1/18 to 3/31/19(6)	$10.79	(0.01)	(0.22)	(0.23)	—	(0.12)	(0.12)	(0.35)	$10.44	(1.92) %	$ 626	1.30%	3.12%	(0.23) %	7%
3/7/18 (12) to 9/30/18	10.00	(0.02)	0.81	0.79	—	—	—	0.79	10.79	7.90	158	1.30	5.84	(0.38)	16 (14)
Class C
10/1/18 to 3/31/19(6)	$10.75	(0.05)	(0.23)	(0.28)	—	(0.12)	(0.12)	(0.40)	$10.35	(2.40) %	$ 458	2.05%	3.84%	(1.08) %	7%
3/7/18 (12) to 9/30/18	10.00	(0.07)	0.82	0.75	—	—	—	0.75	10.75	7.50	135	2.05	6.48	(1.14)	16 (14)
Class I
10/1/18 to 3/31/19(6)	$10.81	— (11)	(0.23)	(0.23)	(0.01)	(0.12)	(0.13)	(0.36)	$10.45	(1.91) %	$ 4,348	1.05%	2.85%	(0.02) %	7%
3/7/18 (12) to 9/30/18	10.00	(0.01)	0.82	0.81	—	—	—	0.81	10.81	8.10	214	1.05	5.74	(0.13)	16 (14)
Class R6
10/1/18 to 3/31/19(6)	$10.81	— (11)	(0.22)	(0.22)	(0.01)	(0.12)	(0.13)	(0.35)	$10.46	(1.81) %	$ 2,824	0.97%	2.86%	0.09%	7%
3/7/18 (12) to 9/30/18	10.00	(—) (11)	0.81	0.81	—	—	—	0.81	10.81	8.10	2,919	0.97	5.20	(0.07)	16 (14)

Rampart Enhanced Core Equity Fund
Class A
10/1/18 to 3/31/19(6)	$21.05	0.08	(1.11)	(1.03)	(0.21)	—	(0.21)	(1.24)	$19.81	(4.75) %	$ 119,546	1.20%	1.34%	0.88%	16%
10/1/17 to 9/30/18	20.26	0.14	2.02	2.16	(0.06)	(1.31)	(1.37)	0.79	21.05	10.84	118,904	1.20	1.31	0.71	24
4/1/17 to 9/30/17(8)	20.27	0.06	1.72	1.78	(0.06)	(1.73)	(1.79)	(0.01)	20.26	9.26	120,445	1.23 (13)	1.39	0.63	110
4/1/16 to 3/31/17	18.14	0.15	2.68	2.83	(0.22)	(0.48)	(0.70)	2.13	20.27	15.85 (9)	113,442	1.26 (9)(10)	1.40	0.81	496
4/1/15 to 3/31/16	20.97	0.14	0.56	0.70	(0.15)	(3.38)	(3.53)	(2.83)	18.14	4.02	101,113	1.25	1.38	0.74	312
4/1/14 to 3/31/15	21.94	0.17	1.84	2.01	(0.08)	(2.90)	(2.98)	(0.97)	20.97	9.75	116,725	1.25	1.36	0.82	345
4/1/13 to 3/31/14	19.51	0.14	4.02	4.16	(0.10)	(1.63)	(1.73)	2.43	21.94	21.84	111,074	1.25	1.39	0.66	283
Class C
10/1/18 to 3/31/19(6)	$18.71	0.01	(0.99)	(0.98)	(0.03)	—	(0.03)	(1.01)	$17.70	(5.19) %	$ 9,422	1.95%	2.10%	0.10%	16%
10/1/17 to 9/30/18	18.23	(0.01)	1.80	1.79	—	(1.31)	(1.31)	0.48	18.71	10.00	30,576	1.95	2.06	(0.03)	24
4/1/17 to 9/30/17(8)	18.44	(0.02)	1.56	1.54	(0.02)	(1.73)	(1.75)	(0.21)	18.23	8.85	32,710	1.98 (13)	2.15	(0.17)	110
4/1/16 to 3/31/17	16.48	0.01	2.44	2.45	(0.01)	(0.48)	(0.49)	1.96	18.44	15.01 (9)	37,269	2.00 (9)(10)	2.15	0.04	496
4/1/15 to 3/31/16	19.42	— (11)	0.51	0.51	(0.07)	(3.38)	(3.45)	(2.94)	16.48	3.27	36,236	2.00	2.13	0.01	312
4/1/14 to 3/31/15	20.60	0.01	1.72	1.73	(0.01)	(2.90)	(2.91)	(1.18)	19.42	8.91	37,312	2.00	2.12	0.06	345
4/1/13 to 3/31/14	18.46	(0.02)	3.81	3.79	(0.02)	(1.63)	(1.65)	2.14	20.60	20.93	27,930	2.00	2.14	(0.09)	283
Class I
10/1/18 to 3/31/19(6)	$21.03	0.11	(1.12)	(1.01)	(0.26)	—	(0.26)	(1.27)	$19.76	(4.63) %	$ 10,952	0.95%	1.11%	1.12%	16%
10/1/17 to 9/30/18	20.22	0.19	2.01	2.20	(0.08)	(1.31)	(1.39)	0.81	21.03	11.10	15,028	0.95	1.08	0.92	24
4/1/17 to 9/30/17(8)	20.22	0.09	1.71	1.80	(0.07)	(1.73)	(1.80)	(—)	20.22	9.41	32,485	0.98 (13)	1.15	0.91	110
4/1/16 to 3/31/17	18.13	0.21	2.66	2.87	(0.30)	(0.48)	(0.78)	2.09	20.22	16.16 (9)	21,011	1.01 (9)(10)	1.15	1.13	496
4/1/15 to 3/31/16	20.96	0.21	0.53	0.74	(0.19)	(3.38)	(3.57)	(2.83)	18.13	4.25	11,991	1.00	1.13	1.13	312
4/1/14 to 3/31/15	21.90	0.22	1.85	2.07	(0.11)	(2.90)	(3.01)	(0.94)	20.96	10.06	8,969	1.00	1.11	1.05	345
4/1/13 to 3/31/14	19.48	0.19	4.01	4.20	(0.15)	(1.63)	(1.78)	2.42	21.90	22.12	11,291	1.00	1.14	0.90	283
Class R6
10/1/18 to 3/31/19(6)	$21.03	0.10	(1.11)	(1.01)	(0.30)	—	(0.30)	(1.31)	$19.72	(4.62) %	$ 945	0.91%	1.03%	1.01%	16%
1/30/18 (12) to 9/30/18	20.70	0.15	0.18	0.33	—	—	—	0.33	21.03	1.59	4,999	0.91	1.00	1.16	24 (14)

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Each Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	The Fund is currently under its expense limitation.
(8)	The Fund changed its fiscal year end to September 30 during the period.
(9)	State Street Bank & Trust, custodian for some of the Funds through January 29, 2010, reimbursed the Funds for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) as follows:
KAR Capital Growth Fund 0.06% (Class A), 0.05% (Class C), 0.06% (Class I)
KAR Mid-Cap Growth Fund 0.05% (Class A), 0.05% (Class C), 0.05% (Class I)
KAR Small-Cap Core Fund amounts are less than 0.005% for Classes A, C, I, and R6, respectively
KAR Small-Cap Growth Fund amounts are less than 0.005% for Classes A, C, and I, respectively
Rampart Enhanced Core Equity Fund amounts are less than 0.005% for Classes A, C, and I, respectively
Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return as follows:
KAR Capital Growth Fund 0.06% (Class A), 0.06% (Class C), 0.06% (Class I)
KAR Mid-Cap Growth Fund 0.05% (Class A), 0.05% (Class C), 0.05% (Class I)
KAR Small-Cap Core Fund amounts are less than 0.005% for Classes A, C, I, and R6, respectively
KAR Small-Cap Growth Fund amounts are less than 0.005% for Classes A, C, and I, respectively
Rampart Enhanced Core Equity Fund amounts are less than 0.005% for Classes A, C, and I, respectively

(10)	Net expense ratio includes extraordinary proxy expenses.
(11)	Amount is less than $0.005 per share.
(12)	Inception date.
(13)	Represents a blended ratio.
(14)	Portfolio turnover is representative of the Fund for the entire period.
(15)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously waived.
See Notes to Financial Statements.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2019
Note 1. Organization
Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 10 diversified funds of the Trust are offered for sale, of which 9 (each a “Fund” or collectively, the “Funds”) are reported in this semiannual report.
The Funds have the following investment objectives:
Fund	Investment objective(s)
KAR Capital Growth Fund	Long-term capital growth.
KAR Global Quality Dividend Fund	Total return, consisting of both capital appreciation and current income.
KAR Mid-Cap Core Fund	Long-term capital appreciation.
KAR Mid-Cap Growth Fund	Capital appreciation.
KAR Small-Cap Core Fund	Long-term capital appreciation, with dividend income a secondary consideration.
KAR Small-Cap Growth Fund	Long-term capital appreciation.
KAR Small-Cap Value Fund	Long-term capital appreciation.
KAR Small-Mid Cap Core Fund	Long-term capital appreciation, with dividend income a secondary consideration.
Rampart Enhanced Core Equity Fund	Capital appreciation and current income.
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares, and Class I shares. All Funds with the exception of KAR Global Quality Dividend Fund offer class R6 shares.
Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Effective January 1, 2019, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares ten years after the purchase date. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457 plans, profit-sharing plans, money purchase pension plans, and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the Funds. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Low balance account fees” in each Fund’s Statements of Operations for the period, as applicable. The net expense ratio disclosed in the Financial Highlights includes a waiver of such low balance account fees.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Fund’s Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2019, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2015 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Regulation S-X
In August 2018, the SEC adopted amendments to Regulation S-X which are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the information provided to investors. The amendments include eliminating the requirement to: separately state book basis components of net assets on the Statement of Assets & Liabilities; separately state the sources of distributions paid (except tax return of capital distributions must still be separately disclosed) on the Statements of Changes in Net Assets; and state the book basis amount of undistributed net investment income on the Statements of Changes in Net Assets. Certain prior year amounts have been reclassified for consistency with the current year presentation (see footnotes on Statements of Changes in Net Assets for separate disclosure). These reclassifications have no effect on total net assets, total distributions, the statement of operations, financial highlights, net asset value or total return.
H.	Securities Lending
($ reported in thousands)
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral. At March 31, 2019, the following Funds had securities on loan:

	Market Value	Cash Collateral
KAR Global Quality Dividend Fund	$ 1,052	$ 1,086
Note 3. Derivative Financial Instruments
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Options Contracts
($ reported in thousands)
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. Certain Funds may purchase or write both put and call options on portfolio securities for hedging purposes or to facilitate the rapid implementation of investment strategies if the Fund anticipates a significant market or sector advance. A Fund doing so is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in unaffiliated securities at value” in the Statements of Assets and Liabilities. Written options written are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) from investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statements of Operations.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) from investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the referenced security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the referenced security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.
The Rampart Enhanced Core Equity Fund invested in written covered call options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.
The following is a summary of the Rampart Enhanced Core Equity Fund’s derivative instrument holdings categorized by primary risk exposure (equity contracts) in the financial statements as of March 31, 2019:
Statements of Assets and Liabilities
Rampart Enhanced Core Equity Fund
Assets: Purchased options at value	$ 127 (1)
Liabilities: Written Options at value	(300)
Net asset (liability) balance	$ (173)

Statements of Operations
Rampart Enhanced Core Equity Fund
Net realized gain (loss) from purchased options	$ (2,127)(2)
Net realized gain (loss) from written options	(2,131)
Net change in unrealized appreciation (depreciation) from purchased options	11 (3)
Net change in unrealized appreciation (depreciation) from written options	(65)
Total net realized and unrealized gain (loss) on purchased and written options	$ (4,312)

(1) Amount included in Investment in securities at value.
(2) Amount included in Net realized gain (loss) from investments.
(3) Amount included in Net change in unrealized appreciation (depreciation) from investments.
For the period ended March 31, 2019, the average daily premiums paid by the Rampart Enhanced Core Equity Fund for purchased options were $332 and the average daily premiums received for written options by the Rampart Enhanced Core Equity Fund were $617.
Note 4.  Investment Advisory Fees and Related Party Transactions
A.	Investment Adviser
($ reported in thousands)
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser(s).
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

KAR Small-Cap Core Fund	0.75%
KAR Small-Cap Value Fund	0.70

	First $400 Million	$400+ Million through $1 Billion	$1+ Billion
KAR Small-Cap Growth Fund	0.90%	0.85%	0.80%

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
	First $500 Million	Over $500 Million
KAR Mid-Cap Growth Fund	0.80%	0.70%

	First $1 Billion	$1+ Billion
KAR Small-Mid Cap Core Fund	0.75%	0.70%

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
KAR Capital Growth Fund	0.70%	0.65%	0.60%
KAR Global Quality Dividend Fund	0.75	0.70	0.65
KAR Mid-Cap Core Fund	0.80	0.75	0.70
Rampart Enhanced Core Equity Fund	0.75	0.70	0.65
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. Each subadviser is an indirect, wholly owned subsidiary of Virtus. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:
Fund	Subadviser
KAR Capital Growth Fund	KAR (1)
KAR Global Quality Dividend Fund	KAR (1)
KAR Mid-Cap Core Fund	KAR (1)
KAR Mid-Cap Growth Fund	KAR (1)
KAR Small-Cap Core Fund	KAR (1)
KAR Small-Cap Growth Fund	KAR (1)
KAR Small-Cap Value Fund	KAR (1)
KAR Small-Mid Cap Core Fund	KAR (1)
Rampart Enhanced Core Equity Fund	Rampart (2)
(1)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”).
(2)	Rampart Investment Management Company, LLC (“Rampart”).
C.	Expense Limits and Fee Waivers
The Adviser has contractually agreed to limit certain Funds’ total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any), so that such expenses do not exceed on an annualized basis, the following respective percentages of average annual daily net assets through January 31, 2020. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
KAR Capital Growth Fund	1.47%‡	2.22% ‡	1.22% ‡	0.78%
KAR Global Quality Dividend Fund	1.35	2.10	1.10	N/A
KAR Mid-Cap Core Fund	1.20	1.95	0.95	0.87
KAR Mid-Cap Growth Fund	1.40 ‡	2.15 ‡	1.15 ‡	0.90
KAR Small-Cap Growth Fund	1.50 ‡	2.25 ‡	1.25 ‡	1.18 ‡
KAR Small-Cap Value Fund	1.42 ‡	2.17 ‡	1.17 ‡	1.06 ‡
KAR Small-Mid Cap Core Fund	1.30	2.05	1.05	0.97
Rampart Enhanced Core Equity Fund	1.20	1.95	0.95	0.91
‡	Each share class is currently below its expense cap.
D.	Expense Recapture
($ reported in thousands)
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
	Expiration
Fund	2019	2020	2021	2022	Total
KAR Capital Growth Fund
Class R6	$ —	$ —	$ 5	$ 1	$ 6
KAR Global Quality Dividend Fund
Class A	34	70	55	28	187
Class C	5	11	9	4	29
Class I	4	11	10	7	32
KAR Mid-Cap Core Fund
Class A	39	62	55	27	183
Class C	12	39	45	24	120
Class I	20	133	200	151	504
Class R6	—	—	1	2	3
KAR Mid-Cap Growth Fund
Class A	50	70	5	—	125
Class C	3	5	2	— (1)	10
Class I	—	—	—	3	3
Class R6	—	—	— (1)	— (1)	— (1)
KAR Small-Mid Cap Core Fund
Class A	—	—	3	3	6
Class C	—	—	3	3	6
Class I	—	—	3	16	19
Class R6	—	—	66	25	91
Rampart Enhanced Core Equity Fund
Class A	72	159	133	79	443
Class C	27	51	34	15	127
Class I	13	34	30	10	87
Class R6	—	—	3	1	4
(1)	Amount is less than $500.
During the period ended March 31, 2019, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class C	Class I	Class R6	Total
KAR Capital Growth Fund	$ —	$—	$—	$— (1)	$ —(1)
KAR Mid-Cap Growth Fund	29	1	5	—	35
Rampart Enhanced Core Equity Fund	—	—	—	— (1)	— (1)
(1)	Amount is less than $500.
E.	Distributor
($ reported in thousands)
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended March 31, 2019, it retained net commissions of $127 for Class A shares and CDSC of $66, and $110 for Class A shares, and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
($ reported in thousands)
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended March 31, 2019, the Funds incurred administration fees totaling $3,573 which are included in the Statements of Operations within the line item “Administration and accounting fees”. The fees are calculated daily and paid monthly.
For the period ended March 31, 2019, the Funds incurred transfer agent fees totaling $5,121 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses” and “Sub-transfer agent fees and expenses.” A portion of these fees was paid to outside entities that also provide services to the Funds. The fees are calculated daily and paid monthly.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
G.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” on the Statements of Assets and Liabilities at March 31, 2019.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding short-term securities and written options) during the period ended March 31, 2019, were as follows:
	Purchases	Sales
KAR Capital Growth Fund	$ 33,862	$ 69,049
KAR Global Quality Dividend Fund	7,330	7,846
KAR Mid-Cap Core Fund	138,286	38,769
KAR Mid-Cap Growth Fund	77,727	26,212
KAR Small-Cap Core Fund	48,999	104,040
KAR Small-Cap Growth Fund	565,294	535,432
KAR Small-Cap Value Fund	72,264	25,563
KAR Small-Mid Cap Core Fund	4,656	371
Rampart Enhanced Core Equity Fund	23,156	43,945
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended March 31, 2019.
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	KAR Capital Growth Fund
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	494	$ 7,232	1,378	$ 23,273
Reinvestment of distributions	2,881	39,213	1,328	21,555
Shares repurchased and cross class conversions	(1,741)	(26,527)	(2,647)	(46,032)
Net Increase / (Decrease)	1,634	$ 19,918	59	$ (1,204)
Class C
Shares sold and cross class conversions	73	$ 876	102	$ 1,388
Reinvestment of distributions	140	1,443	64	817
Shares repurchased and cross class conversions	(405)	(4,474)	(250)	(3,406)
Net Increase / (Decrease)	(192)	$ (2,155)	(84)	$ (1,201)
Class I
Shares sold and cross class conversions	144	$ 2,285	661	$ 11,483
Reinvestment of distributions	92	1,303	35	585
Shares repurchased and cross class conversions	(147)	(2,377)	(542)	(9,870)
Net Increase / (Decrease)	89	$ 1,211	154	$ 2,198

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
	KAR Capital Growth Fund
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	—	$ —	432	$ 7,839
Shares repurchased and cross class conversions	(334)	(5,834)	(93)	(1,705)
Net Increase / (Decrease)	(334)	$ (5,834)	339	$ 6,134

	KAR Global Quality Dividend Fund
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	232	$ 3,069	43	$ 642
Reinvestment of distributions	183	2,343	328	4,834
Shares repurchased and cross class conversions	(147)	(2,016)	(1,340)	(19,402)
Net Increase / (Decrease)	268	$ 3,396	(969)	$ (13,926)
Class C
Shares sold and cross class conversions	40	$ 504	32	$ 473
Reinvestment of distributions	33	403	43	618
Shares repurchased and cross class conversions	(161)	(2,052)	(108)	(1,557)
Net Increase / (Decrease)	(88)	$ (1,145)	(33)	$ (466)
Class I
Shares sold and cross class conversions	79	$ 1,063	192	$ 3,075
Reinvestment of distributions	38	486	40	588
Shares repurchased and cross class conversions	(40)	(550)	(312)	(4,953)
Net Increase / (Decrease)	77	$ 999	(80)	$ (1,290)

	KAR Mid-Cap Core Fund
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	347	$ 10,631	327	$ 10,445
Reinvestment of distributions	8	241	—	—
Shares repurchased and cross class conversions	(163)	(5,012)	(283)	(8,834)
Net Increase / (Decrease)	192	$ 5,860	44	$ 1,611

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
	KAR Mid-Cap Core Fund
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold and cross class conversions	380	$ 10,862	415	$ 12,383
Reinvestment of distributions	9	234	—	—
Shares repurchased and cross class conversions	(202)	(5,771)	(122)	(3,610)
Net Increase / (Decrease)	187	$ 5,325	293	$ 8,773
Class I
Shares sold and cross class conversions	4,512	$ 139,765	3,336	$ 107,740
Reinvestment of distributions	47	1,376	—	—
Shares repurchased and cross class conversions	(1,743)	(53,966)	(911)	(29,145)
Net Increase / (Decrease)	2,816	$ 87,175	2,425	$ 78,595
Class R6
Shares sold and cross class conversions	37	$ 1,120	72	$ 2,337
Reinvestment of distributions	1	17	—	—
Shares repurchased and cross class conversions	(4)	(99)	— (1)	(2)
Net Increase / (Decrease)	34	$ 1,038	72	$ 2,335
(1)	Amount is less than 500 shares.

	KAR Mid-Cap Growth Fund
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	798	$ 26,026	849	$ 28,504
Reinvestment of distributions	70	2,054	157	4,354
Shares repurchased and cross class conversions	(731)	(23,365)	(370)	(11,905)
Net Increase / (Decrease)	137	$ 4,715	636	$ 20,953
Class C
Shares sold and cross class conversions	350	$ 9,148	289	$ 7,739
Reinvestment of distributions	15	347	15	333
Shares repurchased and cross class conversions	(119)	(2,920)	(80)	(2,061)
Net Increase / (Decrease)	246	$ 6,575	224	$ 6,011

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
	KAR Mid-Cap Growth Fund
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	2,288	$ 76,912	1,722	$ 58,119
Reinvestment of distributions	37	1,127	8	227
Shares repurchased and cross class conversions	(918)	(30,078)	(336)	(11,370)
Net Increase / (Decrease)	1,407	$ 47,961	1,394	$ 46,976
Class R6
Shares sold and cross class conversions	5	$ 192	6	$ 194
Reinvestment of distributions	— (1)	1	—	—
Shares repurchased and cross class conversions	(1)	(51)	(3)	(98)
Net Increase / (Decrease)	4	$ 142	3	$ 96
(1)	Amount is less than 500 shares.

	KAR Small-Cap Core Fund
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	414	$ 13,104	3,611	$ 118,346
Reinvestment of distributions	141	4,157	4	131
Shares repurchased and cross class conversions	(1,264)	(40,619)	(2,134)	(71,685)
Net Increase / (Decrease)	(709)	$ (23,358)	1,481	$ 46,792
Class C
Shares sold and cross class conversions	150	$ 4,057	2,174	$ 61,092
Reinvestment of distributions	198	4,888	4	108
Shares repurchased and cross class conversions	(757)	(19,907)	(455)	(12,785)
Net Increase / (Decrease)	(409)	$ (10,962)	1,723	$ 48,415
Class I
Shares sold and cross class conversions	4,330	$ 145,846	24,195	$ 841,974
Reinvestment of distributions	1,102	34,246	21	670
Shares repurchased and cross class conversions	(8,281)	(275,256)	(7,283)	(256,833)
Net Increase / (Decrease)	(2,849)	$ (95,164)	16,933	$ 585,811

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
	KAR Small-Cap Core Fund
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	350	$ 11,650	1,215	$ 42,276
Reinvestment of distributions	96	2,985	2	71
Shares repurchased and cross class conversions	(275)	(9,476)	(359)	(12,776)
Net Increase / (Decrease)	171	$ 5,159	858	$ 29,571

	KAR Small-Cap Growth Fund
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	2,954	$ 93,325	22,652	$ 719,261
Reinvestment of distributions	477	14,072	—	—
Shares repurchased and cross class conversions	(8,590)	(267,835)	(7,176)	(228,410)
Net Increase / (Decrease)	(5,159)	$ (160,438)	15,476	$ 490,851
Class C
Shares sold and cross class conversions	471	$ 13,454	6,780	$ 192,680
Reinvestment of distributions	242	6,416	—	—
Shares repurchased and cross class conversions	(1,286)	(35,950)	(867)	(24,272)
Net Increase / (Decrease)	(573)	$ (16,080)	5,913	$ 168,408
Class I
Shares sold and cross class conversions	14,962	$ 481,011	97,746	$ 3,117,032
Reinvestment of distributions	2,195	66,057	—	—
Shares repurchased and cross class conversions	(33,467)	(1,060,253)	(19,336)	(613,754)
Net Increase / (Decrease)	(16,310)	$ (513,185)	78,410	$ 2,503,278
Class R6
Shares sold and cross class conversions	664	$ 20,739	501	$ 16,067
Reinvestment of distributions	7	224	—	—
Shares repurchased and cross class conversions	(277)	(8,927)	(98)	(3,328)
Net Increase / (Decrease)	394	$ 12,036	403	$ 12,739

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
	KAR Small-Cap Value Fund
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	914	$ 15,130	779	$ 14,625
Reinvestment of distributions	81	1,293	68	1,277
Shares repurchased and cross class conversions	(776)	(13,267)	(1,312)	(24,752)
Net Increase / (Decrease)	219	$ 3,156	(465)	$ (8,850)
Class C
Shares sold and cross class conversions	248	$ 4,020	199	$ 3,681
Reinvestment of distributions	19	293	25	464
Shares repurchased and cross class conversions	(878)	(14,282)	(294)	(5,395)
Net Increase / (Decrease)	(611)	$ (9,969)	(70)	$ (1,250)
Class I
Shares sold and cross class conversions	8,192	$ 139,678	13,481	$ 255,552
Reinvestment of distributions	601	9,562	284	5,358
Shares repurchased and cross class conversions	(6,037)	(101,983)	(5,698)	(108,227)
Net Increase / (Decrease)	2,756	$ 47,257	8,067	$ 152,683
Class R6
Shares sold and cross class conversions	74	$ 1,283	763	$ 14,317
Reinvestment of distributions	20	322	13	236
Shares repurchased and cross class conversions	(572)	(10,111)	(213)	(4,046)
Net Increase / (Decrease)	(478)	$ (8,506)	563	$ 10,507

	KAR Small-Mid Cap Core Fund
	Six Months Ended March 31, 2019 (Unaudited)		From inception March 7, 2018 to September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	49	$ 482	15	$ 155
Reinvestment of distributions	— (1)	3	—	—
Shares repurchased and cross class conversions	(4)	(35)	(1)	(6)
Net Increase / (Decrease)	45	$ 450	14	$ 149
Class C
Shares sold and cross class conversions	33	$ 292	13	$ 128
Reinvestment of distributions	— (1)	1	—	—
Shares repurchased and cross class conversions	(2)	(8)	—	—
Net Increase / (Decrease)	31	$ 285	13	$ 128

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
	KAR Small-Mid Cap Core Fund
	Six Months Ended March 31, 2019 (Unaudited)		From inception March 7, 2018 to September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	416	$ 4,099	24	$ —
Reinvestment of distributions	2	15	—	—
Shares repurchased and cross class conversions	(22)	(215)	(4)	—
Net Increase / (Decrease)	396	$ 3,899	20	$ —
Class R6
Shares sold and cross class conversions	—	$ —	270	$ 2,700
Net Increase / (Decrease)	—	$ —	270	$ 2,700
(1)	Amount is less than 500 shares.

	Rampart Enhanced Core Equity Fund
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	959	$ 17,543	236	$ 4,803
Reinvestment of distributions	60	1,048	362	7,382
Shares repurchased and cross class conversions	(633)	(11,783)	(894)	(17,545)
Net Increase / (Decrease)	386	$ 6,808	(296)	$ (5,360)
Class C
Shares sold and cross class conversions	12	$ 197	98	$ 1,752
Reinvestment of distributions	3	52	119	2,172
Shares repurchased and cross class conversions	(1,117)	(18,227)	(378)	(6,755)
Net Increase / (Decrease)	(1,102)	$ (17,978)	(161)	$ (2,831)
Class I
Shares sold and cross class conversions	28	$ 538	241	$ 4,877
Reinvestment of distributions	9	152	104	2,108
Shares repurchased and cross class conversions	(198)	(3,653)	(1,237)	(24,611)
Net Increase / (Decrease)	(161)	$ (2,963)	(892)	$ (17,626)
Class R6
Shares sold and cross class conversions	3	$ 62	440	$ 9,076
Reinvestment of distributions	1	22	—	—
Shares repurchased and cross class conversions	(194)	(3,820)	(202)	(3,755)
Net Increase / (Decrease)	(190)	$ (3,736)	238	$ 5,321

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the Statements of changes in net assets. For the period ended March 31, 2019, the Funds had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Class I Shares	Class A Shares	Class C Shares	Class I Shares	Value
KAR Capital Growth Fund	35	303	34	256	—	42	$ 4,417
KAR Global Quality Dividend Fund	6	112	—	108	—	7	1,498
KAR Mid-Cap Core Fund	5	57	— (1)	31	—	27	1,846
KAR Mid-Cap Growth Fund	36	69	1	52	—	38	2,919
KAR Small-Cap Core Fund	193	296	26	131	— (1)	316	15,205
KAR Small-Cap Growth Fund	671	404	58	261	1	816	33,969
KAR Small-Cap Value Fund	40	686	42	700	—	51	12,521
Rampart Enhanced Core Equity Fund	10	939	— (1)	840	—	12	15,444
(1)	Amount is less than 500 shares.
Note 7. 10% Shareholders
As of March 31, 2019, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
KAR Mid-Cap Core Fund	36%	2
KAR Mid-Cap Growth Fund	10	1
KAR Small-Cap Core Fund	25	2
KAR Small-Cap Growth Fund	25	2
KAR Small-Cap Value Fund	50	2
KAR Small-Mid Cap Core Fund	80	3 *
*	Includes affiliated shareholder account(s).
Note 8. Credit Risk and Asset Concentration
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At March 31, 2019, the following Funds held securities issued by various companies in specific sectors as detailed below:
Fund	Sector	Percentage of Total Investments
KAR Capital Growth Fund	Consumer Discretionary	27%
KAR Capital Growth Fund	Information Technology	26
KAR Mid-Cap Core Fund	Industrials	30
KAR Mid-Cap Growth Fund	Information Technology	33
KAR Small-Cap Core Fund	Industrials	33
KAR Small-Cap Growth Fund	Communication Services	26
KAR Small-Mid Cap Core Fund	Industrials	30
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
Note 10. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category.
Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
The following Funds held securities considered to be restricted at March 31, 2019:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
KAR Capital Growth Fund	BDC Payments Holdings, Inc.	12/21/18	$5,514	$5,514	1.1%
KAR Mid-Cap Growth Fund	BDC Payments Holdings, Inc.	12/21/18	3,500	3,500	1.3
Note 11. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 12, 2020. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The Funds had no outstanding borrowings at any time during the period ended March 31, 2019.
Note 12. Federal Income Tax Information
($ reported in thousands)
At March 31, 2019, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:
Fund	Federal Tax cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KAR Capital Growth Fund	$ 258,356	$ 252,495	$ (1,896)	$ 250,599
KAR Global Quality Dividend Fund	35,027	3,542	(1,378)	2,164
KAR Mid-Cap Core Fund	281,657	50,065	(1,960)	48,105
KAR Mid-Cap Growth Fund	184,220	85,353	(5,820)	79,533
KAR Small-Cap Core Fund	996,801	454,375	(40,908)	413,467
KAR Small-Cap Growth Fund	3,492,457	1,345,927	(98,337)	1,247,590
KAR Small-Cap Value Fund	467,926	114,903	(25,725)	89,178
KAR Small-Mid Cap Core Fund	7,543	686	(119)	567
Rampart Enhanced Core Equity Fund (securities)	116199	27,667	(3,843)	23,824
Rampart Enhanced Core Equity Fund (written options)	(300)	—	—	—
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds’ Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR GLOBAL QUALITY
DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP
GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND AND
VIRTUS RAMPART ENHANCED CORE EQUITY FUND
(each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (UNAUDITED)
The Board of Trustees (the “Board”) of Virtus Equity Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Kayne Anderson Rudnick Investment Management, LLC (“KAR”) with respect to Virtus KAR Capital Growth Fund, Virtus KAR Global Quality Dividend Fund, Virtus KAR Mid-Cap Core Fund, Virtus KAR Mid-Cap Growth Fund, Virtus KAR Small-Cap Core Fund, Virtus KAR Small-Cap Growth Fund and Virtus KAR Small-Cap Value Fund; and among the Trust, VIA and Rampart Investment Management Company, LLC (“Rampart”) with respect to Virtus Rampart Enhanced Core Equity Fund (each of KAR and Rampart, a “Subadviser” and collectively, the “Subadvisers”). At in-person meetings held on October 30, 2018 and November 13-15, 2018 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of the Subadvisers with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services provided to the Funds by VIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR GLOBAL QUALITY
DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP
GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND AND
VIRTUS RAMPART ENHANCED CORE EQUITY FUND
(each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (UNAUDITED) (Continued)
instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Fund’s(s’) investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and each Subadviser’s management of the respective Fund(s) is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s(s’) prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2018.
Virtus KAR Capital Growth Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3- and 5-year periods and outperformed its benchmark for the 1- and 5-year periods. The Board also noted that the Fund underperformed the median of its Performance Universe for the 10-year period and underperformed its benchmark for the 3- and 10-year periods.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR GLOBAL QUALITY
DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP
GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND AND
VIRTUS RAMPART ENHANCED CORE EQUITY FUND
(each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (UNAUDITED) (Continued)
Virtus KAR Global Quality Dividend Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3- and 5-year periods and underperformed its benchmark for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed the median of its Performance Universe for the 10-year period.
Virtus KAR Mid-Cap Core Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3- and 5-year periods.
Virtus KAR Mid-Cap Growth Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods and outperformed its benchmark for the 1-, 3- and 5-year periods. The Board also noted that the Fund underperformed its benchmark for the 10-year period.
Virtus KAR Small-Cap Core Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus KAR Small-Cap Growth Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus KAR Small-Cap Value Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-year period.
Virtus Rampart Enhanced Core Equity Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1- and 10-year periods and outperformed the median of its Performance Universe for the 3- and 5-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10- year periods.
The Board also considered management’s discussion about the reasons for each applicable Fund’s underperformance relative to its peer group or benchmark. With respect to Virtus KAR Global Quality Dividend Fund, the Board also considered that the Fund’s investment strategy had recently changed, so that the performance shown included that of a prior strategy. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, or reasons discussed for underperformance and/or management’s discussion of plans to address the underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s gross management fee and net total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s gross management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that all of the Funds had expense caps in place to limit the total expenses incurred by the Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.
Virtus KAR Capital Growth Fund. The Board considered that the Fund’s gross management fee and net total expenses were above the median of the Expense Group.
Virtus KAR Global Quality Dividend Fund. The Board considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR GLOBAL QUALITY
DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP
GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND AND
VIRTUS RAMPART ENHANCED CORE EQUITY FUND
(each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (UNAUDITED) (Continued)
Virtus KAR Mid-Cap Core Fund. The Board considered that the Fund’s gross management fee was above the median of the Expense Group and net total expenses after waivers were below the median of the Expense Group.
Virtus KAR Mid-Cap Growth Fund. The Board considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
Virtus KAR Small-Cap Core Fund. The Board considered that the Fund’s gross management fee was below the median of the Expense Group and net total expenses were above the median of the Expense Group.
Virtus KAR Small-Cap Growth Fund. The Board considered that the Fund’s gross management fee was below the median of the expense group and net total expenses were above the median of the Expense Group.
Virtus KAR Small-Cap Value Fund. The Board considered that the Fund’s gross management fee and net total expenses were below the median of the Expense Group.
Virtus Rampart Enhanced Core Equity Fund. The Board considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadvisers, the Board noted that, because the Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that expense caps were also in place for the Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current sizes of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size(s) of the Fund(s) managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR GLOBAL QUALITY
DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP
GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND AND
VIRTUS RAMPART ENHANCED CORE EQUITY FUND
(each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (UNAUDITED) (Continued)
Other Factors
The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund(s). Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadvisers, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadvisers also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund(s), other than the fee to be earned under the applicable Agreement(s). There may be certain indirect benefits gained, including to the extent that serving the Fund(s) could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

Virtus KAR Global Quality Dividend Fund,
a series of Virtus Equity Trust
Supplement dated December 31, 2018 to the
Summary and Statutory Prospectuses dated March 6, 2018, as supplemented

Important Notice to Investors
Effective January 1, 2019, the fund’s new primary benchmark is the MSCI World High Dividend Yield Index (net). This change is being made because FTSE Russell, the provider of the fund’s current primary benchmark, the Russell Developed Large Cap Index, will discontinue the calculation and publication of that index on December 31, 2018 and it will no longer be available for performance comparisons.
Additionally, performance of the Global Quality Dividend Linked Benchmark will be that of the MSCI World High Dividend Yield Index beginning January 1, 2019. Performance of the Global Quality Dividend Linked Benchmark between February 1, 2017 and December 31, 2018 is that of the Russell Developed Large Cap Index. Prior to February 1, 2017 performance is that of the Russell 1000® Value Index.

Additional information about the MSCI World High Dividend Yield Index (net):
The MSCI World High Dividend Yield Index is based on the MSCI World Index, its parent index, and includes large- and mid-cap stocks across 23 developed markets countries. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total return basis with net dividends reinvested; it is unmanaged; its returns do not reflect any fees, expenses or sales charges; and it is not available for direct investment.

Investors should retain this supplement with the
Prospectuses for future reference.
VET 8019 KAR GQD Benchmark (12/2018)

THIS PAGE INTENTIONALLY BLANK.

VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8029	05-19

SEMI-ANNUAL REPORT

March 31, 2019
Virtus Tactical Allocation Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive all future shareholder reports in paper free of charge to you. (Please note that the Fund will incur additional expenses when printing and mailing any paper shareholder reports, and Fund expenses pass indirectly to all shareholders.) If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Table of Contents
Virtus Tactical Allocation Fund
(“Tactical Allocation Fund”)
Message to Shareholders	1
Disclosure of Fund Expenses	2
Key Investment Terms	4
Schedule of Investments	6
Statement of Assets and Liabilities	33
Statement of Operations	35
Statements of Changes in Net Assets	36
Financial Highlights	38
Notes to Financial Statements	41
Consideration of Advisory and Subadvisory Agreements by the Board of Trustees	54
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS  INFORMATION
For periods prior to the quarter ending June 30, 2019, the Trust has filed a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available on the SEC’s website at https://www.sec.gov.
Effective June 30, 2019, the Trust will file a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Tactical Allocation Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this semiannual report that reviews the performance of your fund for the six months ended March 31, 2019.
Despite a strong rebound in the first quarter of 2019, many global market indexes remained in negative territory for the six months ended March 31, 2019. During this period, U.S. large-cap stocks, as measured by the S&P 500® Index, decreased 1.72%, while small-cap stocks fell even further, decreasing 8.56%, as measured by the Russell 2000® Index. Within international equities, emerging markets produced positive returns, with the MSCI Emerging Markets Index (net) up 1.71%, while developed markets, as measured by the MSCI EAFE® Index (net), fell 3.81%.
In fixed income markets, the yield on the 10-year Treasury was at 2.41% at March 31, 2019, down from 3.05% at September 30, 2018. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, was up 4.63% for the six months. Non-investment grade bonds also produced positive returns during the period, up 2.39%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
These last few months of market uncertainty serve as a reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, international, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.
On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 800-243-1574. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
May 2019
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.
1

TACTICAL ALLOCATION FUND
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2018 TO March 31, 2019
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Tactical Allocation Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 996.90	1.12%	$ 5.58
Class C	1,000.00	993.30	1.91	9.49
Class I**	1,000.00	1,079.00	0.86	1.47

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
**	January 31, 2019, is the date the Class started accruing expenses. Expenses are equal to the Fund Class’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (60) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.
2

TACTICAL ALLOCATION FUND
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2018 TO March 31, 2019
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.
	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,019.35	1.12%	$ 5.64
Class C	1,000.00	1,015.41	1.91	9.60
Class I	1,000.00	1,020.64	0.86	4.33

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
3

TACTICAL ALLOCATION FUND
KEY INVESTMENT TERMS (Unaudited)
March 31, 2019
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Funds (“ETFs”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 Branches, and all national and state banks that are part of the system.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
4

TACTICAL ALLOCATION FUND
KEY INVESTMENT TERMS (Unaudited) (Continued) March 31, 2019
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).
5

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
Asset Allocations
The following table presents the asset allocations within certain sectors as a percentage of total investments as of March 31, 2019.
Common Stocks		61%
Information Technology	14%
Consumer Discretionary	14
Communication Services	8
All other Common Stocks	25
Corporate Bonds And Notes		17
Financials	6
Energy	2
All other Corporate Bonds And Notes	9
Mortgage-Backed Securities		8
Asset-Backed Securities		4
U.S. Government Securities		3
Leveraged Loans		3
Other (includes securities lending collateral)		4
Total		100%
	Par Value	Value
U.S. Government Securities—3.4%
U.S. Treasury Bond
2.500%, 2/15/46	$ 7,250	$ 6,834
3.000%, 8/15/48	10,095	10,474
U.S. Treasury Note
1.375%, 4/30/20	500	494
1.625%, 2/15/26	730	698
2.875%, 8/15/28	1,465	1,524
Total U.S. Government Securities (Identified Cost $18,941)		20,024

Municipal Bonds—1.0%
California—0.4%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	1,275	1,979
	Par Value	Value
California—continued
University of California, Series B-A, Taxable 4.428%, 5/15/48	$ 380	$ 399
		2,378

Georgia—0.1%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	600	603
Idaho—0.1%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	450	484

See Notes to Financial Statements.
6

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

New York—0.3%
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-3 5.000%, 8/1/40	$ 1,630	$ 1,911
Virginia—0.1%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	640	646
Total Municipal Bonds (Identified Cost $5,949)		6,022

Foreign Government Securities—1.0%
Argentine Republic
6.875%, 4/22/21	150	137
4.625%, 1/11/23	1,020	835
6.875%, 1/26/27	155	125
Series NY 8.280%, 12/31/33	58	48
Bolivarian Republic of Venezuela
7.650%, 4/21/25(1)(2)	320	92
9.375%, 1/13/34(1)	130	42
RegS 8.250%, 10/13/24(1)(2)	40	12
Dominican Republic
144A 6.875%, 1/29/26(3)	100	110
144A 5.950%, 1/25/27(3)	565	593
144A 6.000%, 7/19/28(3)	150	157
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	200	214
Republic of Indonesia 144A 8.500%, 10/12/35(3)	815	1,160
Republic of Ivory Coast 144A 6.375%, 3/3/28(3)	200	195
Republic of Saudi 144A 4.375%, 4/16/29(3)	630	656
	Par Value	Value

Republic of South Africa Series 2023 7.750%, 2/28/23	1,400 ZAR	$ 97
Republic of Turkey 6.000%, 3/25/27	$ 525	480
Sultanate of Oman
144A 5.375%, 3/8/27(3)	470	437
144A 5.625%, 1/17/28(3)	200	187
Ukraine
144A 7.750%, 9/1/23(3)	120	117
144A 7.750%, 9/1/26(3)	160	150
United Mexican States Series M 6.500%, 6/9/22	1,092 MXN	54
Total Foreign Government Securities (Identified Cost $6,189)		5,898

Mortgage-Backed Securities—7.6%
Agency—0.2%
Federal Home Loan Mortgage Corporation
Pool #A46224 5.000%, 7/1/35	110	120
Pool #A62213 6.000%, 6/1/37	173	196
Federal National Mortgage Association
Pool #776432 4.000%, 7/1/19	—	— (4)
Pool #254549 6.000%, 12/1/32	31	34
Pool #735061 6.000%, 11/1/34	238	262
Pool #880117 5.500%, 4/1/36	4	4
Pool #938574 5.500%, 9/1/36	128	141
Pool #310041 6.500%, 5/1/37	193	222
See Notes to Financial Statements.
7

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #909092 6.000%, 9/1/37	$ 9	$ 10
Pool #972569 5.000%, 3/1/38	143	155
Pool #909175 5.500%, 4/1/38	94	104
Pool #929625 5.500%, 6/1/38	147	161
Pool #909220 6.000%, 8/1/38	67	74
		1,483

Non-Agency—7.4%
Agate Bay Mortgage Trust 2016-3, A5 144A 3.500%, 8/25/46(3)(5)	104	104
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	795	830
2015-SFR1, A 144A 3.467%, 4/17/52(3)	998	1,010
2015-SFR2, C 144A 4.691%, 10/17/52(3)	335	351
Angel Oak Mortgage Trust I LLC
2018-1, A1 144A 3.258%, 4/27/48(3)(5)	245	244
2018-2, A1 144A 3.674%, 7/27/48(3)(5)	963	967
2019-1, A1 144A 3.920%, 11/25/48(3)(5)	838	846
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(3)(5)	219	221
2019-1, A1 144A 3.805%, 1/25/49(3)(5)	265	267
Aventura Mall Trust 2013-AVM, C 144A 3.743%, 12/5/32(3)(5)	580	587
Banc of America Funding Trust
2004-B, 2A1 4.943%, 11/20/34(5)	65	66
	Par Value	Value

Non-Agency—continued
2005-1, 1A1 5.500%, 2/25/35	$ 212	$ 212
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	97	99
Bank of America (Countrywide) Asset-Backed Certificates 2005-1, AF5A 4.939%, 7/25/35(5)	103	106
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 2004-22CB, 1A1 6.000%, 10/25/34	97	102
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust 2004-6, 1A2 4.202%, 5/25/34(5)	313	312
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 2015-200P, A 144A 3.218%, 4/14/33(3)	500	506
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(3)	510	528
2017-SPL5, B1 144A 4.000%, 6/28/57(3)(5)	100	103
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(5)	245	252
Bunker Hill Loan Depositary Trust 2019-1, A1 144A 3.613%, 10/26/48(3)(5)	555	555
See Notes to Financial Statements.
8

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
BX Trust 2018-MCSF, A (1 month LIBOR + 0.577%) 144A 3.060%, 4/15/35(3)(5)	$ 560	$ 551
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(3)	520	534
Citigroup Commercial Mortgage Trust 2019-SST2, A (1 month LIBOR + 0.920%) 144A 3.404%, 12/15/36(3)(5)	675	672
Citigroup Mortgage Loan Trust, Inc.
2015-A, A1 144A 3.500%, 6/25/58(3)(5)	50	50
2018-RP1, A1 144A 3.000%, 9/25/64(3)(5)	1,061	1,051
Cold Storage Trust 2017-ICE3, A (1 month LIBOR + 1.000%) 144A 3.484%, 4/15/36(3)(5)	560	560
Colony Starwood Homes Trust 2016-2A, C (1 month LIBOR + 2.150%) 144A 4.634%, 12/17/33(3)(5)	393	393
COLT Mortgage Loan Trust Funding LLC
2017-1, A3 144A 3.074%, 5/27/47(3)(5)	50	50
2018-1, A1 144A 2.930%, 2/25/48(3)(5)	202	201
2019-1, A1 144A 3.705%, 3/25/49(3)(5)	437	439
CoreVest American Finance Trust
2018-1, A 144A 3.804%, 6/15/51(3)	95	96
2018-2, A 144A 4.026%, 11/15/52(3)	164	168
	Par Value	Value

Non-Agency—continued
Credit Suisse Mortgage Capital Trust 2014-IVR2, A2 144A 3.763%, 4/25/44(3)(5)	$ 41	$ 41
Deephaven Residential Mortgage Trust 2017-1A, A2 144A 2.928%, 12/26/46(3)(5)	76	75
Ellington Financial Mortgage Trust 2018-1, A1FX 144A 4.140%, 10/25/58(3)(5)	330	332
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.382%, 12/15/34(3)(5)	130	129
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(5)	196	196
2018-1, A23 144A 3.500%, 11/25/57(3)(5)	218	217
2018-2, A41 144A 4.500%, 10/25/58(3)(5)	310	316
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(5)	138	140
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(3)	500	496
Homeward Opportunities Fund I Trust
2018-1, A1 144A 3.766%, 6/25/48(3)(5)	135	137
2018-2, A1 144A 3.985%, 11/25/58(3)(5)	166	168
2019-1, A1 144A 3.454%, 1/25/59(3)(5)	680	680
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	189	189
See Notes to Financial Statements.
9

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
JPMorgan Chase Commercial Mortgage Securities Trust
2011-C4, A4 144A 4.388%, 7/15/46(3)	$ 117	$ 120
2014-C22, A4 3.801%, 9/15/47	300	312
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(3)(5)	81	82
2014-1, 2A12 144A 3.500%, 1/25/44(3)(5)	90	90
2016-SH1, M2 144A 3.750%, 4/25/45(3)(5)	399	405
2016-SH2, M2 144A 3.750%, 12/25/45(3)(5)	507	515
2017-3, 2A2 144A 2.500%, 8/25/47(3)(5)	203	199
2017-5, A1 144A 3.175%, 10/26/48(3)(5)	783	783
2017-4, A3 144A 3.500%, 11/25/48(3)(5)	300	299
2018-8, A3 144A 4.000%, 1/25/49(3)(5)	208	211
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(3)(5)	670	672
MASTR Alternative Loan Trust
2005-5, 2A3 5.500%, 7/25/25	203	204
2005-2, 2A1 6.000%, 1/25/35	71	74
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(3)(5)	178	181
MetLife Securitization Trust 2017-1A, M1 144A 3.717%, 4/25/55(3)(5)	100	100
Mill City Mortgage Loan Trust 2018-4, A1B 144A 3.500%, 4/25/66(3)(5)	1,680	1,674
	Par Value	Value

Non-Agency—continued
Mill City Mortgage Trust 2017-1, A1 144A 2.750%, 11/25/58(3)(5)	$ 60	$ 59
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C13, AS 4.266%, 11/15/46	275	288
2015-C22, AS 3.561%, 4/15/48	835	845
Motel 6 Trust 2017-MTL6, A (1 month LIBOR + 0.920%) 144A 3.404%, 8/15/34(3)(5)	568	566
New Residential Mortgage Loan Trust
2018-4A, A1S (1 month LIBOR + 0.750%) 144A 3.236%, 1/25/48(3)(5)	318	315
2014-1A, A 144A 3.750%, 1/25/54(3)(5)	420	424
2015-2A, A1 144A 3.750%, 8/25/55(3)(5)	285	288
2016-1A, A1 144A 3.750%, 3/25/56(3)(5)	138	138
2016-4A, B1A 144A 4.500%, 11/25/56(3)(5)	410	428
2017-2A, A3 144A 4.000%, 3/25/57(3)(5)	63	64
2018-1A, A1A 144A 4.000%, 12/25/57(3)(5)	746	762
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 4.210%, 3/25/35(5)	329	331
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A 3.000%, 7/25/57(3)(5)	450	444
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 11/25/48(3)(5)	527	532
See Notes to Financial Statements.
10

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-INV1, A3 144A 4.500%, 11/25/48(3)(5)	$ 625	$ 639
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	470	481
Pretium Mortgage Credit Partners I LLC 2019-NPL1, A1 144A 4.213%, 7/25/60(3)(5)	541	543
Progress Residential Trust
2018-SFR1, B 144A 3.484%, 3/17/35(3)	980	979
2018-SFR2, B 144A 3.841%, 8/17/35(3)	475	480
PRPM LLC 2019-1A, A1 144A 4.500%, 1/25/24(3)(5)	789	796
Residential Asset Mortgage Products Trust 2005-SL2, A4 7.500%, 2/25/32	57	51
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	415	419
Sequoia Mortgage Trust 2013-8, B1 3.528%, 6/25/43(5)	257	257
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 4/25/49(3)(5)	450	450
Towd Point Mortgage Trust
2015-1, A2 144A 3.250%, 10/25/53(3)(5)	500	499
2015-3, A1B 144A 3.000%, 3/25/54(3)(5)	68	67
2016-1, A1B 144A 2.750%, 2/25/55(3)(5)	70	69
2016-1, M1 144A 3.500%, 2/25/55(3)(5)	160	161
2015-6, M1 144A 3.750%, 4/25/55(3)(5)	100	102
2015-5, A2 144A 3.500%, 5/25/55(3)(5)	580	584
	Par Value	Value

Non-Agency—continued
2018-6, A1A 144A 3.750%, 3/25/58(3)(5)	$ 329	$ 333
2019-1, A1 144A 3.750%, 3/25/58(3)(5)	941	955
2018-4, A1 144A 3.000%, 6/25/58(3)(5)	509	504
2018-SJ1, A1 144A 4.000%, 10/25/58(3)(5)	335	335
2015-2, 1M1 144A 3.250%, 11/25/60(3)(5)	585	580
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(3)(5)	481	482
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(3)(5)	623	622
Vericrest Opportunity Loan Trust LXIX LLC 2018-NPL5, A1A 144A 4.213%, 8/25/48(3)(5)	660	662
Vericrest Opportunity Loan Trust LXX LLC 2018-NPL6, A1A 144A 4.115%, 9/25/48(3)(5)	245	246
Vericrest Opportunity Loan Trust LXXI LLC 2018-NPL7, A1A 144A 3.967%, 9/25/48(3)(5)	266	267
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A 4.336%, 1/25/49(3)(5)	690	695
Verus Securitization Trust
2017-2A, A1 144A 2.485%, 7/25/47(3)(5)	271	269
2018-1, A1 144A 2.929%, 2/25/48(3)(5)	244	243
2018-2, A1 144A 3.677%, 6/1/58(3)(5)	366	369
See Notes to Financial Statements.
11

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2018-3, A1 144A 4.108%, 10/25/58(3)(5)	$ 514	$ 523
2019-1, A1 144A 3.836%, 2/25/59(3)(5)	821	827
2019-INV1, A1 144A 3.402%, 12/25/59(3)(5)	450	450
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	1,029	1,041
		43,534

Total Mortgage-Backed Securities (Identified Cost $44,637)		45,017

Asset-Backed Securities—3.9%
Auto Floor Plan—0.0%
NextGear Floorplan Master Owner Trust 2018-1A, A2 144A 3.220%, 2/15/23(3)	145	145
Automobiles—2.6%
ACC Trust
2018-1, A 144A 3.700%, 12/21/20(3)	188	188
2018-1, B 144A 4.820%, 5/20/21(3)	550	552
2019-1, A 144A 3.750%, 5/20/22(3)	652	655
American Credit Acceptance Receivables Trust
2017-2, C 144A 2.860%, 6/12/23(3)	362	361
2018-1, C 144A 3.550%, 4/10/24(3)	160	161
	Par Value	Value

Automobiles—continued
2018-4, C 144A 3.970%, 1/13/25(3)	$ 680	$ 689
Avis Budget Rental Car Funding LLC (AESOP) 2016-1A, A 144A 2.990%, 6/20/22(3)	900	901
Capital Auto Receivables Asset Trust
2017-1, C 144A 2.700%, 9/20/22(3)	430	425
2017-1, D 144A 3.150%, 2/20/25(3)	135	134
CarNow Auto Receivables Trust 2016-1A, D 144A 7.340%, 11/15/21(3)	140	141
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(3)	234	231
CPS Auto Receivables Trust 2017-D, B 144A 2.430%, 1/18/22(3)	680	678
Drive Auto Receivables Trust
2015-DA, C 144A 3.380%, 11/15/21(3)	17	17
2017-2, C 2.750%, 9/15/23	440	440
DT Auto Owner Trust
2016-4A, C 144A 2.740%, 10/17/22(3)	158	158
2018-1A, C 144A 3.470%, 12/15/23(3)	145	146
2018-3A, C 144A 3.790%, 7/15/24(3)	380	384
See Notes to Financial Statements.
12

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Exeter Automobile Receivables Trust
2014-3A, D 144A 5.690%, 4/15/21(3)	$ 165	$ 165
2015-2A, C 144A 3.900%, 3/15/21(3)	453	454
2017-1A, B 144A 3.000%, 12/15/21(3)	410	410
2018-3A, C 144A 3.710%, 6/15/23(3)	545	551
2018-4A, D 144A 4.350%, 9/16/24(3)	160	164
2019-1A, D 144A 4.130%, 12/16/24(3)	155	158
First Investors Auto Owner Trust 2016-2A, C 144A 2.530%, 7/15/22(3)	505	501
Flagship Credit Auto Trust
2016-2, B 144A 3.840%, 9/15/22(3)	390	392
2017-3, C 144A 2.910%, 9/15/23(3)	520	518
2019-1, C 144A 3.600%, 2/18/25(3)	450	455
Foursight Capital Automobile Receivables Trust 2017-1, B 144A 3.050%, 12/15/22(3)	420	419
GLS Auto Receivables Trust
2017-1A, B 144A 2.980%, 12/15/21(3)	635	634
	Par Value	Value

Automobiles—continued
2017-1A, C 144A 3.500%, 7/15/22(3)	$ 155	$ 155
2018-1A, B 144A 3.520%, 8/15/23(3)	155	155
2018-3A, C 144A 4.180%, 7/15/24(3)	640	652
Hertz Vehicle Financing II LP
2016-4A, A 144A 2.650%, 7/25/22(3)	685	677
2019-1A, A 144A 3.710%, 3/25/23(3)	560	567
Hyundai Auto Lease Securitization Trust 2018-A, A2A 144A 2.550%, 8/17/20(3)	307	307
OneMain Direct Auto Receivables Trust 2017-2A, C 144A 2.820%, 7/15/24(3)	420	418
Prestige Auto Receivables Trust 2017-1A, C 144A 2.810%, 1/17/23(3)	520	517
Skopos Auto Receivables Trust 2018-1A, B 144A 3.930%, 5/16/22(3)	165	165
Tesla Auto Lease Trust 2018-A, A 144A 2.320%, 12/20/19(3)	146	146
Veros Automobile Receivables Trust 2018-1, B 144A 4.050%, 2/15/24(3)	135	136
See Notes to Financial Statements.
13

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Westlake Automobile Receivables Trust 2017-2A, C 144A 2.590%, 12/15/22(3)	$ 525	$ 523
		15,500

Other—1.2%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(3)	103	102
Arby’s Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(3)	160	164
AXIS Equipment Finance Receivables IV LLC 2018-1A, A2 144A 3.240%, 12/20/23(3)	443	444
CCG Receivables Trust 2018-1, A2 144A 2.500%, 6/16/25(3)	956	954
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(3)	558	558
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(3)	395	394
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	207	208
Drug Royalty II LP 2 2014-1, A2 144A 3.484%, 7/15/23(3)	105	105
Drug Royalty III LP 1 2016-1A, A 144A 3.979%, 4/15/27(3)	80	80
HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(3)	150	149
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(3)	160	164
	Par Value	Value

Other—continued
MVW Owner Trust
2016-1A, A 144A 2.250%, 12/20/33(3)	$ 234	$ 230
2017-1A, A 144A 2.420%, 12/20/34(3)	330	324
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(3)	470	472
Prosper Marketplace Issuance Trust
2017-1A, B 144A 3.650%, 6/15/23(3)	29	29
2017-2A, B 144A 3.480%, 9/15/23(3)	367	367
2018-2A, B 144A 3.960%, 10/15/24(3)	590	594
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(3)	130	131
SoFi Consumer Loan Program LLC 2016-3, A 144A 3.050%, 12/26/25(3)	266	266
Stack Infrastructure Issuer LLC 2019-1A, A2 144A 4.540%, 2/25/44(3)	655	670
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(3)	569	556
		6,961

See Notes to Financial Statements.
14

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Student Loan—0.1%
Laurel Road Prime Student Loan Trust 2017-B, A2FX 144A 2.770%, 8/25/42(3)	$ 466	$ 462
SoFi Professional Loan Program LLC 2015-A, A2 144A 2.420%, 3/25/30(3)	91	90
		552

Total Asset-Backed Securities (Identified Cost $23,106)		23,158

Corporate Bonds And Notes—17.0%
Communication Services—1.2%
America Movil SAB de C.V. 6.450%, 12/5/22	20 MXN	95
AT&T, Inc.
4.250%, 3/1/27	210	216
4.100%, 2/15/28	1,112	1,124
(3 month LIBOR + 1.180%) 3.777%, 6/12/24(5)	110	109
Charter Communications Operating LLC
4.500%, 2/1/24	85	89
4.908%, 7/23/25	650	685
5.050%, 3/30/29	650	685
Comcast Corp.
3.950%, 10/15/25	305	319
4.150%, 10/15/28	148	156
CSC Holdings LLC 144A 5.375%, 2/1/28(3)	300	301
Discovery Communications LLC 3.950%, 3/20/28	735	715
DISH DBS Corp.
5.875%, 7/15/22	280	271
7.750%, 7/1/26	60	52
Frontier Communications Corp.
8.500%, 4/15/20	45	44
	Par Value	Value

Communication Services—continued
7.625%, 4/15/24(6)	$ 65	$ 36
144A 8.500%, 4/1/26(3)	205	190
iHeartCommunications, Inc. 9.000%, 12/15/19(1)	55	39
Meredith Corp. 6.875%, 2/1/26	330	347
Sprint Spectrum Co., LLC 144A 4.738%, 3/20/25(3)	750	759
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(3)	200	196
Verizon Communications, Inc.
4.125%, 3/16/27	320	335
(3 month LIBOR + 1.100%) 3.784%, 5/15/25(5)	180	180
		6,943

Consumer Discretionary—1.1%
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	505	512
CRH America, Inc. 144A 3.875%, 5/18/25(3)	320	321
Dollar Tree, Inc. 4.000%, 5/15/25	358	362
Eldorado Resorts, Inc. 6.000%, 9/15/26	160	163
frontdoor, Inc. 144A 6.750%, 8/15/26(3)	325	332
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	245	257
General Motors Financial Co., Inc. 3.450%, 4/10/22	100	100
GLP Capital LP
5.250%, 6/1/25	100	105
5.750%, 6/1/28	520	558
See Notes to Financial Statements.
15

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Horton (D.R.), Inc. 4.750%, 2/15/23	$ 635	$ 660
Lear Corp. 3.800%, 9/15/27	775	743
Panther BF Aggregator 2 LP 144A 6.250%, 5/15/26(3)	20	21
Prime Security Services Borrower LLC
144A 5.250%, 4/15/24(3)	70	70
144A 5.750%, 4/15/26(3)	40	40
PulteGroup, Inc. 6.375%, 5/15/33	280	279
QVC, Inc. 4.375%, 3/15/23	700	710
Scientific Games International, Inc. 144A 8.250%, 3/15/26(3)	210	214
TRI Pointe Group, Inc. 5.875%, 6/15/24	275	276
William Lyon Homes, Inc. 6.000%, 9/1/23	485	469
		6,192

Consumer Staples—0.8%
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	490	498
4.750%, 1/23/29	162	173
Bacardi Ltd. 144A 4.700%, 5/15/28(3)	595	596
Conagra Brands, Inc. 4.300%, 5/1/24	670	694
CVS Health Corp.
2.875%, 6/1/26	760	719
4.300%, 3/25/28	624	633
Flowers Foods, Inc. 4.375%, 4/1/22	700	726
	Par Value	Value

Consumer Staples—continued
Kraft Heinz Foods Co. (The) 3.000%, 6/1/26	$ 510	$ 477
Sigma Finance Netherlands BV 144A 4.875%, 3/27/28(3)	200	199
		4,715

Energy—1.5%
Anadarko Finance Co. Series B 7.500%, 5/1/31	45	56
Anadarko Petroleum Corp. 6.600%, 3/15/46	85	104
Andeavor Logistics LP 4.250%, 12/1/27	510	514
Cheniere Energy Partners LP 144A 5.625%, 10/1/26(3)	245	251
Encana Corp. 8.125%, 9/15/30	65	83
Energy Transfer Operating LP 4.200%, 4/15/27	680	684
Helmerich & Payne, Inc. 144A 4.650%, 3/15/25(3)	395	413
HollyFrontier Corp. 5.875%, 4/1/26	630	673
KazMunayGas National Co. JSC 144A 4.750%, 4/19/27(3)	200	205
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	595	755
Kinder Morgan, Inc. 7.750%, 1/15/32	205	268
MPLX LP
4.875%, 12/1/24	915	977
4.000%, 3/15/28	86	85
NuStar Logistics LP 5.625%, 4/28/27	350	350
See Notes to Financial Statements.
16

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Energy—continued
Odebrecht Offshore Drilling Finance Ltd. PIK Interest Capitalization, 144A 7.720%, 12/1/26(3)(7)	$ 171	$ 42
Odebrecht Oil & Gas Finance Ltd. 144A 0.000%, (3)(8)(9)	25	— (4)
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	255	57
Petroleos Mexicanos 6.500%, 1/23/29	290	287
Sabine Pass Liquefaction LLC
6.250%, 3/15/22	425	459
4.200%, 3/15/28	290	293
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(2)	655	736
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(3)	128	129
Transocean, Inc. 144A 9.000%, 7/15/23(3)	65	69
USA Compression Partners LP 6.875%, 4/1/26	475	486
Valero Energy Partners LP 4.500%, 3/15/28	674	698
		8,674

Financials—6.0%
Acrisure LLC 144A 7.000%, 11/15/25(3)	130	117
AerCap Ireland Capital DAC 3.650%, 7/21/27	720	673
Allstate Corp. (The) Series B 5.750%, 8/15/53(10)	655	666
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	690	691
	Par Value	Value

Financials—continued
Ares Capital Corp.
3.500%, 2/10/23	$ 215	$ 209
4.250%, 3/1/25	395	386
Ares Finance Co., LLC 144A 4.000%, 10/8/24(3)	595	576
Athene Holding Ltd. 4.125%, 1/12/28	600	577
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	200	203
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	660	627
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(3)	540	497
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(3)	645	629
Banco Santander Chile 144A 3.875%, 9/20/22(3)	430	438
Bank of America Corp.
3.004%, 12/20/23	712	710
4.200%, 8/26/24	1,232	1,276
(3 month LIBOR + 0.770%) 3.503%, 2/5/26(5)	110	107
Bank of Montreal 3.803%, 12/15/32	1,126	1,089
Brighthouse Financial, Inc. 3.700%, 6/22/27	715	645
BrightSphere Investment Group plc 4.800%, 7/27/26	735	719
Brookfield Finance, Inc. 4.000%, 4/1/24	671	681
Capital One Financial Corp.
4.200%, 10/29/25	630	641
3.750%, 7/28/26	765	746
See Notes to Financial Statements.
17

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Financials—continued
Citigroup Inc. 4.050%, 7/30/22	$ 700	$ 721
Citigroup, Inc.
3.200%, 10/21/26	525	515
(3 month LIBOR + 1.250%) 3.842%, 7/1/26(5)	1,360	1,362
Discover Bank 4.682%, 8/9/28	475	483
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	250	251
E*TRADE Financial Corp. 4.500%, 6/20/28	405	412
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	705	703
FS KKR Capital Corp.
4.250%, 1/15/20	615	616
4.750%, 5/15/22	245	244
Goldman Sachs Group, Inc. (The)
5.750%, 1/24/22	1,020	1,094
(3 month LIBOR + 1.170%) 3.854%, 5/15/26(5)	685	672
Grupo de Inversiones Suramericana S.A. 144A 5.500%, 4/29/26(3)(6)	200	213
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	413	418
iStar, Inc. 5.250%, 9/15/22	255	251
Jefferies Financial Group, Inc. 5.500%, 10/18/23	345	361
Jefferies Group LLC
6.875%, 4/15/21	78	83
5.125%, 1/20/23	123	130
4.850%, 1/15/27	340	342
JPMorgan Chase & Co. 3.300%, 4/1/26	1,255	1,258
	Par Value	Value

Financials—continued
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	$ 680	$ 778
Liberty Mutual Group, Inc.
144A 4.250%, 6/15/23(3)	153	159
144A 4.569%, 2/1/29(3)	537	559
Morgan Stanley
4.100%, 5/22/23	570	586
3.125%, 7/27/26	1,315	1,282
6.375%, 7/24/42	710	925
Navient Corp. 6.750%, 6/25/25	465	461
Prudential Financial, Inc.
5.875%, 9/15/42	100	106
5.625%, 6/15/43(10)	755	785
S&P Global, Inc. 4.000%, 6/15/25	480	505
Santander Holdings USA, Inc.
4.450%, 12/3/21	382	393
3.700%, 3/28/22	359	363
4.400%, 7/13/27	340	337
Societe Generale S.A. 144A 4.750%, 11/24/25(3)	535	550
Springleaf Finance Corp.
6.875%, 3/15/25	310	320
7.125%, 3/15/26	35	36
Synchrony Financial 3.950%, 12/1/27	730	690
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)	745	770
Toronto-Dominion Bank (The) 3.625%, 9/15/31	820	810
Trinity Acquisition plc 4.400%, 3/15/26	230	239
UBS AG 7.625%, 8/17/22	500	550
See Notes to Financial Statements.
18

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Financials—continued
Wells Fargo & Co.
3.550%, 9/29/25	$ 510	$ 519
Series S 5.900%, (9)	570	583
		35,338

Health Care—1.5%
AbbVie, Inc.
3.600%, 5/14/25	235	236
3.200%, 5/14/26	585	569
Advanz Pharma Corp. 8.000%, 9/6/24	22	21
Allergan Funding SCS 3.450%, 3/15/22	935	943
Bausch Health Americas, Inc. 144A 9.250%, 4/1/26(3)	75	82
Bausch Health Cos., Inc.
144A 6.500%, 3/15/22(3)	35	36
144A 7.000%, 3/15/24(3)	15	16
144A 6.125%, 4/15/25(3)	55	54
144A 5.500%, 11/1/25(3)	310	317
Becton Dickinson & Co.
3.363%, 6/6/24	113	113
3.700%, 6/6/27	545	544
(3 month LIBOR + 0.875%) 3.476%, 12/29/20(5)	94	94
Cardinal Health, Inc.
3.200%, 3/15/23	300	298
3.410%, 6/15/27	195	184
Cigna Corp.
144A 4.125%, 11/15/25(3)	136	141
144A 4.375%, 10/15/28(3)	419	434
HCA, Inc.
5.375%, 2/1/25	405	429
5.250%, 6/15/26	55	59
5.625%, 9/1/28	80	85
	Par Value	Value

Health Care—continued
5.875%, 2/1/29	$ 15	$ 16
Mylan NV 3.950%, 6/15/26	595	568
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)	215	218
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	570	556
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	230	227
Surgery Center Holdings, Inc.
144A 8.875%, 4/15/21(3)	360	377
144A 6.750%, 7/1/25(3)(6)	15	14
Takeda Pharmaceutical Co., Ltd.
144A 4.000%, 11/26/21(3)	525	539
144A 4.400%, 11/26/23(3)	200	210
Zimmer Biomet Holdings, Inc.
3.550%, 4/1/25	955	942
(3 month LIBOR + 0.750%) 3.375%, 3/19/21(5)	230	229
		8,551

Industrials—0.7%
CNH Industrial N.V. 4.500%, 8/15/23	538	558
Continental Airlines Pass-Through-Trust 1999-2, C2 6.236%, 3/15/20	38	38
DP World plc 144A 6.850%, 7/2/37(3)	100	120
Masco Corp. 5.950%, 3/15/22	99	106
See Notes to Financial Statements.
19

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Industrials—continued
Navistar International Corp. 144A 6.625%, 11/1/25(3)	$ 220	$ 224
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(3)	60	61
Oshkosh Corp. 4.600%, 5/15/28	787	799
Owens Corning 3.400%, 8/15/26	740	698
Penske Truck Leasing Co., LP 144A 4.125%, 8/1/23(3)	455	469
TransDigm, Inc. 6.375%, 6/15/26	185	183
United Air Lines, Inc. Pass-Through-Trust 2007-1, A 6.636%, 7/2/22	569	599
US Airways, Inc. Pass-Through-Trust 2012-1, B 8.000%, 10/1/19	131	133
		3,988

Information Technology—0.8%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(3)	15	14
Broadcom Corp.
3.000%, 1/15/22	195	194
3.625%, 1/15/24	522	521
Citrix Systems, Inc. 4.500%, 12/1/27	660	652
CommScope Finance LLC 144A 8.250%, 3/1/27(3)	125	130
Dell International LLC
144A 6.020%, 6/15/26(3)	100	107
144A 4.900%, 10/1/26(3)	360	367
144A 8.100%, 7/15/36(3)	270	318
	Par Value	Value

Information Technology—continued
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	$ 595	$ 633
Verisk Analytics, Inc. 4.000%, 6/15/25	685	715
ViaSat, Inc. 144A 5.625%, 4/15/27(3)	450	458
VMware, Inc.
2.950%, 8/21/22	223	221
3.900%, 8/21/27	333	320
		4,650

Materials—1.4%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	260	271
Anglo American Capital plc 144A 4.000%, 9/11/27(3)	540	525
ArcelorMittal 6.125%, 6/1/25	755	837
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(10)	655	725
CRH America Finance, Inc. 144A 3.400%, 5/9/27(3)	440	422
DowDuPont, Inc.
4.493%, 11/15/25	540	576
(3 month LIBOR + 1.110%) 3.794%, 11/15/23(5)	135	135
Glencore Funding LLC 144A 4.000%, 3/27/27(3)	685	665
Greif, Inc. 144A 6.500%, 3/1/27(3)	290	297
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	850	866
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	60	61
NewMarket Corp. 4.100%, 12/15/22	759	781
See Notes to Financial Statements.
20

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Materials—continued
NOVA Chemicals Corp.
144A 4.875%, 6/1/24(3)	$ 165	$ 162
144A 5.000%, 5/1/25(3)	55	54
Nutrien Ltd. 4.200%, 4/1/29	490	504
SABIC Capital II BV 144A 4.500%, 10/10/28(3)	660	684
Syngenta Finance N.V.
144A 4.441%, 4/24/23(3)	200	204
144A 4.892%, 4/24/25(3)	200	204
Vulcan Materials Co. 3.900%, 4/1/27	520	517
		8,490

Real Estate—1.2%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	345	348
Corporate Office Properties LP 3.600%, 5/15/23	715	708
EPR Properties
4.750%, 12/15/26	865	889
4.500%, 6/1/27	75	76
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	440	440
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	610	598
Hospitality Properties Trust
4.950%, 2/15/27	640	638
4.375%, 2/15/30	40	37
Kilroy Realty LP 4.375%, 10/1/25	640	661
LifeStorage LP
3.500%, 7/1/26	540	520
3.875%, 12/15/27	250	245
	Par Value	Value

Real Estate—continued
MPT Operating Partnership LP 5.000%, 10/15/27	$ 240	$ 244
Office Properties Income Trust 4.500%, 2/1/25	855	818
Physicians Realty LP
4.300%, 3/15/27	140	139
3.950%, 1/15/28	535	517
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	485	469
		7,347

Utilities—0.8%
American Electric Power Co., Inc. Series I 3.650%, 12/1/21	204	208
Duke Energy Corp. 2.650%, 9/1/26	850	810
Exelon Corp. 3.497%, 6/1/22	955	965
Ferrellgas Partners LP 8.625%, 6/15/20	25	19
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(3)	735	768
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(3)	210	207
PSEG Power LLC 3.850%, 6/1/23	608	623
Southern Power Co. 4.150%, 12/1/25	820	849
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	350	338
See Notes to Financial Statements.
21

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Utilities—continued
Transportadora de Gas Internacional SA ESP 144A 5.550%, 11/1/28(3)	$ 200	$ 216
		5,003

Total Corporate Bonds And Notes (Identified Cost $98,900)		99,891

Leveraged Loans—2.5%
Aerospace—0.1%
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 6.250%, 12/6/25	84	86
Dynasty Acquisition Co., Inc.
Tranche B (3 month LIBOR + 4.000%) 0.000%, 1/23/26(11)	21	21
Tranche B-1 (3 month LIBOR + 4.000%) 0.000%, 1/23/26(11)	39	39
TransDigm, Inc.
2018, Tranche E (1 month LIBOR + 2.500%) 4.999%, 5/30/25	208	202
2018, Tranche F (1 month LIBOR + 2.500%) 4.999%, 6/9/23	108	105
		453

Chemicals—0.0%
New Arclin U.S. Holding Corp. First Lien (1 month LIBOR + 3.500%) 5.999%, 2/14/24	62	61
	Par Value	Value

Chemicals—continued
Omnova Solutions, Inc. Tranche B-2 (1 month LIBOR + 3.250%) 5.749%, 8/25/23	$ 103	$ 101
		162

Consumer Durables—0.1%
Global Appliance, Inc. Tranche B (1 month LIBOR + 4.000%) 6.500%, 9/29/24	372	366
Consumer Non-Durables—0.1%
Energizer Holdings, Inc. Tranche B (1 month LIBOR + 2.250%) 4.734%, 12/17/25	30	30
Kronos Acquisition Intermediate, Inc. (1 month LIBOR + 4.000%) 6.496%, 5/15/23	414	386
Rodan & Fields LLC (1 month LIBOR + 4.000%) 6.484%, 6/16/25	129	111
		527

Energy—0.1%
California Resources Corp. (1 month LIBOR + 10.375%) 12.871%, 12/31/21	80	84
CITGO Petroleum Corp. Tranche B (3 month LIBOR + 5.000%) 0.000%, 3/27/24(11)	290	288
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%) 5.749%, 10/30/24	79	77
See Notes to Financial Statements.
22

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Energy—continued
Traverse Midstream Partners LLC (1 month LIBOR + 4.000%) 6.500%, 9/27/24	$ 169	$ 169
		618

Financial—0.2%
Asurion LLC Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 8.999%, 8/4/25	147	149
Ditech Holding Corp. Tranche B (3 month PRIME + 5.000%) 10.500%, 6/30/22(1)	88	60
iStar, Inc. (1 month LIBOR + 2.750%) 5.235%, 6/28/23	114	113
Refinitiv US Holdings, Inc. (1 month LIBOR + 3.750%) 6.249%, 10/1/25	614	595
		917

Food / Tobacco—0.1%
Aramark Intermediate HoldCo Corp. Tranche B-3 (1 month LIBOR + 1.750%) 4.249%, 3/11/25	159	157
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 5.249%, 3/31/25	184	181
Chobani LLC First Lien (1 month LIBOR + 3.500%) 5.999%, 10/10/23	51	49
	Par Value	Value

Food / Tobacco—continued
H-Food Holdings LLC
(1 month LIBOR + 3.688%) 6.186%, 5/23/25	$ 69	$ 67
2018, Tranche B-2 (1 month LIBOR + 4.000%) 6.499%, 5/23/25	309	304
		758

Forest Prod / Containers—0.0%
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 5.749%, 1/31/25	41	38
Gaming / Leisure—0.2%
Gateway Casinos & Entertainment Ltd. (3 month LIBOR + 3.000%) 5.601%, 12/1/23	50	49
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 5.314%, 8/14/24	361	352
Seminole Tribe of Florida 2018, Tranche B (1 month LIBOR + 1.750%) 4.249%, 7/8/24	335	334
Stars Group Holdings B.V. (3 month LIBOR + 3.500%) 6.101%, 7/10/25	29	29
See Notes to Financial Statements.
23

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Wyndham Hotels & Resorts, Inc. Tranche B (1 month LIBOR + 1.750%) 4.249%, 5/30/25	$ 293	$ 289
		1,053

Healthcare—0.3%
21st Century Oncology, Inc. Tranche B (3 month LIBOR + 6.125%) 8.905%, 1/16/23	30	25
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 5.990%, 10/31/25	75	75
Agiliti Health, Inc. (1 month LIBOR + 3.000%) 5.500%, 1/4/26	15	15
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 6.999%, 6/30/25	84	84
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 5.231%, 11/27/25	133	131
(1 month LIBOR + 3.000%) 5.481%, 6/2/25	69	69
CHG Healthcare Services, Inc. 2017, First Lien (1 month LIBOR + 3.000%) 5.656%, 6/7/23	320	318
Explorer Holdings, Inc. (3 month LIBOR + 3.750%) 6.351%, 5/2/23	105	103
IQVIA, Inc. Tranche B-3 (1 month LIBOR + 1.750%) 4.249%, 6/11/25	367	363
	Par Value	Value

Healthcare—continued
Prospect Medical Holdings, Inc. Tranche B-1 (1 month LIBOR + 5.500%) 8.000%, 2/22/24	$ 55	$ 50
Regionalcare Hospital Partners Holdings, Inc. Tranche B, First Lien (1 month LIBOR + 4.500%) 6.982%, 11/16/25	504	498
		1,731

Housing—0.3%
American Builders & Contractors Supply Co., Inc. Tranche B-2 (1 month LIBOR + 2.000%) 4.499%, 10/31/23	574	559
Capital Automotive LP Tranche B-2 (1 month LIBOR + 2.500%) 5.000%, 3/25/24	383	378
CPG International LLC (3 month LIBOR + 3.750%) 6.633%, 5/5/24	88	87
Summit Materials LLC (1 month LIBOR + 2.000%) 4.499%, 11/21/24	537	526
		1,550

Information Technology—0.2%
Applied Systems, Inc. Second Lien (1 month LIBOR + 7.000%) 9.499%, 9/19/25	57	57
Boxer Parent Co., Inc. (3 month LIBOR + 4.250%) 6.851%, 10/2/25	509	498
See Notes to Financial Statements.
24

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Kronos, Inc. First Lien (3 month LIBOR + 3.000%) 5.736%, 11/1/23	$ 447	$ 442
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 2.250%) 4.749%, 4/16/25	162	161
Tranche B-4 (1 month LIBOR + 2.250%) 4.749%, 4/16/25	117	116
Vertafore, Inc. First Lien (1 month LIBOR + 3.250%) 5.749%, 7/2/25	150	147
		1,421

Manufacturing—0.0%
Commscope, Inc. Tranche B (3 month LIBOR + 3.250%) 0.000%, 2/6/26(11)	90	90
Media / Telecom - Cable/Wireless Video—0.0%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 4.734%, 1/15/26	275	267
Media / Telecom - Diversified Media—0.1%
Crown Finance US, Inc. (1 month LIBOR + 2.500%) 4.999%, 2/28/25	496	484
Media / Telecom - Telecommunications—0.1%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 5.249%, 1/31/25	573	561
	Par Value	Value

Media / Telecom - Wireless Communications—0.0%
SBA Senior Finance II LLC (1 month LIBOR + 2.000%) 4.500%, 4/11/25	$ 208	$ 204
Retail—0.0%
Bass Pro Group LLC (1 month LIBOR + 5.000%) 7.499%, 9/25/24	144	141
Neiman Marcus Group Ltd. LLC (1 month LIBOR + 3.250%) 5.733%, 10/25/20	94	87
		228

Service—0.2%
Carlisle Food Service Products, Inc. First Lien (1 month LIBOR + 3.000%) 5.499%, 3/20/25	15	15
Dun & Bradstreet Corp. (The) (1 month LIBOR + 5.000%) 7.490%, 2/6/26	415	409
Red Ventures LLC Tranche B-1, First Lien (1 month LIBOR + 3.000%) 5.499%, 11/8/24	451	448
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 5.749%, 12/31/25	25	24
See Notes to Financial Statements.
25

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Service—continued
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.250%, 2/1/23	$ 414	$ 405
		1,301

Transportation - Automotive—0.1%
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 6.000%, 11/6/24	332	330
Panther BF Aggregator 2 LP Tranche B (3 month LIBOR + 3.500%) 0.000%, 3/18/26(11)	275	272
		602

Utility—0.3%
APLP Holdings LP (1 month LIBOR + 2.750%) 5.249%, 4/13/23	93	93
Brookfield WEC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.249%, 8/1/25	374	373
Calpine Construction Finance Co. LP Tranche B-9 (3 month LIBOR + 2.750%) 0.000%, 3/20/26(11)	455	450
Pacific Gas and Electric Co.
(2 month LIBOR + 1.125%) 1.125%, 12/31/20(12)	70	70
(3 month LIBOR + 2.250%) 0.000%, 12/31/20(11)	195	195
Talen Energy Supply LLC (1 month LIBOR + 4.000%) 6.499%, 4/15/24	68	68
	Par Value	Value

Utility—continued
Vistra Operations Co. LLC
(1 month LIBOR + 2.000%) 4.499%, 8/4/23	$ 63	$ 62
2018 (1 month LIBOR + 2.000%) 4.486%, 12/31/25	209	205
		1,516

Total Leveraged Loans (Identified Cost $15,089)		14,847
	Shares
Convertible Preferred Stock—0.5%
Information Technology—0.5%
BDC Payments Holdings, Inc.(13)(14)(15)	374,230	3,109
Total Convertible Preferred Stock (Identified Cost $3,109)		3,109

Preferred Stocks—1.0%
Financials—0.8%
Bank of New York Mellon Corp. (The) Series E, 4.950%	525 (16)	530
Huntington Bancshares, Inc. Series E, 5.700%	438 (16)	427
JPMorgan Chase & Co. Series Z, 5.300%	800 (16)	809
KeyCorp Series D, 5.000%(17)	605 (16)	592
M&T Bank Corp. Series F, 5.125%(17)	476 (16)	479
MetLife, Inc. Series D, 5.875%	277 (16)	285
PNC Financial Services Group, Inc. (The) Series R, 4.850%	725 (16)	714
See Notes to Financial Statements.
26

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Shares	Value
Financials—continued
PNC Financial Services Group, Inc. (The) Series S, 5.000%	715 (16)	$ 704
Zions Bancorp, 6.950%	6,400	194
		4,734

Industrials—0.2%
General Electric Co. Series D, 5.000%	1,340 (16)	1,249
Total Preferred Stocks (Identified Cost $5,942)		5,983

Common Stocks—60.5%
Communication Services—7.5%
Activision Blizzard, Inc.	69,860	3,181
BT Group plc Sponsored ADR(6)	126,625	1,873
Facebook, Inc. Class A(14)	92,960	15,495
Netflix, Inc.(14)	35,570	12,683
Telefonica SA Sponsored ADR(6)	260,303	2,176
Tencent Holdings Ltd. ADR	198,280	9,117
		44,525

Consumer Discretionary—14.0%
Alibaba Group Holding Ltd. Sponsored ADR(14)	90,100	16,439
Amazon.com, Inc.(14)	12,920	23,007
Carnival Corp.	34,139	1,732
Ctrip.com International Ltd. ADR(14)	141,600	6,186
Home Depot, Inc. (The)	22,040	4,229
Las Vegas Sands Corp.	112,240	6,842
McDonald’s Corp.	22,420	4,258
MercadoLibre, Inc.(14)	8,390	4,260
NIKE, Inc. Class B	95,070	8,006
Ross Stores, Inc.	61,550	5,730
Sony Corp. Sponsored ADR	44,892	1,896
		82,585

	Shares	Value

Consumer Staples—2.7%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	102,764	$ 2,392
McCormick & Co., Inc.	24,490	3,689
Monster Beverage Corp.(14)	48,210	2,631
Mowi ASA Sponsored ADR(6)	97,381	2,180
Philip Morris International, Inc.	53,830	4,758
		15,650

Energy—1.5%
BP plc Sponsored ADR	46,275	2,023
Cabot Oil & Gas Corp.	165,090	4,309
Eni SpA. Sponsored ADR	66,118	2,330
Frontera Energy Corp.	1,798	15
		8,677

Financials—6.3%
Banco Bradesco SA ADR	229,071	2,499
Bank of America Corp.	302,890	8,357
BOC Hong Kong Holdings Ltd. Sponsored ADR	23,999	1,999
Charles Schwab Corp. (The)	104,250	4,458
China Construction Bank Corp. ADR(6)	126,862	2,172
DBS Group Holdings Ltd. Sponsored ADR	37,752	2,819
MarketAxess Holdings, Inc.	17,100	4,208
ORIX Corp. Sponsored ADR	32,211	2,315
Ping An Insurance Group Co. of China Ltd. ADR	138,145	3,126
Progressive Corp. (The)	31,930	2,302
Standard Life Aberdeen plc ADR	93,769	1,270
UBS Group AG Registered Shares	147,877	1,791
		37,316

See Notes to Financial Statements.
27

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Shares	Value

Health Care—5.2%
Bluebird Bio, Inc.(14)	13,550	$ 2,132
Danaher Corp.	41,810	5,520
Fresenius Medical Care AG & Co. KGaA ADR	38,999	1,581
HealthEquity, Inc.(14)	74,900	5,541
Illumina, Inc.(14)	19,480	6,052
Novartis AG Sponsored ADR	25,450	2,447
Zoetis, Inc.	75,360	7,586
		30,859

Industrials—6.4%
Airbus SE ADR	87,825	2,908
Ashtead Group plc ADR	27,237	2,630
Caterpillar, Inc.	34,640	4,693
CK Hutchison Holdings Ltd. ADR	215,708	2,262
CoStar Group, Inc.(14)	11,900	5,550
easyJet plc Sponsored ADR	126,857	1,862
Golden Ocean Group Ltd.(6)	319,951	1,526
Kansas City Southern	35,890	4,163
Lyft, Inc. Class A(14)	5,380	421
Nidec Corp. Sponsored ADR	78,677	2,508
Rockwell Automation, Inc.	13,610	2,388
Roper Technologies, Inc.	19,450	6,651
		37,562

Information Technology—14.2%
Accenture plc Class A	28,110	4,948
Amphenol Corp. Class A	86,760	8,194
ASML Holding N.V.	15,550	2,924
Avalara, Inc.(14)	99,730	5,564
Broadcom, Inc.	11,485	3,454
Fair Isaac Corp.(14)	8,670	2,355
Gartner, Inc.(14)	21,980	3,334
Hitachi Ltd. ADR	40,029	2,596
NVIDIA Corp.	45,340	8,141
Paycom Software, Inc.(14)	54,610	10,328
SAP SE Sponsored ADR	18,643	2,153
	Shares	Value

Information Technology—continued
Trade Desk, Inc. (The) Class A(14)	31,650	$ 6,265
Visa, Inc. Class A	87,800	13,714
Workday, Inc. Class A(14)	49,780	9,600
		83,570

Materials—2.0%
Anhui Conch Cement Co., Ltd. ADR	83,429	2,558
Ecolab, Inc.	38,940	6,875
Glencore plc ADR(6)	272,464	2,246
		11,679

Real Estate—0.4%
Mitsubishi Estate Co. Ltd. ADR	132,860	2,402
Utilities—0.3%
Veolia Environnement S.A. ADR	82,842	1,850
Total Common Stocks (Identified Cost $249,266)		356,675

Affiliated Mutual Fund—0.4%
Virtus Newfleet Credit Opportunities Fund Class R6(18)	276,709	2,579
Total Affiliated Mutual Fund (Identified Cost $2,758)		2,579

Exchange-Traded Fund—0.2%
iShares iBoxx $ Investment Grade Corporate Bond Index Fund(18)	7,583	903
Total Exchange-Traded Fund (Identified Cost $871)		903

Total Long-Term Investments—99.0% (Identified Cost $474,757)		584,106
See Notes to Financial Statements.
28

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Shares	Value

Short-Term Investment—0.2%
Money Market Mutual Fund—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(18)	1,159,947	$ 1,160
Total Short-Term Investment (Identified Cost $1,160)		1,160

Securities Lending Collateral—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(18)(19)	2,856,018	2,856
Total Securities Lending Collateral (Identified Cost $2,856)		2,856

TOTAL INVESTMENTS—99.7% (Identified Cost $478,773)		$588,122
Other assets and liabilities, net—0.3%		1,488
NET ASSETS—100.0%		$589,610

Abbreviations:
ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security

Foreign Currencies:
MXN	Mexican Peso
ZAR	South African Rand

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $88,693 or 15.0% of net assets.
(4)	Amount is less than $500.
(5)	Variable rate security. Rate disclosed is as of March 31, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	All or a portion of security is on loan.
(7)	100% of the income received was in cash.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	No contractual maturity date.
(10)	Interest payments may be deferred.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.
29

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
(11)	This loan will settle after March 31, 2019, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(12)	Represents unfunded portion of security and commitment fee earned on this portion.
(13)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(14)	Non-income producing.
(15)	Restricted security.
(16)	Value shown as par value.
(17)	Interest may be forfeited.
(18)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(19)	Represents security purchased with cash collateral received for securities on loan.
Country Weightings†
United States	78%
China	7
Japan	2
United Kingdom	2
Switzerland	1
Netherlands	1
France	1
Other	8
Total	100%
† % of total investments as of March 31, 2019.
See Notes to Financial Statements.
30

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 23,158	$ —	$ 23,158	$ —
Corporate Bonds And Notes	99,891	—	99,891	— (1)
Foreign Government Securities	5,898	—	5,898	—
Leveraged Loans	14,847	—	14,847	—
Mortgage-Backed Securities	45,017	—	45,017	—
Municipal Bonds	6,022	—	6,022	—
U.S. Government Securities	20,024	—	20,024	—
Equity Securities:
Common Stocks	356,675	356,675	—	—
Preferred Stocks	5,983	194	5,789	—
Exchange-Traded Fund	903	903	—	—
Convertible Preferred Stock	3,109	—	—	3,109
Affiliated Mutual Fund	2,579	2,579	—	—
Securities Lending Collateral	2,856	2,856	—	—
Money Market Mutual Fund	1,160	1,160	—	—
Total Investments	$588,122	$364,367	$220,646	$3,109

(1)	Amount is less than $500.
See Notes to Financial Statements.
31

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Convertible Preferred Stock
Investments in Securities
Balance as of September 30, 2018:	$ —	$ —	$ —
Change in unrealized appreciation (depreciation)(a)	—	—	—
Purchases	3,109	—	3,109
Transfers into Level 3	— (b)	— (b)	—
Balance as of March 31, 2019	$3,109	$— (b)(c)	$3,109
(a) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2019, was $0.
(b) Amount is less than $500.
(c) Includes internally fair valued security currently priced at $0.
The Tactical Allocation Fund owns the following internally fair valued security which is categorized as Level 3 in the hierarchy:
BDC Payment Holdings, Inc.
The significant unobservable inputs used in the fair value measurement of this non-public preferred stock is based on the cost of the most recent investment by the Fund. Significant changes in the financial statement performance of this company, an increase or decrease in additional share classes or changes in the shares issued and outstanding, together or in isolation, could result in a significantly lower or higher fair value measurement.
See Notes to Financial Statements.
32

TACTICAL ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2019
(Reported in thousands except shares and per share amounts)
Assets
Investment in unaffiliated securities at value(1)(2)	$ 585,543
Investment in affiliated fund at value(3)	2,579
Foreign currency at value(4)	— (a)
Cash	4,094
Receivables
Investment securities sold	2,992
Fund shares sold	168
Dividends and interest	1,798
Tax reclaims	36
Securities lending	9
Prepaid trustee retainer	9
Prepaid expenses	31
Other assets	42
Total assets	597,301
Liabilities
Payables
Fund shares repurchased	348
Investment securities purchased	3,841
Collateral on securities loaned	2,856
Investment advisory fees	271
Distribution and service fees	130
Administration and accounting fees	52
Transfer agent and sub-transfer agent fees and expenses	75
Professional fees	11
Trustee deferred compensation plan	42
Other accrued expenses	65
Total liabilities	7,691
Net Assets	$ 589,610
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 537,949
Accumulated earnings (loss)	51,661
Net Assets	$ 589,610
Net Assets:
Class A	$ 579,548
Class C	$ 8,927
Class I	$ 1,135
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	62,153,868
Class C	930,772
Class I	121,719
See Notes to Financial Statements.
33

TACTICAL ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2019
(Reported in thousands except shares and per share amounts)
Net Asset Value and Redemption Price Per Share:
Class A	$ 9.32
Class C	$ 9.59
Class I	$ 9.32
Offering Price per Share (NAV/(1-5.75%)):
Class A	$ 9.89
(1) Investment in unaffiliated securities at cost	$ 476,015
(2) Market value of securities on loan	$ 2,756
(3) Investment in affiliated fund at cost	$ 2,758
(4) Foreign currency at cost	$ —(a)

(a)	Amount is less than $500.
See Notes to Financial Statements.
34

TACTICAL ALLOCATION FUND
STATEMENT OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2019
($ reported in thousands)
Investment Income
Dividends	$ 1,199
Dividends from affiliated fund	69
Interest	2,587
Security lending, net of fees	27
Foreign taxes withheld	(33)
Total investment income	3,849
Expenses
Investment advisory fees	839
Distribution and service fees, Class A	359
Distribution and service fees, Class C	27
Administration and accounting fees	158
Transfer agent fees and expenses	82
Sub-transfer agent fees and expenses, Class A	65
Sub-transfer agent fees and expenses, Class C	2
Custodian fees	2
Printing fees and expenses	13
Professional fees	20
Registration fees	23
Trustees’ fees and expenses	9
Miscellaneous expenses	82
Total expenses	1,681
Less expenses reimbursed and/or waived by investment adviser(1)	(5)
Less low balance account fees	(13)
Net expenses	1,663
Net investment income (loss)	2,186
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Unaffiliated investments	(1,510)
Affiliated fund	(41)
Foreign currency transactions	(64)
Net change in unrealized appreciation (depreciation) from:
Unaffiliated investments	27,015
Affiliated fund	(132)
Foreign currency transactions	— (2)
Net realized and unrealized gain (loss) on investments	25,268
Net increase (decrease) in net assets resulting from operations	$27,454

(1)	See Notes 3A and 3D in the Notes to Financial Statements.
(2)	Amount is less than $500.
See Notes to Financial Statements.
35

TACTICAL ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS
(Reported in thousands)
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 2,186	$ 2,188
Net realized gain (loss)	(1,615)	3,139
Net change in unrealized appreciation (depreciation)	26,883	8,501
Increase (decrease) in net assets resulting from operations	27,454	13,828
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(5,042)	(3,216) (1)
Class C	(90)	(53) (1)
Class I	(3)	—
Dividends and Distributions to Shareholders	(5,135)	(3,269)
Change in Net Assets from Capital Transactions
Shares sold and cross class conversions:
Class A (240 and 526 shares, respectively)	2,105	4,961
Class C (39 and 32 shares, respectively)	346	308
Class I (122 and — shares, respectively)	1,118	—
Net assets from merger(2):
Class A (48,375 and — shares, respectively)	423,501	—
Class C (636 and — shares, respectively)	5,724	—
Reinvestment of distributions:
Class A (546 and 309 shares, respectively)	4,639	2,896
Class C (10 and 5 shares, respectively)	86	51
Class I (—(3) and — shares, respectively)	2	—
Shares repurchased and cross class conversions:
Class A ((2,214) and ((1,461)) shares, respectively)	(19,631)	(13,765)
Class C ((130) and ((99)) shares, respectively)	(1,188)	(955)
Class I (—(3) and (—) shares, respectively)	(1)	—
Increase (decrease) in net assets from capital transactions	416,701	(6,504)
Net increase (decrease) in net assets	439,020	4,055
Net Assets
Beginning of period	150,590	146,535
End of Period	$ 589,610	$ 150,590
Accumulated undistributed net investment income (loss) at end of period	N/A	$ (212)

See Notes to Financial Statements.
36

TACTICAL ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(Reported in thousands)
(1)	For the year ended September 30, 2018, the distributions to shareholders for the Fund were as follows:

Dividends and Distributions to Shareholders
Net investment income:
Class A	$(2,102)
Class C	(23)
Net realized gains:
Class A	(1,114)
Class C	(30)
Total	$(3,269)

(2)	See Note 11 in Notes to Financial Statements.
(3)	Amount is less than (500) shares.
See Notes to Financial Statements.
37

TACTICAL ALLOCATION FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions

Class A
10/1/18 to 3/31/19(6)	$ 9.66	0.07	(0.13)	(0.06)	(0.06)	(0.22)	(0.28)
10/1/17 to 9/30/18	9.00	0.14	0.73	0.87	(0.14)	(0.07)	(0.21)
10/1/16 to 9/30/17(9)	8.33	0.08	0.69	0.77	(0.08)	(0.02)	(0.10)
4/1/16 to 3/31/17	8.44	0.17	0.56	0.73	(0.15)	(0.69)	(0.84)
4/1/15 to 3/31/16	9.75	0.20	(0.88)	(0.68)	(0.17)	(0.46)	(0.63)
4/1/14 to 3/31/15	10.06	0.21	0.15	0.36	(0.20)	(0.47)	(0.67)
10/1/13 to 3/31/14	9.88	0.22	1.13	1.35	(0.21)	(0.96)	(1.17)
Class C
10/1/18 to 3/31/19(6)	$ 9.93	0.04	(0.14)	(0.10)	(0.02)	(0.22)	(0.24)
10/1/17 to 9/30/18	9.24	0.07	0.75	0.82	(0.06)	(0.07)	(0.13)
10/1/16 to 9/30/17(9)	8.55	0.05	0.70	0.75	(0.04)	(0.02)	(0.06)
4/1/16 to 3/31/17	8.64	0.11	0.57	0.68	(0.08)	(0.69)	(0.77)
4/1/15 to 3/31/16	9.96	0.14	(0.90)	(0.76)	(0.10)	(0.46)	(0.56)
4/1/14 to 3/31/15	10.27	0.13	0.16	0.29	(0.13)	(0.47)	(0.60)
10/1/13 to 3/31/14	10.07	0.15	1.15	1.30	(0.14)	(0.96)	(1.10)
Class I
1/29/19 (12) to 3/31/19(6)	$ 8.66	0.03	0.65	0.68	(0.02)	—	(0.02)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
38

TACTICAL ALLOCATION FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

(0.34)	$ 9.32	(0.31) %	$579,548	1.12% (7)(8)	1.14%	1.51%	21%
0.66	9.66	9.73	146,854	1.26	1.27	1.47	41
0.67	9.00	9.25	142,481	1.38	1.38	1.81	26
(0.11)	8.33	9.20 (10)	137,388	1.37 (10)(11)	1.38	1.86 (10)	104
(1.31)	8.44	(7.36)	147,546	1.32	1.33	2.25	81
(0.31)	9.75	3.60	180,435	1.30	1.30	2.09	69
0.18	10.06	14.84	195,509	1.29	1.29	2.22	61

(0.34)	$ 9.59	(0.67) %	$ 8,927	1.91% (7)(8)	1.93%	0.76%	21%
0.69	9.93	8.94	3,736	2.04	2.05	0.68	41
0.69	9.24	8.80	4,054	2.14	2.15	1.05	26
(0.09)	8.55	8.37 (10)	4,378	2.11 (10)(11)	2.13	1.13 (10)	104
(1.32)	8.64	(8.02)	5,460	2.07	2.08	1.51	81
(0.31)	9.96	2.81	6,328	2.04	2.04	1.29	69
0.20	10.27	13.90	3,785	2.04	2.04	1.46	61

0.66	$ 9.32	7.90%	$ 1,135	0.86% (8)	0.92%	1.85%	21%

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
39

TACTICAL ALLOCATION FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Fund will also indirectly bear its prorated share of expenses of the underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(8)	The Fund is currently under its expense limitation.
(9)	The Fund changed its fiscal year end to September 30, during the period.
(10)	Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses to Average Net Assets and increase the Ratio of Net Investment Income (Loss) to Average Net Assets by 0.08%. Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return by 0.08%.
(11)	Net expense ratio includes extraordinary proxy expenses.
(12)	Inception date.
See Notes to Financial Statements.
40

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2019
Note 1. Organization
Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 10 funds of the Trust are offered for sale, of which the Tactical Allocation Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has investment objectives of capital appreciation and income. There is no guarantee that the Fund will achieve its objectives.
The Fund offers Class A shares, Class C shares and Class I shares.
Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Effective January 1, 2019, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares ten years after the purchase date. Class I shares are sold without a front-end sales charge or CDSC.
The Fund may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Fund. These fees are reflected as “Low balance account fees” in the Fund’s Statement of Operations for the period, as applicable. The net expense ratio disclosed in the Financial Highlights includes a waiver of such low balance account fees.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Fund’s Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of the Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Certification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial
41

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•     Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
•     Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 –  prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for
42

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost bases, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
The Fund is treated as a separate taxable entity. It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
43

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2019, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2015 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	When-issued Purchases and Forward Commitments (Delayed Delivery)
The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by the Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and forward commitment securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
H.	Leveraged Loans
The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in
44

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
At March 31, 2019, At March 31, 2019, the Fund had the following unfunded loan commitment:

Borrower	Unfunded Loan Commitment
Pacific Gas and Electric Co.	$70,000
I.	Regulation S-X
In August 2018, the SEC adopted amendments to Regulation S-X which are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the information provided to investors. The amendments include eliminating the requirement to: separately state book basis components of net assets on the Statement of Assets & Liabilities; separately state the sources of distributions paid (except tax return of capital distributions must still be separately disclosed) on the Statements of Changes in Net Assets; and state the book basis amount of undistributed net investment income on the Statements of Changes in Net Assets. Certain prior year amounts have been reclassified for consistency with the current year presentation (see footnotes on Statements of Changes in Net Assets for separate disclosure). These reclassifications have no effect on total net assets, total distributions, the statement of operations, financial highlights, net asset value or total return.
45

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
J.	Securities Lending
($ reported in thousands)
The Fund may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
At March 31, 2019, the Fund had securities on loan as follows:

Market Value	Cash Collateral
$2,756	$ 2,856
Note 3. Investment Advisory Fees and Related Party Transactions
A.	Investment Adviser
($ reported in thousands)
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadvisers.
As compensation for its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, based upon the following annual rates as a percentage of the average daily net assets of the Fund:

$1+ Billion	$1+ Billion through $2 Billion	$2+ Billion
0.55%*	0.50%*	0.45%*
*	Effective December 1, 2018. For the period of October 1, 2018 to November 30, 2018, the rates were 0.70% (first $ Billion), 0.65% ($1+ Billion through $2 Billion), and 0.60% ($2+ Billlion).
During the period covered by these financial statements, the Fund invested a portion of its assets in Virtus Newfleet Credit Opportunities Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets invested in the Virtus Newfleet Credit Opportunities Fund. For the period covered by these financial statements, the waiver amounted to $5. This waiver was in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statement of Operations in “Less expenses reimbursed and/or waived by investment adviser.”
46

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
B.	Subadvisers
The subadvisers manage the investments of the Fund for which they are paid a fee by the Adviser.
Newfleet Asset Management, LLC, an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Fund’s fixed income portfolio. Kayne Anderson Rudnick Investment Management, LLC, an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Fund’s domestic equity portfolio, and Duff & Phelps Investment Management Co., an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Fund’s international equity portfolio.
C.	Expense Limits and Fee Waivers
Effective January 25, 2019, the Adviser has contractually agreed to limit the Fund’s total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed, on an annualized basis, the following respective percentages of the Fund’s average net asset values through January 31, 2021. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. The waivers and reimbursements are calculated daily and received monthly.

Class A	Class C	Class I
1.15%	1.90%	0.90% *
*	Effective at inception of Class I, January 29, 2019.
D.	Expense Recapture
($ reported in thousands)
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

Expiration
2022
Class I	— (a)
                   (a) Amount is less than $500.
E.	Distributor
($ reported in thousands)
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2019, it retained net commissions of $4 for Class A shares and CDSC of $3 for Class C shares.
47

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the following annual rates: 0.25% for Class A shares and 1.00% for Class C shares. Class I shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
($ reported in thousands)
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as administrator and transfer agent to the Fund.
For the period ended March 31, 2019, the Fund incurred administration fees totaling $140 which are included in the Statement of Operations within the line item “Administration and accounting fees”. The fees are calculated daily and paid monthly.
For the period ended March 31, 2019, the Fund incurred transfer agent fees totaling $130 which are included in the Statement of Operations within the line items “Transfer agent fees and expenses” and “Sub-transfer agent fees and expenses.” A portion of these fees was paid to outside entities that also provide services to the Fund. The fees are calculated daily and paid monthly.
G.	Investments in Affiliates
($ reported in thousands)
A summary of total long-term and short-term purchases and sales of the affiliated fund, during the period ended March 31, 2019, is as follows:

	Value, beginning of period	Purchases	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrea- lized appre- ciation (depre- ciation) on affil- iated fund	Value, end of period	Shares	Dividend Income	Distributions of Realized Gains
Affiliated Mutual Fund—0.2%
Virtus Newfleet Credit Opportunities Fund Class R6*	$ 1,605	$ 1,751	$ 604	$ (41)	$ (132)	$ 2,579	276,709	$ 69	$ —

*	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
H.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may
48

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statement of Assets and Liabilities at March 31, 2019.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities, and short term securities) during the period ended March 31, 2019, were as follows:
Purchases	Sales
$59,729	$72,804
Purchases and sales of long-term U.S. Government and agency securities during the period ended March 31, 2019, were as follows:
Purchases	Sales
$7,239	$8,358
Note 5. Capital Share Transactions
(reported in thousands)
Certain shareholders may exchange shares of one class for shares of another class in the Fund. These exchange transactions are included as subscriptions and redemptions in the Statements of changes in net assets. For the period ended March 31, 2019, the Fund had the following exchange transactions:
Exchange Redemptions	Exchange Subscriptions
Class C Shares	Class A Shares	Value
37	38	$322
Note 6. Credit Risk and Asset Concentration
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objectives. Fluctuations in these sectors of concentration may have
49

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 7.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Fund enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Fund and that have not occurred. However, neither the Trust nor the Fund has had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 8. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category.
The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
The Fund held securities considered to be restricted at March 31, 2019.
Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
BDC Payments Holdings, Inc.	12/21/18	$3,109	$ 3,109	0.5%
Note 9. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Fund and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Fund to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of the Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 12, 2020. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Fund and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The Fund had no outstanding borrowings at any time during the period ended March 31, 2019.
50

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
Note 10. Federal Income Tax Information
($ reported in thousands)
At March 31, 2019, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$479,100	$118,181	$ (9,159)	$109,022
Note 11. Reorganization
($ reported in thousands)
On November 14, 2018, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Virtus Strategic Allocation Fund (the “Merged Fund”), a series of the Trust, and Tactical Allocation Fund (the “Acquiring Fund”), a series of the Trust, which provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Fund. The purpose of the transaction was to allow shareholders of both funds to own shares of a larger combined fund and to allow shareholders of the Merged Fund to own shares of a fund with a similar investment objective and style as, and potentially lower expenses than, the Merged Fund. The reorganization was accomplished by a tax-free exchange of shares on January 25, 2019. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the merger are as follows:
Merged Fund	Shares Outstanding	Acquiring Fund	Shares Converted	Merged Fund Net Asset Value of Converted Shares
Virtus Strategic Allocation Fund		Tactical Allocation Fund
Class A Shares	30,726,803	Class A Shares	48,374,727	$423,501
Class C Shares	419,945	Class C Shares	635,849	5,724
51

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Merged Fund	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Fund	Net Assets
Virtus Strategic Allocation Fund	$429,225	$55,954	Tactical Allocation Fund	$133,917
The net assets of the Acquiring Fund immediately following the acquisition were $563,142.
Assuming the acquisition had been completed on October 1, 2018, the Tactical Allocation Fund’s results of operations for the period ended March 31, 2019, would have been as follows:
Net investment income (loss)	$3,938 (a)
Net realized and unrealized gain (loss) on investments	(5,777) (b)
Net increase (decrease) in net assets resulting from operations	$ (1,839)
(a) $2,186, as reported in the Statement of Operations, plus $1,752 net investment income from Virtus Strategic Allocation Fund pre-merger.
(b) $25,268 as reported in the Statement of Operations, plus $(31,045) net realized and unrealized gain (loss) on investments from Virtus Strategic Allocation Fund pre-merger.
Because the Merged Fund and the Acquiring Fund have been managed as an integrated single Fund since the completion date it is also not feasible to separate the income/(losses) and gains/(losses) of the merged Virtus Strategic Allocation Fund that have been included in the acquiring Tactical Allocation Fund Statement of Operations since January 25, 2019.
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Adviser and/or Subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 13. Recent Accounting Pronouncement
In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a
52

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
premium, shortening such period to the earliest call date. This ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.
In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
53

CONSIDERATION OF ADVISORY AND SUBADVISORY
AGREEMENTS BY THE BOARD OF TRUSTEES (UNAUDITED)
The Board of Trustees (the “Board”) of Virtus Equity Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”) (together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Kayne Anderson Rudnick Investment Management LLC (“KAR”); the Trust, VIA and Duff & Phelps Investment Management Co. (“Duff & Phelps”); and the Trust, VIA and Newfleet Asset Management, LLC (“Newfleet”; each of KAR, Duff & Phelps, and Newfleet, a “Subadviser” and collectively, the “Subadvisers”) with respect to the funds of the Trust, including Virtus Tactical Allocation Fund (the “Fund”). At in-person meetings held on October 30, 2018 and November 13-15, 2018 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund. The Board noted the affiliation of the Subadvisers with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services provided to the Fund by VIA and each of the Subadvisers; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.
54

CONSIDERATION OF ADVISORY AND SUBADVISORY
AGREEMENTS BY THE BOARD OF TRUSTEES (UNAUDITED) (Continued)
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadvisers, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Fund’s investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadvisers’ management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it
55

CONSIDERATION OF ADVISORY AND SUBADVISORY
AGREEMENTS BY THE BOARD OF TRUSTEES (UNAUDITED) (Continued)
was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Fund prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as each Subadviser’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended June 30, 2018.
The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10- year periods. The Board also noted that the Fund outperformed its benchmark for the 1-year period and underperformed its benchmark for the 3-, 5- and 10-year periods.
The Board considered that the Fund had recently replaced one of the Subadvisers, so that the longer-term performance shown included that of the prior subadviser, as well as management’s discussion about the reasons for the Fund’s underperformance relative to its benchmark. After reviewing these and related factors, the Board concluded that the Fund’s overall performance, or reasons discussed for underperformance, were satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Fund for advisory services as well as the total expense levels of the Fund. This information included comparisons of the Fund’s gross management fee and net total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s gross management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that in connection with the proposal for Virtus Strategic Allocation Fund to
56

CONSIDERATION OF ADVISORY AND SUBADVISORY
AGREEMENTS BY THE BOARD OF TRUSTEES (UNAUDITED) (Continued)
merge with and into the Fund, VIA had proposed a lower investment advisory fee schedule and new expense caps to limit the total expenses incurred by the Fund and its shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.
The Board considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
The Board concluded that the advisory and subadvisory fees, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered. The Board also approved the proposed merger and the related proposed lower investment advisory fees and new expense caps.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Fund and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Fund by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates.
In considering the profitability to the Subadvisers in connection with their relationships to the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadvisers, the Board noted that, because the Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationships with the Fund was not a material factor in approval of the Subadvisory Agreements.
57

CONSIDERATION OF ADVISORY AND SUBADVISORY
AGREEMENTS BY THE BOARD OF TRUSTEES (UNAUDITED) (Continued)
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no additional changes to the advisory fee structure of the Fund were necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the portion of the Fund managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Fund was not a material factor in the approval of the Subadvisory Agreements at this time.
Other Factors
The Board considered other benefits that may be realized by VIA and each Subadviser and their affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadvisers, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadvisers also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.
58

THIS PAGE INTENTIONALLY BLANK.
THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.
THIS PAGE INTENTIONALLY BLANK.

TACTICAL ALLOCATION FUND
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8649	05-19

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Virtus Equity Trust

By (Signature and Title)*    /s/ George R. Aylward

George R. Aylward, President

(principal executive officer)

Date                 6/7/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ George R. Aylward

George R. Aylward, President

(principal executive officer)

Date                 6/7/2019

By (Signature and Title)*    /s/ W. Patrick Bradley

W. Patrick Bradley, Executive Vice President, Chief Financial Officer,

and Treasurer

(principal financial officer)

Date                 6/7/2019

* Print the name and title of each signing officer under his or her signature.